                               BB&T Mutual Funds

                              SEMI-ANNUAL REPORT
                                To Shareholders
                                March 31, 1998








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



                               TABLE OF CONTENTS

              Letter from the Chairman and the Investment Advisor
                                     Page 2
                               Performance Report
                                     Page 7
                      Statements of Assets and Liabilities
                                    Page 14
                            Statements of Operations
                                    Page 21
                      Statements of Changes in Net Assets
                                    Page 25
                       Schedules of Portfolio Investments
                                    Page 30
                         Notes to Financial Statements
                                    Page 59
                              Financial Highlights
                                    Page 72

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

LETTER FROM THE CHAIRMAN AND THE INVESTMENT ADVISOR

Dear Shareholders:

We are pleased to send you this semiannual report for the six months ended March 31, 1998, a period that was remarkable for both the treacherous turn of events that took shape in Asia, and the seemingly unshakable resilience of U.S. stock and bond markets.

The big news at the beginning of our fiscal year was the devastating wave of currency devaluations, bankruptcies and equity losses that tore through the Far East--destabilizing many countries in the region and even threatening the financial well-being of Japan, one of the world's economic powers. The shock waves emanating from the Asian crisis were felt around the world, and the U.S. markets were not immune. On October 27, the Dow Jones Industrial Average plunged a record 554 points, causing many observers to sound the death knell for the stock market's incredible run.

But the party wasn't over. Despite continuing pressure from Asia and analysts' warnings about slowing earnings growth, the market recovered much of its lost ground. In fact, 1997 marked the first time in history that the Dow rose more than 20% for each of three consecutive years. And as we write this letter in early April, all of the market's major averages are flirting with new highs.

The news has been good for fixed-income investors, as well. If anything, the problems in Asia spurred a "flight to quality," a stampede by bond investors toward the relative safety and stability offered by U.S. Treasury securities. As a result of this increased demand, long-term yields fell sharply and prices rose significantly (yields and prices move inversely), generating handsome gains.

AN ABUNDANCE OF GOOD NEWS FOR SHAREHOLDERS

With such dramatic movements in the world's markets over the last six months, it's not surprising that the BB&T fund family experienced some dynamic events, as well. Some highlights:

 .The BB&T Growth and Income Fund's risk-adjusted performance earned an overall 4 star rating from Morningstar for its Trust and A Shares. The fund was rated among 2,437 domestic equity funds for the period ending 3/31/98. Four other funds in our family also outperformed their respective managed-fund index for Trust and A Shares, as measured by Lipper Analytical Services.

 .In October, we successfully launched six new funds, the BB&T Large Company Growth Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Prime Money Market Fund and three BB&T Capital Manager Funds--Growth Fund, Moderate Growth Fund and Conservative Growth Fund. With a total of 14 separate funds available to them, our shareholders can now take full advantage of the benefits of a broadly diversified portfolio.

 .In January, we made two key changes among our team of portfolio managers. Steve Brennaman added the management of the North Carolina Intermediate Tax-Free Fund to his duties, while Kevin McNair assumed responsibility for the U.S. Treasury Money Market Fund. Steve and Kevin bring solid credentials and years of experience to their new roles, which is good news for our shareholders.

 .Throughout the period, assets continued to grow. We were gratified that our shareholders continued to entrust substantial capital to our care. For the six months ended March 31, 1998, BB&T's total assets under management grew to $1.68 billion from $1.23 billion. This growth continues a long-standing trend; in the last 18 months, our fund family's assets have nearly doubled.

We also introduced our new quarterly newsletter, Sensible Investing, which was sent to shareholders with their April statements. In this and future issues, we will cover a wide range of investment topics and provide shareholders with information that can help them reach their financial goals.

Finally, we ask that you consider the BB&T Mutual Fund "No-Fee IRA."+ Whether you're considering a traditional, tax-deductible IRA, or the new Roth IRA-- which offers tax-free withdrawals--we can help you take positive steps toward ensuring a secure retirement. And while IRAs normally get a lot of attention during the first quarter of every year, we believe the best time to open a retirement account is right now. For more information on how simple it is to open and fund your IRA account, give us a call today at 1-800-228-1872. We'll make it easy for you.

--------------------------------------------------------------------------------
+ "No-fee" refers to no annual maintenance fee. An IRA investment in any BB&T mutual fund is subject to applicable sales charges and fund management fees.

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

WILL ASIA SINK? WILL U.S. MARKETS REMAIN BUOYANT?

Looking ahead at the financial markets over the next six months, we see reason for both caution and optimism. We expect the fallout from Asia to continue for some time, and we agree with the consensus view that the earnings growth of many U.S. companies will slow in 1998 as a result of slack markets throughout the Far East. Such a decline could certainly have an adverse effect on stock prices, which are already richly valued (some would say overvalued).

On the other hand, the U.S. economy promises to deliver continued growth, though at a pace less torrid than we've seen in recent years. Also, inflation continues to be remarkably benign--employment and producer price index data released in early April confirmed the absence of any inflationary pressure-- which bodes well for both stocks and bonds. And while many observers predicted earlier that 1998 would not be another banner year for stocks--such predictions also were made at the start of 1996 and 1997, two outstanding years for equities--the market has pretty much ignored the warnings of such analysts, and continued its climb to new heights. It's inevitable that, at some point, stocks will experience a significant correction, but trying to time such an event is pure folly.

Our conclusions? As always, we are committed to remaining as fully invested as possible. We are not market timers; we are investors, continually searching for the best stocks and bonds we can find. This discipline has served our shareholders, and us, very well in recent years, and we believe it's the right course for any long-term investment program.

We thank you for your support and stand ready to answer any questions you might have about the funds and your investment needs.

/s/ Walter B. Grimm
Walter B. Grimm
Chairman
BB&T Mutual Funds Group

/s/ David C. McMahon
David C. McMahon
Executive Vice President and Chief Investment Officer
Branch Banking and Trust Company

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.
This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money.
The BB&T Mutual Funds are distributed by BISYS Fund Services.
The BB&T Mutual Funds are NOT FDIC INSURED and are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. Investment products involve investment risk, including the possible loss of principal.
/1/Morningstar proprietary ratings reflect risk-adjusted performance through 3/31/98. The ratings are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury Bill returns and a risk factor that reflects fund performance below 90-day Treasury Bill returns. The BB&T Growth and Income Stock Fund Trust shares received 4 stars from among 1,363 domestic equity funds for the 5-year period ending 3/31/98. The Fund's A-shares received 4-stars from among 1,363 domestic equity funds for the 5-year period ending 3/31/98. The Fund received 5 stars for Trust shares for the 3-year period ending 3/31/98 from among 2,437 domestic equity funds. The Fund's A shares received 4-stars from among 2,437 domestic equity funds for the 3-year period ending 3/31/98. Ten percent of the funds in an investment category receive five stars, and the next 22.5% receive four stars.

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

THE BB&T INTERNATIONAL EQUITY FUND/1/

For the six months ended March 31, 1998, the Fund produced a total return of 8.31% (Trust Shares),/2/ and 8.17% (A Shares),/2/ outperforming the Lipper International Fund Average,/3/ which gained 6.11%.

This exceptionally volatile time--after all, this was when international investors became fully aware of the meltdown in Asia--could be characterized by two distinct periods. In the fourth quarter of 1997, global markets overall were quite flat, with Asia's weakness dragging down the broader international indices. But then, in the first quarter of 1998, we saw something of a recovery. While Asia's economies certainly are not out of the woods, investors realized that some positive action was being taken by the International Monetary Fund and others.

CAUTIOUS IN ASIA, BULLISH ON EUROPE

We believe that, in 1998, economic growth in Asia will be depressed and earnings will be virtually nonexistent. For some time, we've kept the Fund's exposure to the Far East at very modest levels, which protected us during last year's downturn. We've also benefited from the consistent, steady performance of our European holdings, especially those from countries such as Italy, Spain and France. The economies of these and other European nations have demonstrated good, solid growth, with low inflation and falling interest rates.

Therefore, while we remain underweighted in Japan and the rest of Asia, we are overweighted in Europe, where we believe the most promising opportunities are to be found. As of March 31, 1998, approximately 43% of the portfolio's holdings were invested in Continental Europe, 25.3% in the United Kingdom, 12.1% in Japan, 5.5% in other Pacific Basin countries, 8.5% in the world's emerging markets and 6.3% in cash and cash equivalents./4/

                             [GRAPH APPEARS HERE]
--------------------------------------------------------------------------------
                         Average Annual Total Return+
                                 As of 3/31/98
--------------------------------------------------------------------------------
                  Inception                                        Since
     Class          Date        6 Month            1 Year         Inception
--------------------------------------------------------------------------------

Class A Shares*    1/2/97        3.29%             12.74%           13.15%

Class B Shares**   1/2/97        2.72%             13.37%           13.64%

Trust Shares       1/2/97        8.31%             18.63%           17.97%
--------------------------------------------------------------------------------
*  Reflects 4.50% Maximum Sales Charge
** Reflects CDSC of 5.00%
+ Past performance is not predictive of future results. Investment return and the principal value of shares in the BB&T Mutual Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A portion of the Fund's fees have been voluntarily waived. If the fees had not been waived, the Fund's total return for the period would have been lower.

The top five equity holdings in the Fund were Lloyds TSB Group PLC (2.0% of the portfolios assets), ING Groupe N.V. (1.9%), Telefonica de Espana (1.8%), Novartis AG (1.8%) and Glaxo Wellcome PLC (1.7%).


--------------------------------------------------------------------------------

/1/International investing involves increased risk and volatility.
/2/For the Fund's total return with sales charges, see the performance box above.
/3/The Lipper International Fund Average represents the average performance of a universe of 30 actively managed international funds.
/4/The composition of the Fund's portfolio is subject to change.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

THE BB&T SMALL COMPANY GROWTH FUND/1/

For the six months ended March 31, 1998, the Fund produced a total return of - 1.35% (Trust Shares)./2/ For the same period, the Fund's A Shares produced a total return of -1.49%./2/ The fourth quarter of 1997, highlighted by the October decline that crushed many stocks--particularly many of the technology issues we favored--was a difficult time. Small stocks then staged a strong recovery and, by and large, performed very well during the first three months of 1998.

ROTATING INTO THE CONSUMER SECTOR

Moving into 1998, we've continued to lighten up on technology. We've been seeing renewed interest in selected restaurant issues, some wine stocks and health-food retailers--companies such as Whole Foods Market (1.5% of the portfolio's assets), Wild Oats Markets (0.8%) and Gardenburger (0.1%), which makes a meat-substitute hamburger.

Over the next six months, we believe performance in the small-stock sector will be determined by what the broader market does. If the market can continue to move upward, we believe there will come a point when smaller stocks will draw more investor attention. On the other hand, if the market goes through a corrective phase--which is certainly possible--investors may shy away from small caps. However, when such a correction is over, we believe small companies may present valuations that are so compelling that investors will be likely to put more money in small stocks. On a relative valuation basis, small companies look more attractive than the overall market.

                             [GRAPH APPEARS HERE]
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                         Average Annual Total Return+
                                 As of 3/31/98
--------------------------------------------------------------------------------
                  Inception                                        Since
     Class          Date        6 Month            1 Year         Inception
--------------------------------------------------------------------------------

Class A Shares*    12/7/94      -5.92%             36.72%           26.81%

Class B Shares**    1/2/96      -6.69%             38.36%           18.15%

Trust Shares       12/7/94      -1.35%             43.58%           28.95%
--------------------------------------------------------------------------------
*  Reflects 4.50% Maximum Sales Charge
** Reflects CDSC of 5.00%
+ Past performance is not predictive of future results. Investment return and the principal value of shares in the BB&T Mutual Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A portion of the Fund's fees have been voluntarily waived. If the fees had not been waived, the Fund's total return would have been lower.


As of March 31, 1998, the top five equity holdings in the Fund were Saville Systems PLC ADR (2.4% of the portfolio's assets), CBT Group PLC ADR (2.1%), Linens "N Things, Inc. (1.9%), Theragenics Corp. (1.9%) and Ciber, Inc. (1.7%)./3/


--------------------------------------------------------------------------------
/1/Small-capitalization companies typically carry additional risks, since smaller companies generally have a higher risk of failure and, by definition, are not as well established as "blue-chip" companies. Historically, small-company stocks have experienced a greater degree of market volatility than stocks on average.
/2/For the Fund's total return with sales charges, see the performance box above.
/3/The composition of the Fund's portfolio is subject to change.

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

THE BB&T LARGE COMPANY GROWTH FUND

The BB&T Large Company Growth Fund was opened to investors on October 3, 1997. For the period ended March 31, 1998, which represents just under six months of performance, the Fund produced a total return of 7.63% (Trust Shares). For the same period, the Fund's A Shares produced a total return of 7.37%./1/

The Fund follows a quantitative approach to investing, mostly in the type of large-capitalization stocks that have led the market in recent years. The Fund may be most appropriate for long-term investors whose primary goal is capital appreciation, with less concern about current income.

THE FUEL DRIVING THE LARGE-CAP RALLY

It's our opinion that the money that keeps pouring into large-cap stocks is being driven by 401(k) investing and the graying of the baby boom generation. We're seeing a market that's on fire because people keep adding fuel to it. We believe another reason large-cap stocks have continued to climb is that there are a number of huge mutual funds whose managers need to stay fully invested; their size precludes their buying the shares of smaller, less-liquid companies, so they put their money into the larger issues.

We are well positioned to take advantage of the current market environment, in which the large-cap sector has remained the darling of investors. About 73% of the portfolio is invested in stocks with capitalizations of $7 billion or more./2/ Typically, our large-cap growth orientation leads us to look for value in such sectors as health care, technology and finance. We buy mostly household names, the kinds of companies with which many investors are familiar.

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--------------------------------------------------------------------------------
                            Aggregate Total Return+
                                 As of 3/31/98
--------------------------------------------------------------------------------
                                   Inception          Since
                  Class              Date           Inception
--------------------------------------------------------------------------------

             Class A Shares*        10/3/97            2.55%

             Class B Shares**       10/3/97            2.18%

             Trust Shares           10/3/97            7.63%
--------------------------------------------------------------------------------
*  Reflects 4.50% Maximum Sales Charge
** Reflects CDSC of 5.00%
+ Past performance is not predictive of future results. Investment return and the principal value of shares in the BB&T Mutual Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A portion of the Fund's fees have been voluntarily waived. If the fees had not been waived, the Fund's total return for the period would have been lower.


As of March 31, 1998, the top five equity holdings in the Fund were General Electric Co. (2.8% of the portfolio's assets), BellSouth (2.5%), Merck & Co., Inc. (2.4%), Bristol-Myers Squibb Co. (2.4%) and Lucent Technologies (2.3%).



--------------------------------------------------------------------------------
/1/ For the Fund's total return with sales charges, see the performance box above.
/2/ The composition of the Fund's portfolio is subject to change.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

PERFORMANCE REPORT

THE BB&T GROWTH AND INCOME STOCK FUND

For the six months ended March 31, 1998, the Fund produced a total return of 13.38% (Trust Shares)/1/ and 13.27% (A Shares),/1/ outperforming the Lipper Growth and Income Fund Average, which rose 12.57%./2/ Our performance was particularly outstanding on a risk-adjusted basis, as the Fund delivered very strong returns while experiencing less volatility than the market as a whole.

AN EMPHASIS ON RELATIVE VALUE

While we don't make major sector bets, the Fund remains overweighted in mid-cap issues. This allocation is due to the fact that in our search for relative value, we discovered the most attractively valued stocks to be in the mid-cap range. The Fund's average market capitalization is about half that of the Standard & Poor's 500/3/; our yield is significantly higher, while the average price-to-book and price-to-earnings ratios of our holdings are lower. These are some of the valuation characteristics that have led us in the past to stocks with meaningful, long-term growth potential./4/

Our diversified value investment strategy emphasizes reasonably priced stocks of financially strong, large to mid-sized companies. This fully invested strategy yields relatively low turnover, reflecting our three- to five-year investment horizon.

                             [GRAPH APPEARS HERE]
--------------------------------------------------------------------------------
                         Average Annual Total Return+
                                 As of 3/31/98
--------------------------------------------------------------------------------
                  Inception                                        Since
     Class          Date        6 Month    1 Year     5 Year      Inception
--------------------------------------------------------------------------------

Class A Shares*    10/9/92       8.18%     36.18%     18.67%        19.06%

Class B Shares**    1/2/96       7.80%     37.57%       N/A         26.59%

Trust Shares       10/9/92      13.38%     42.88%     20.03%        20.36%
--------------------------------------------------------------------------------
*  Reflects 4.50% Maximum Sales Charge
** Reflects CDSC of 5.00%
+ Past performance is not predictive of future results. Investment return and the principal value of shares in the BB&T Mutual Funds will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. A portion of the Fund's fees have been voluntarily waived. If the fees had not been waived, the Fund's total return would have been lower.


As of March 31, 1998, the top five equity holdings in the Fund were SAFECO Corp. (2.5x% of the portfolio's assets), Anheuser-Busch Co. (2.4%), SBC Communications, Inc. (2.4%), Johnson & Johnson (2.4%) and SUPERVALU, Inc. (2.3%).


--------------------------------------------------------------------------------
/1/For the Fund's total return with sales charges, see the performance box above.
/2/The Lipper Growth and Income Fund Average represents the average performance of a universe of 30 actively managed growth and income funds.
/3/The S&P 500 Stock Index is an unmanaged index generally representative of the
   U.S. stock market.
/4/The composition of the Fund's portfolio is subject to change.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

THE BB&T BALANCED FUND

For the six months ended March 31, 1998, the Fund produced a total return of 11.90% (Trust Shares)/1/ and 11.74% (A Shares),/1/ outperforming the Lipper Balanced Fund Average, which rose 9.47%./2/ The period was marked by a great deal of volatility in both stocks and bonds, though both markets moved solidly ahead for the period as a whole.

This kind of volatility is not surprising. Investors need to be prepared for such short-term fluctuations, which can be tempered to some degree by the asset-allocation strategy of a balanced fund. We expect more volatility in both stocks and bonds during 1998, and we have positioned the Fund to take advantage of opportunities that can emerge in that type of environment.

PURSUING GROWTH WHILE MODERATING RISK

During the last six months, we allocated a greater portion of the Fund to equities, believing that it was a good time to take a prudent measure of risk in the stock market. We also increased the average maturity of the portfolio in order to increase the yield slightly. For example, we've purchased Federal Farm Credit Bureau bonds, due 2004, which provide a yield about 30 basis points (0.30%) higher than Treasuries of comparable length. Overall, our fixed-income positions provide a nicely laddered portfolio, with good liquidity.

As of March 31, 1998, approximately 60.3% of the portfolio's holdings were invested in stocks, 33.5% in fixed-income holdings and 5.8% in cash and cash equivalents./3/ The Fund's top five equity holdings were Xerox Corp. (1.6% of the portfolio's assets), SBC Communications, Inc. (1.5%), Banc One Corp. (1.4%), J.P. Morgan & Co. (1.4%) and Ameritech Corp. (1.3%). The Fund's fixed-income holdings were invested in U.S. Treasury and mortgage-backed securities. The average maturity of the portfolio was approximately 5.8 years; the average credit quality was AAA.

                             [GRAPH APPEARS HERE]
--------------------------------------------------------------------------------
                         Average Annual Total Return+
                                 As of 3/31/98
--------------------------------------------------------------------------------
                  Inception                                        Since
     Class          Date          6 Month          1 Year         Inception
--------------------------------------------------------------------------------

Class A Shares*    7/1/93          6.73%           23.65%           12.66%

Class B Shares**   1/2/96          6.33%           24.48%           15.89%

Trust Shares       7/1/93         11.90%           29.73%           13.99%
--------------------------------------------------------------------------------
*  Reflects 4.50% Maximum Sales Charge
** Reflects CDSC of 5.00%
+ Past performance is not predictive of future results. Investment return and the principal value of shares in the BB&T Mutual Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A portion of the Fund's fees have been voluntarily waived. If the fees had not been waived, the Fund's total return for the period would have been lower.


--------------------------------------------------------------------------------
/1/For the Fund's total return with sales charges, see the performance box above.
/2/The Lipper Balanced Fund Average represents the average performance of a universe of 30 actively managed balanced funds.
/3/The composition of the Fund's portfolio is subject to change.

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


THE BB&T CAPITAL MANAGER FUNDS
Growth Fund
Moderate Growth Fund
Conservative Growth Fund

The BB&T Capital Manager Funds were opened to investors on October 3, 1997. For the period ended March 31, 1998, which represents just under six months of performance, the three portfolios produced these total returns:

      TRUST SHARES/1/                          A SHARES/1/
    .Growth Fund: 7.61%                      .Growth 7.88%
    .Moderate Growth Fund: 7.06%             .Moderate 6.29%
    .Conservative Growth Fund: 6.23%         .Conservative 4.39%

                             [GRAPHS APPEAR HERE]

                           The BB&T Capital Manager
                                  Growth Fund
--------------------------------------------------------------------------------
                            Aggregate Total Return+
                                 As of 3/31/98
--------------------------------------------------------------------------------
                                    Inception        Since
                    Class             Date          Inception
--------------------------------------------------------------------------------

               Class A Shares*       1/29/98           3.01%

               Trust Shares          10/2/97           7.61%
--------------------------------------------------------------------------------
*  Reflects 4.50% Maximum Sales Charge

                           The BB&T Capital Manager
                             Moderate Growth Fund
--------------------------------------------------------------------------------
                            Aggregate Total Return+
                                 As of 3/31/98
--------------------------------------------------------------------------------
                                    Inception        Since
                    Class             Date          Inception
--------------------------------------------------------------------------------

               Class A Shares*       1/29/98           1.52%

               Trust Shares          10/2/97           7.06%
--------------------------------------------------------------------------------
* Reflects 4.50% Maximum Sales Charge

                           The BB&T Capital Manager
                           Conservative Growth Fund
--------------------------------------------------------------------------------
                            Aggregate Total Return+
                                 As of 3/31/98
--------------------------------------------------------------------------------
                                    Inception        Since
                    Class             Date          Inception
--------------------------------------------------------------------------------

               Class A Shares*       1/29/98          -0.35%

               Trust Shares          10/2/97           6.32%
--------------------------------------------------------------------------------
* Reflects 4.50% Maximum Sales Charge

+ Past performance is not predictive of future results. Investment return and the principal value of shares in the BB&T Mutual Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A portion of the Fund's fees have been voluntarily waived. If the fees had not been waived, the Fund's total return for the period would have been lower.

OUR ASSET-ALLOCATION FORMULAS DELIVERED SOLID RETURNS

During the period, the three funds performed exactly as expected. Last fall, when the market turned lower, the Conservative Growth Fund significantly outperformed the more aggressive Moderate Growth and Growth Funds, and when the market recovered its losses and bulled ahead, the more aggressive funds turned in the better performances.

The Conservative Growth Fund is providing more dividend income, which is what shareholders would expect, and has been less volatile. To date, this has proven to be an option for shareholders who are close to retirement or who have begun to draw off retirement income.

By having a greater exposure to the BB&T International Equity Fund, the more aggressive funds have participated in the resurgence we saw in many international markets during the first quarter of 1998. These two Capital Manager funds have also benefited from their greater exposure to the BB&T Growth & Income and Large Company Growth funds--which invest primarily in equities./2/

As of March 31, 1998, the funds were in line with their asset-allocation target exposures. We believe it makes sense to assume each portfolio's target level of risk, but not to take extra risk. Going forward, we intend to actively shift each portfolio's weightings to take advantage of opportunities in the market.


--------------------------------------------------------------------------------
/1/For the Funds' total returns with sales charges, see the performance boxes above.
/2/The composition of the Funds' portfolios are subject to change.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

THE BB&T NORTH CAROLINA INTERMEDIATE TAX-FREE FUND/1/

For the six months ended March 31, 1998, the Fund produced a total return of 2.62% (Trust Shares)./2/ For the same period, the Fund's A shares produced a total return of 2.54%./2/

The Fund's yield declined during the last 10 weeks of the period, due to a strong run-up in bond prices (prices and yields move inversely). While shareholders may be somewhat concerned about the declining yield, they should understand that their investment has actually appreciated in value, as the prices of our holdings have risen.

TAKING STEPS TO INCREASE OUR YIELD

During the last 90 days of the period, we extended the portfolio's maturity, while takings steps not to upset the Fund's yield. Our intent has been to fully capture the movement of the muni bond market going forward and boost our coupon rate. We believe that we're in a stable interest rate environment, at least as far as the Fed Funds rate is concerned. We don't anticipate the Federal Reserve Board changing interest rates in the short term, though we believe they may take action some time in 1999.

Our holdings are most concentrated in the city of Charlotte and the Charlotte/Mecklinburg area. The rest of the portfolio is spread out fairly evenly among the other counties of North Carolina.

                             [GRAPH APPEARS HERE]
--------------------------------------------------------------------------------
                         Average Annual Total Return+
                                 As of 3/31/98
--------------------------------------------------------------------------------
                  Inception                                        Since
     Class          Date        6 Month    1 Year      5 Year     Inception
--------------------------------------------------------------------------------

Class A Shares*    10/16/92      0.49%      5.15%       3.90%        4.03%

Trust Shares       10/16/92      2.62%      7.42%       4.47%        4.54%
--------------------------------------------------------------------------------
*  Reflects 2.00% Maximum Sales Charge
+ Past performance is not predictive of future results. Investment return and the principal value of shares in the BB&T Mutual Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A portion of the Fund's fees have been voluntarily waived. If the fees had not been waived, the Fund's total return for the period would have been lower.


As of March 31, 1998, the Fund's entire portfolio was invested in debt instruments issued by government entities in the state of North Carolina. Approximately 74.0% of our holdings were general obligation bonds, 24.4% were revenue bonds and 1.6% was in cash and cash equivalents. The average maturity of our holdings was 5.8 years, and the average credit quality was AAA./3/



--------------------------------------------------------------------------------
/1/The Fund's income may be subject to certain state and local taxes and, depending on your tax status, to the federal alternative minimum tax. Regional investing may entail additional risks since investments are limited to one geographical area.
/2/For the Fund's total return with sales charges, see the performance box above.
/3/The composition of the Fund's portfolio is subject to change.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

THE BB&T SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND/1/

The BB&T South Carolina Intermediate Tax-Free Fund was opened to investors on October 3, 1997. For the period ended March 31, 1998, which represents just under six months of performance, the Fund produced a total return of 3.44% (Trust Shares)./2/ For the same period, the Fund's A shares produced a total return of 3.42%./2/

For investors looking for tax-free income, a mutual fund such as ours offers advantages not available to most investors who invest in individual bonds. First, the benefits of diversification; our holdings are spread out across the state of South Carolina, in a variety of issues. Second, the breadth of our bond purchases can be spread out, cost-effectively, over a longer period of time. Third, pricing power; we buy new issues in larger lots than an individual investor can, leveraging the Fund's pricing power.

TIGHT SUPPLY TRANSLATED TO LOWER YIELDS

The majority of new South Carolina muni bond issues that came to market in 1997 were revenue bonds, and the overall supply was unusually limited. Through the first quarter of 1998, supply has remained tight. When new issues have come to market, they have not remained available for very long, and partly because of this strong demand, yields have come down over the last 12 months. The state and counties have not been issuing a lot of debt, a situation that results in high demand, high prices and lower yields.

As of March 31, 1998, the Fund's entire portfolio was invested in debt instruments issued by government entities in the state of South Carolina. Approximately 66% of our holdings were revenue bonds, and 30% were general obligation bonds. The average maturity of our holdings was 6.0 years, and the average credit quality was AAA.

                             [GRAPH APPEARS HERE]
--------------------------------------------------------------------------------
                            Aggregate Total Return+
                                 As of 3/31/98
--------------------------------------------------------------------------------
                                   Inception          Since
                   Class              Date          Inception
--------------------------------------------------------------------------------
             Class A Shares*        10/19/97          1.39%

             Trust Shares           10/19/97          3.44%
--------------------------------------------------------------------------------
*  Reflects 2.00% Maximum Sales Charge
+ Past performance is not predictive of future results. Investment return and the principal value of shares in the BB&T Mutual Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A portion of the Fund's fees have been voluntarily waived. If the fees had not been waived, the Fund's total return for the period would have been lower.



--------------------------------------------------------------------------------
/1/The Fund's income may be subject to certain state and local taxes and, depending on your tax status, to the federal alternative minimum tax. Regional investing may entail additional risks since investments are limited to one geographical area.
/2/For the Fund's total return with sales charges, see the performance box above.
/3/The composition of the Fund's portfolio is subject to change.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

THE BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND
THE BB&T SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

For the six months ended March 31, 1998, the Intermediate U.S. Government Bond Fund produced a total return of 4.57% (Trust Shares)/1/ and 4.43% (A Shares),/1/ outperforming the Lipper Intermediate U.S. Government Bond Fund Average,/2/ which rose 3.91%. The Short-Intermediate U.S. Government Income Fund produced a total return of 3.20% (Trust Shares)/1/ and 3.07% (A Shares),/1/ beating the Lipper Short-Intermediate U.S. Government Bond Fund Average,/2/ which gained 3.04%.

The turmoil in Asia proved to be beneficial to the Treasury bond market, in which our two funds participate. Investors seeking greater safety and stability poured money into U.S. Treasury securities, boosting the prices of those securities.

                             [GRAPHS APPEAR HERE]

                             The BB&T Intermediate
                           U.S. Government Bond Fund
--------------------------------------------------------------------------------
                         Average Annual Total Return+
                                 As of 3/31/98
--------------------------------------------------------------------------------
                  Inception                                          Since
     Class          Date        6 Month      1 Year     5 Year     Inception
--------------------------------------------------------------------------------

Class A Shares*    10/9/92      -0.23%        6.24%      4.70%       5.22%

Class B Shares**    1/2/96      -0.95%        6.47%       N/A        2.53%

Trust Shares       10/9/92       4.57%       11.44%      5.95%       6.35%
--------------------------------------------------------------------------------
*  Reflects 4.50% Maximum Sales Charge
** Reflects CDSC of 5.00%

                          The BB&T Short-Intermediate
                          U.S. Government Income Fund
--------------------------------------------------------------------------------
                         Average Annual Total Return+
                                 As of 3/31/98
--------------------------------------------------------------------------------
                  Inception                                          Since
     Class          Date        6 Month      1 Year      5 Year    Inception
--------------------------------------------------------------------------------

Class A Shares*    11/30/92       1.00%       5.35%      4.27%       4.79%

Trust Shares       11/30/92       3.20%       7.81%      4.96%       5.43%
--------------------------------------------------------------------------------
* Reflects 2.00% Maximum Sales Charge

+ Past performance is not predictive of future results. Investment return and the principal value of shares in the BB&T Mutual Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A portion of the Fund's fees have been voluntarily waived. If the fees had not been waived, the Fund's total return for the period would have been lower.

A MOVE TOWARD CORPORATE BONDS AND LONGER MATURITIES

We added to our positions in corporate debt instruments throughout the last six months, in an effort to take advantage of some very attractive opportunities. That strategy has paid off, with corporate paper outperforming Treasury debt during the first quarter of 1998. We also lengthened the maturities of our portfolios, consistent with our belief that interest rates would decline--as they did dramatically in January.

As of March 31, 1998, the estimated average maturity of the Intermediate U.S. Government Bond Fund was 9.4 years. Sixty-five percent of the portfolio was invested in securities issued by the U.S. Treasury and agencies, 20% in corporate debt and 15% in mortgage-backed securities. The portfolio's average credit quality was AAA./3/

For the Short-Intermediate U.S. Government Income Fund, the estimated average maturity was 4.8 years. Seventy percent of the portfolio was invested in securities issued by the U.S. Treasury and agencies, 10% in corporate debt and 19% in mortgage-backed securities. The portfolio's average credit quality was AAA.

--------------------------------------------------------------------------------
/1/For the Funds' total returns with sales charges, see the performance boxes above.
/2/The Lipper Intermediate U.S. Government Bond Fund Average represents the average performance of a universe of 30 actively managed intermediate U.S. Government bond funds. The Lipper Short-Intermediate U.S. Government Bond Fund Average represents the average performance of a universe of 30 actively managed short-intermediate U.S. Government bond funds.
/3/The composition of the Fund's portfolio is subject to change.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

THE BB&T PRIME MONEY MARKET FUND/1/
THE BB&T U.S. TREASURY MONEY MARKET FUND/1/

The BB&T Prime Money Market Fund was opened to investors on October 1, 1997. For the period ended March 31, 1998, which represents just under six months of performance, the Fund produced a total return of 2.59% (Trust Shares) with a 7-day yield of 5.11%. For the full six months ended March 31, 1998, the U.S. Treasury Money Market Fund produced a total return of 2.48% (Trust Shares). For the same periods, the Funds' A shares provided total returns of 2.43% (7-day yield 4.86%) and 2.35% (7-day yield 4.70%), respectively.

During the period, the Federal Reserve Board's Open Market Committee (FOMC) left the Federal Funds rate unchanged at 5.5%. With this key rate remaining static, money market yields displayed little movement. Although the threat of inflation could spark a rise in interest rates, ongoing economic problems in Japan and the rest of Asia--and the effect they could have on the earnings growth of companies in the U.S.--have encouraged the FOMC to assume a "wait-and-see" posture in the near term.

As of March 31, 1998, approximately 72.2% of the Prime Money Market Fund's portfolio was invested in commercial paper, 5.1% in repurchase agreements ("repos"), 17.8% in variable rate notes and 5.1% in certificates of deposit. The average maturity of the Fund's holdings was 44 days, and the average credit quality was AAA./1/

As of March 31, 1998, approximately 51% of the U.S. Treasury Money Market Fund's portfolio was invested in repurchase agreements and 49% in U.S. Treasury securities. The average maturity of the Fund's holdings was 42 days, and the average credit quality was AAA./3/



--------------------------------------------------------------------------------
An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
/1/The composition of the Fund's portfolio is subject to change.

The BB&T Mutual Funds are distributed by BISYS Fund Services.

Shares in the Funds involve investment risks, including possible loss of principal, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund shares are not deposits or obligations of, or guaranteed or endorsed by, the Branch Banking and Trust Company or its affiliates, nor are they insured by the FDIC or any other agency.

Some of the fees of the BB&T Mutual Funds are currently being waived, resulting in higher total returns than would occur if the full fees were charged.

This literature is authorized for distribution only when preceded or accompanied by a prospectus.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]                5/98

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1998
                                  (UNAUDITED)

                             PRIME     U.S. TREASURY SHORT-INTERMEDIATE INTERMEDIATE U.S.
                          MONEY MARKET MONEY MARKET   U.S. GOVERNMENT      GOVERNMENT
                              FUND         FUND         INCOME FUND         BOND FUND
                          ------------ ------------- ------------------ -----------------
        ASSETS:
Investments, at value
(Amortized cost
$55,565,697;
$140,572,796;
$153,865,988; and
$175,741,642,
respectively)...........  $55,565,697  $140,572,796     $154,492,577      $178,592,896
Repurchase agreements,
at cost.................    2,982,000   143,352,949               --                --
                          -----------  ------------     ------------      ------------
   Total investments....   58,547,697   283,925,745      154,492,577       178,592,896
Cash....................          780            --               --                --
Interest receivable.....      108,283     1,099,967        2,193,097         1,939,616
Receivable for capital
shares issued...........           --           533               --                --
Unamortized organization
costs...................        5,220            --               --                --
Prepaid expenses and
other...................       73,596        98,625           26,336            29,048
                          -----------  ------------     ------------      ------------
   Total Assets.........   58,735,576   285,124,870      156,712,010       180,561,560
                          -----------  ------------     ------------      ------------
      LIABILITIES:
Dividends payable.......      255,468     1,176,609          715,112           831,919
Payable for capital
shares redeemed.........           --        42,534               --                52
Accrued expenses and
other payables:
 Investment advisory
 fees...................       15,010        72,440           66,214            77,293
 Administration fees....        1,169         5,762            3,214             4,934
 Distribution fees--
 Class A................          148         7,695              978               892
 Distribution fees--
 Class B................           --           969               --               705
 Other..................       15,877        36,235           13,241            31,088
                          -----------  ------------     ------------      ------------
   Total Liabilities....      287,672     1,342,244          798,759           946,883
                          -----------  ------------     ------------      ------------
      NET ASSETS:
Capital.................   58,447,904   283,782,380      156,961,427       177,086,456
Undistributed
(distributions in excess
of) net investment
income..................           --            --           75,292           (10,106)
Net unrealized
appreciation
(depreciation) on
investments.............           --            --          626,589         2,851,254
Accumulated
undistributed net
realized gains (losses)
on investment
transactions............           --           246       (1,750,057)         (312,927)
                          -----------  ------------     ------------      ------------
   Net Assets...........  $58,447,904  $283,782,626     $155,913,251      $179,614,677
                          ===========  ============     ============      ============

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                 MARCH 31, 1998
                                  (UNAUDITED)

                             PRIME        U.S. TREASURY    SHORT-INTERMEDIATE INTERMEDIATE U.S.
                          MONEY MARKET    MONEY MARKET      U.S. GOVERNMENT      GOVERNMENT
                              FUND            FUND            INCOME FUND         BOND FUND
                          ------------    -------------    ------------------ -----------------
Net Assets
 Class A................  $ 2,125,868     $ 36,914,674        $  4,478,722      $  4,208,943
 Class B................           --        1,104,597                  --           902,306
 Trust Class............   56,322,036      245,763,355         151,434,529       174,503,428
                          -----------     ------------        ------------      ------------
 Total..................  $58,447,904     $283,782,626        $155,913,251      $179,614,677
                          ===========     ============        ============      ============
Outstanding units of
beneficial interest
(shares)
 Class A................    2,125,868       36,914,736             457,097           420,604
 Class B................           --        1,104,596                  --            90,449
 Trust Class............   56,322,036      245,763,141          15,443,187        17,414,928
                          -----------     ------------        ------------      ------------
 Total..................   58,447,904      283,782,473          15,900,284        17,925,981
                          ===========     ============        ============      ============
Net asset value
 Class A--redemption
 price per share........  $      1.00     $       1.00        $       9.80      $      10.01
 Class B--offering price
 per share*.............  $        --     $       1.00        $         --      $       9.98
 Trust Class--offering
 and redemption price
 per share..............  $      1.00     $       1.00        $       9.81      $      10.02
                          -----------     ------------        ------------      ------------
Maximum Sales Charge--
Class A.................          N/A              N/A                2.00%             4.50%
                          ===========     ============        ============      ============
Maximum Offering Price
(100%/(100%-Maximum
Sales Charge) of net as-
set value adjusted to
nearest cent) per
share--Class A..........  $      1.00(a)  $       1.00(a)     $      10.00      $      10.48
                          ===========     ============        ============      ============
Maximum Redemption Price
(100%/(100%-Maximum Re-
demption Charge) of net
asset value adjusted to
nearest cent) per
share--Class B*.........  $       N/A     $       1.00        $        N/A      $      10.51
                          ===========     ============        ============      ============

----
* Redemption price per share (Class B) varies by length of time shares are held.
(a) Offering price and redemption price are the same for the Prime Money Market Fund and the U.S. Treasury Money Market Fund.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1998
                                  (UNAUDITED)

                          NORTH CAROLINA SOUTH CAROLINA  GROWTH AND
                           INTERMEDIATE   INTERMEDIATE     INCOME      BALANCED
                          TAX-FREE FUND  TAX-FREE FUND   STOCK FUND      FUND
                          -------------- -------------- ------------ ------------
        ASSETS:
Investments, at value
(Cost $81,588,966;
$19,309,102;
$294,250,504; and
$112,802,824, respec-
tively).................   $84,414,879    $19,665,076   $459,327,056 $143,260,866
Interest and dividends
receivable..............     1,243,381        226,064        570,669      944,006
Receivable for capital
shares issued...........            --             --         18,482        1,133
Receivables for invest-
ments sold..............       996,720             --             --           --
Unamortized organization
costs...................            --         17,923             --           --
Prepaid expenses........        20,626         17,041         88,180       35,905
                           -----------    -----------   ------------ ------------
   Total Assets.........    86,675,606     19,926,104    460,004,387  144,241,910
                           -----------    -----------   ------------ ------------
      LIABILITIES:
Dividends payable.......       304,709         64,394        497,358      337,126
Payable for capital
shares redeemed.........            --             --          1,750        2,427
Payable for investments
purchased...............     1,881,765        497,545        568,311           --
Accrued expenses and
other payables:
 Investment advisory
 fees...................        35,608          6,577        190,925       59,903
 Administration fees....         1,736            398         12,545        3,932
 Distribution fees--
 Class A................         1,278             33          8,665        5,011
 Distribution fees--
 Class B................            --             --         21,313        8,876
 Other..................         9,367          4,183         37,473       10,595
                           -----------    -----------   ------------ ------------
   Total Liabilities....     2,234,463        573,130      1,338,340      427,870
                           -----------    -----------   ------------ ------------
      NET ASSETS:
Capital.................    81,427,634     18,935,603    281,973,617  111,102,492
Net unrealized apprecia-
tion (depreciation) on
investments.............     2,825,913        355,974    165,076,552   30,458,042
Accumulated
undistributed net
realized gains (losses)
on investment
transactions............       187,596         61,397     11,615,878    2,253,506
                           -----------    -----------   ------------ ------------
 Net Assets.............   $84,441,143    $19,352,974   $458,666,047 $143,814,040
                           ===========    ===========   ============ ============

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                 MARCH 31, 1998
                                  (UNAUDITED)

                          NORTH CAROLINA SOUTH CAROLINA  GROWTH AND
                           INTERMEDIATE   INTERMEDIATE     INCOME       BALANCED
                          TAX-FREE FUND  TAX-FREE FUND   STOCK FUND       FUND
                          -------------- -------------- ------------  ------------
Net Assets
 Class A................   $10,048,334    $   258,228   $ 41,935,866  $ 24,104,371
 Class B................            --             --     26,592,361    10,960,405
 Trust Class............    74,392,809     19,094,746    390,137,820   108,749,264
                           -----------    -----------   ------------  ------------
   Total................   $84,441,143    $19,352,974   $458,666,047  $143,814,040
                           ===========    ===========   ============  ============
Outstanding units of
beneficial interest
(shares)
 Class A................       974,054         25,258      1,993,207     1,646,779
 Class B................            --             --      1,267,887       752,406
 Trust Class............     7,209,481      1,878,560     18,503,647     7,445,190
                           -----------    -----------   ------------  ------------
   Total................     8,183,535      1,903,818     21,764,741     9,844,375
                           ===========    ===========   ============  ============
Net asset value
 Class A--redemption
 price per share........   $     10.32    $     10.22   $      21.04  $      14.64
 Class B--offering
 price per share*.......   $        --    $        --   $      20.97  $      14.57
 Trust Class--offering
 and redemption price
 per share..............   $     10.32    $     10.17   $      21.08  $      14.61
                           ===========    ===========   ============  ============
Maximum Sales Charge--
Class A.................          2.00%          2.00%          4.50%         4.50%
                           ===========    ===========   ============  ============
Maximum Offering Price
(100%/(100%-Maximum
Sales Charge) of net as-
set value adjusted to
nearest cent) per
share--Class A..........   $     10.53    $     10.43   $      22.03  $      15.33
                           ===========    ===========   ============  ============
Maximum Redemption Price
(100%/(100%-Maximum
Redemption Charge) of
net asset value adjusted
to nearest cent) per
share--Class B*.........   $       N/A    $       N/A   $      22.07  $      15.34
                           ===========    ===========   ============  ============

----
* Redemption price per share (Class B) varies by length of time shares are held.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1998
                                  (UNAUDITED)

                          LARGE COMPANY SMALL COMPANY INTERNATIONAL CAPITAL MANAGER
                             GROWTH        GROWTH        EQUITY      CONSERVATIVE
                              FUND          FUND          FUND        GROWTH FUND
                          ------------- ------------- ------------- ---------------
        ASSETS:
Investments, at value
(Cost $41,487,436;
$73,358,229;
$66,603,958; and
$22,441,634 respective-
ly).....................   $54,675,533   $96,212,691   $75,815,966    $23,092,089
Cash....................            --           817       125,078             --
Interest and dividends
receivable..............        45,503         1,662       190,237         71,126
Receivables for invest-
ments sold..............            --     2,127,963       433,093             --
Tax reclaim receivable..            --            --        44,088             --
Unamortized organization
costs...................        17,600            --            --         10,332
Foreign currency (Cost
$16,434)................            --            --        16,415             --
Prepaid expenses........        35,111        60,787        28,009         15,164
                           -----------   -----------   -----------    -----------
   Total Assets.........    54,773,747    98,403,920    76,652,886     23,188,711
                           -----------   -----------   -----------    -----------
      LIABILITIES:
Dividends payable.......        73,467            --        95,110        182,776
Payable for capital
shares redeemed.........            --           317            --             --
Payable for investments
purchased...............        94,875       768,866     1,044,785             --
Unrealized foreign cur-
rency losses............            --            --         5,023             --
Accrued expenses and
other payables:
 Investment advisory
 fees...................        22,508        80,218        62,017            976
 Administration fees....         1,481         2,623         2,078            158
 Distribution fees--
 Class A................            95         2,614           240             --
 Distribution fees--
 Class B................           744         8,159         1,427             --
 Other..................        23,323        17,474        56,448          4,650
                           -----------   -----------   -----------    -----------
   Total Liabilities....       216,493       880,271     1,267,128        188,560
                           -----------   -----------   -----------    -----------
      NET ASSETS:
Capital.................    37,874,881    72,916,956    66,044,185     22,006,792
Undistributed net in-
vestment income (loss)..            --      (535,519)       (7,423)           560
Net unrealized
appreciation
(depreciation) on
investments and assets
and liabilities
denominated in foreign
currencies..............    13,188,097    22,854,462     9,212,284        650,455
Accumulated
undistributed net
realized gains (losses)
on investment and
foreign currency
transactions............     3,494,276     2,287,750       136,712        342,344
                           -----------   -----------   -----------    -----------
   Net Assets...........   $54,557,254   $97,523,649   $75,385,758    $23,000,151
                           ===========   ===========   ===========    ===========

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                 MARCH 31, 1998
                                  (UNAUDITED)

                          LARGE COMPANY SMALL COMPANY INTERNATIONAL CAPITAL MANAGER
                             GROWTH        GROWTH        EQUITY      CONSERVATIVE
                              FUND          FUND          FUND        GROWTH FUND
                          ------------- ------------- ------------- ---------------
Net Assets
 Class A................   $   569,034   $12,105,016   $ 1,231,189    $     5,881
 Class B................     1,163,135    10,054,015     1,742,133             --
 Trust Class............    52,825,085    75,364,618    72,412,436     22,994,270
                           -----------   -----------   -----------    -----------
   Total................   $54,557,254   $97,523,649   $75,385,758    $23,000,151
                           ===========   ===========   ===========    ===========
Outstanding units of
beneficial interest
(shares)
 Class A................        53,668       534,624       103,515            563
 Class B................       109,702       451,857       147,119             --
 Trust Class............     4,976,400     3,296,574     6,066,485      2,200,101
                           -----------   -----------   -----------    -----------
   Total................     5,139,770     4,283,055     6,317,119      2,200,664
                           ===========   ===========   ===========    ===========
Net asset value
 Class A--redemption
 price per share........   $     10.60   $     22.64   $     11.89    $     10.45
 Class B--offering
 price per share*.......   $     10.60   $     22.25   $     11.84    $        --
 Trust Class--offering
 and redemption price
 per share..............   $     10.62   $     22.86   $     11.94    $     10.45
                           ===========   ===========   ===========    ===========
Maximum Sales Charge--
Class A.................          4.50%         4.50%         4.50%          4.50%
                           ===========   ===========   ===========    ===========
Maximum Offering Price
(100%/(100%-Maximum
Sales Charge) of net
asset value adjusted to
nearest cent) per
share--Class A..........   $     11.10   $     23.71   $     12.45    $     10.94
                           ===========   ===========   ===========    ===========
Maximum Redemption Price
(100%/(100%-Maximum
Redemption Charge) of
net asset value adjusted
to nearest cent) per
share--Class B*.........   $     11.16   $     23.42   $     12.46    $       N/A
                           ===========   ===========   ===========    ===========

----
* Redemption price per share (Class B) varies by length of time shares are held.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                                CAPITAL MANAGER
                                                MODERATE GROWTH CAPITAL MANAGER
                                                     FUND         GROWTH FUND
                                                --------------- ---------------
                    ASSETS:
Investments, at value (Cost $22,581,856 and
$22,711,973, respectively).....................   $23,339,256     $23,526,616
Interest and dividends receivable..............        55,752          44,283
Unamortized organization costs.................        10,332          10,332
Prepaid expenses...............................        15,067          15,076
                                                  -----------     -----------
   Total Assets................................    23,420,407      23,596,307
                                                  -----------     -----------
                 LIABILITIES:
Dividends payable..............................       131,480          93,816
Accrued expenses and other payables:
 Investment advisory fees......................           983             989
 Administration fees...........................           160             161
 Other.........................................         4,648           4,647
                                                  -----------     -----------
   Total Liabilities...........................       137,271          99,613
                                                  -----------     -----------
                  NET ASSETS:
Capital........................................    22,004,016      22,025,059
Undistributed net investment income (loss).....            33            (325)
Net unrealized appreciation (depreciation) on
investments....................................       757,400         814,643
Accumulated undistributed net realized gains
(losses) on investment transactions............       521,687         657,317
                                                  -----------     -----------
 Net Assets....................................   $23,283,136     $23,496,694
                                                  ===========     ===========
Net Assets
 Class A.......................................   $     3,085     $     5,309
 Trust Class...................................    23,280,051      23,491,385
                                                  -----------     -----------
   Total.......................................   $23,283,136     $23,496,694
                                                  ===========     ===========
Outstanding units of beneficial interest
(shares)
 Class A.......................................           292             498
 Trust Class...................................     2,200,100       2,201,913
                                                  -----------     -----------
   Total.......................................     2,200,392       2,202,411
                                                  ===========     ===========
Net asset value
 Class A--redemption price per share...........   $     10.58     $     10.67
 Trust Class--offering and redemption price
 per share.....................................   $     10.58     $     10.67
                                                  ===========     ===========
Maximum Sales Charge--Class A..................          4.50%           4.50%
                                                  ===========     ===========
Maximum Offering Price (100%/(100%-Maximum
Sales Charge) of net asset value adjusted to
nearest cent) per share--Class A...............   $     11.08     $     11.17
                                                  ===========     ===========

----
* Redemption price per share (Class B) varies by length of time shares are held.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                            STATEMENTS OF OPERATIONS
                                  (UNAUDITED)

                                                           SHORT-
                               PRIME     U.S. TREASURY  INTERMEDIATE   INTERMEDIATE U.S.
                            MONEY MARKET MONEY MARKET  U.S. GOVERNMENT    GOVERNMENT
                                FUND         FUND        INCOME FUND       BOND FUND
                            ------------ ------------- --------------- -----------------
                              FOR THE     FOR THE SIX    FOR THE SIX      FOR THE SIX
                            PERIOD ENDED MONTHS ENDED   MONTHS ENDED     MONTHS ENDED
                             MARCH 31,     MARCH 31,      MARCH 31,        MARCH 31,
                              1998 (A)       1998           1998             1998
                            ------------ ------------- --------------- -----------------
INVESTMENT INCOME:
Interest income...........   $1,423,383   $7,998,117     $4,689,624       $5,511,011
Dividend income...........           --           --         43,809           52,385
                             ----------   ----------     ----------       ----------
   Total Income...........    1,423,383    7,998,117      4,733,433        5,563,396
                             ----------   ----------     ----------       ----------
EXPENSES:
Investment advisory fees..       99,636      579,082        450,189          534,986
Administration fees.......       49,818      289,541        147,874          178,154
Distribution fees--Class
A.........................          484       45,999          5,998            5,228
Distribution fees--Class
B.........................          --         6,599            --             3,539
Custodian fees............        4,186        5,033          3,877            3,208
Accounting fees...........       20,237       54,422         29,255           39,090
Legal fees................        4,186       14,331          5,050            6,475
Audit fees................        3,411        1,498          2,472            2,040
Organization Costs........       14,996           --             --               --
Trustees' fees and
expenses..................        1,151        5,934          2,946            3,712
Transfer agent fees.......       12,997       56,490         22,970           35,367
Registration and filing
fees......................       12,745       31,774          5,636            7,321
Printing costs............        4,203       24,878          7,419            9,891
Other.....................          787        4,486          2,439            2,933
                             ----------   ----------     ----------       ----------
   Gross Expenses.........      228,837    1,120,067        686,125          831,944
   Expenses voluntarily
   reduced/reimbursed.....      (90,608)    (191,569)       (75,680)         (89,607)
                             ----------   ----------     ----------       ----------
   Total Expenses.........      138,229      928,498        610,445          742,337
                             ----------   ----------     ----------       ----------
Net Investment Income.....    1,285,154    7,069,619      4,122,988        4,821,059
                             ----------   ----------     ----------       ----------
REALIZED/UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
Net realized gains
(losses) on investment
transactions..............           --           --       (249,206)       1,839,625
Change in unrealized
appreciation(depreciation)
on investments............           --           --        742,829        1,196,134
                             ----------   ----------     ----------       ----------
Net realized/unrealized
gains on investments......           --           --        493,623        3,035,759
                             ----------   ----------     ----------       ----------
Change in net assets
resulting from
operations................   $1,285,154   $7,069,619     $4,616,611       $7,856,818
                             ==========   ==========     ==========       ==========

----
(a) For the period from October 1, 1997 (commencement of operations) through March 31, 1998.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                            STATEMENTS OF OPERATIONS
                                  (UNAUDITED)

                          NORTH CAROLINA SOUTH CAROLINA  GROWTH AND
                           INTERMEDIATE   INTERMEDIATE     INCOME       BALANCED
                          TAX-FREE FUND  TAX-FREE FUND   STOCK FUND       FUND
                          -------------- -------------- ------------  ------------
                           FOR THE SIX      FOR THE     FOR THE SIX   FOR THE SIX
                           MONTHS ENDED   PERIOD ENDED  MONTHS ENDED  MONTHS ENDED
                            MARCH 31,      MARCH 31,     MARCH 31,     MARCH 31,
                               1998         1998 (A)        1998          1998
                          -------------- -------------- ------------  ------------
INVESTMENT INCOME:
Interest income.........   $ 2,067,292     $ 405,119    $   176,461   $ 1,664,990
Dividend income.........        16,870        12,493      4,184,714       935,616
                           -----------     ---------    -----------   -----------
   Total Income.........     2,084,162       417,612      4,361,175     2,600,606
                           -----------     ---------    -----------   -----------
EXPENSES:
Investment advisory
fees....................       250,268        52,323      1,435,758       478,864
Administration fees.....        83,423        17,441        387,519       129,254
Distribution fees--Class
A.......................         7,203            99         45,612        25,329
Distribution fees--Class
B.......................            --            --        102,178        42,199
Custodian fees..........         2,734           978          4,825         5,189
Accounting fees.........        17,138         9,746         70,261        32,797
Legal fees..............         2,662         1,630         16,863         3,724
Audit fees..............           630         1,431          3,542         1,384
Organization costs......            --           685             --            --
Trustees' fees and
expenses................         1,782           326          7,462         2,603
Transfer agent fees.....        17,272         6,031         93,916        62,214
Registration and filing
fees....................         3,544         2,210         10,166         3,880
Printing costs..........         4,113           434         20,182         7,119
Other...................         1,473           163          6,209         1,968
                           -----------     ---------    -----------   -----------
   Gross Expenses.......       392,242        93,497      2,204,493       796,524
   Expenses voluntarily
   reduced..............       (62,816)      (21,662)      (466,970)     (155,733)
                           -----------     ---------    -----------   -----------
   Total Expenses.......       329,426        71,835      1,737,523       640,791
                           -----------     ---------    -----------   -----------
Net Investment Income...     1,754,736       345,777      2,623,652     1,959,815
                           -----------     ---------    -----------   -----------
REALIZED/UNREALIZED
GAINS (LOSSES) ON
INVESTMENTS:
Net realized gains
(losses) on investment
transactions............       253,455        65,837     15,430,337     2,554,510
Net change in unrealized
appreciation
(depreciation) on
investments.............       364,675       355,974     37,922,826    10,278,716
                           -----------     ---------    -----------   -----------
Net realized/unrealized
gains on investments....       618,130       421,811     53,353,163    12,833,226
                           -----------     ---------    -----------   -----------
Change in net assets
resulting from
operations..............    $2,372,866      $767,588    $55,976,815   $14,793,041
                           ===========     =========    ===========   ===========

----
(a) For the period from October 19, 1997 (commencement of operations) through March 31, 1998.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                            STATEMENTS OF OPERATIONS
                                 MARCH 31, 1998
                                  (UNAUDITED)

                          LARGE COMPANY SMALL COMPANY INTERNATIONAL   CAPITAL MANAGER
                             GROWTH        GROWTH        EQUITY     CONSERVATIVE GROWTH
                              FUND          FUND          FUND             FUND
                          ------------- ------------- ------------- -------------------
                             FOR THE     FOR THE SIX   FOR THE SIX        FOR THE
                          PERIOD ENDED  MONTHS ENDED  MONTHS ENDED     PERIOD ENDED
                            MARCH 31,     MARCH 31,     MARCH 31,        MARCH 31,
                            1998 (A)        1998          1998           1998 (B)
                          ------------- ------------- ------------- -------------------
INVESTMENT INCOME:
Interest income.........   $    35,364   $  184,577    $  176,459       $    3,361
Dividend income.........       331,221       11,730       462,816          401,924
Foreign tax witholding..            --           --       (61,562)              --
                           -----------   ----------    ----------       ----------
   Total Income.........       366,585      196,307       577,713          405,285
                           -----------   ----------    ----------       ----------
EXPENSES:
Investment advisory
fees....................       164,930      428,248       315,634           27,378
Administration fees.....        44,336       85,650        63,128            5,474
Distribution fees--Class
A.......................           207       14,637         1,159               --
Distribution fees--Class
B.......................         1,813       43,851         7,144               --
Custodian fees..........         1,080       18,121        14,465            1,086
Accounting fees.........        25,594       28,831        32,546            9,584
Legal fees..............         5,707        1,921         1,100               55
Audit fees..............         1,652        1,109           605            1,448
Organization costs......         1,007        5,278         5,680              905
Trustees' fees and
expenses................           879        1,765         1,126              308
Transfer agent fees.....         6,756       76,693        29,347            6,335
Registration and filing
fees....................        18,083        2,684         4,541            2,283
Printing costs..........         1,547       11,319         1,675              525
Other...................           392        1,329         1,156              181
                           -----------   ----------    ----------       ----------
   Gross Expenses.......       273,983      721,436       479,306           55,562
   Expenses voluntarily
   reduced..............       (54,091)          --            --          (21,904)
                           -----------   ----------    ----------       ----------
   Total Expenses.......       219,892      721,436       479,306           33,658
                           -----------   ----------    ----------       ----------
Net Investment Income...       146,693     (525,129)       98,407          371,627
                           -----------   ----------    ----------       ----------
REALIZED/UNREALIZED
GAINS (LOSSES) ON IN-
VESTMENTS:
Net realized gains
(losses) on investment
transactions............     3,968,631    3,970,880      (209,950)         342,344
Net realized gains
(losses) from foreign
currency transactions...            --           --       346,662               --
Net change in unrealized
appreciation
(depreciation) on
investments.............    13,188,097   (3,960,044)    5,591,271          650,455
Net change in unrealized
appreciation
(depreciation) on
translation of assets
and liabilities in
foreign currencies......            --           --        (3,675)              --
                           -----------   ----------    ----------       ----------
Net realized/unrealized
gains on investments and
foreign currency
transactions............    17,156,728       10,836     5,724,308          992,799
                           -----------   ----------    ----------       ----------
Change in net assets
resulting from
operations..............   $17,303,421   $ (514,293)   $5,822,715       $1,364,426
                           ===========   ==========    ==========       ==========

----
(a) For the period from October 3, 1997 (commencement of operations) through March 31, 1998.
(b) For the period from October 2, 1997 (commencement of operations) through March 31, 1998.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                            STATEMENTS OF OPERATIONS
                                  (UNAUDITED)

                                                CAPITAL MANAGER
                                                MODERATE GROWTH CAPITAL MANAGER
                                                     FUND         GROWTH FUND
                                                --------------- ---------------
                                                    FOR THE         FOR THE
                                                 PERIOD ENDED    PERIOD ENDED
                                                   MARCH 31,       MARCH 31,
                                                   1998 (A)        1998 (A)
                                                --------------- ---------------
INVESTMENT INCOME:
Interest income...............................    $    3,361      $    3,361
Dividend income...............................       298,709         222,085
                                                  ----------      ----------
   Total Income...............................       302,070         225,446
                                                  ----------      ----------
EXPENSES:
Investment advisory fees......................        27,248          27,147
Administration fees...........................         5,448           5,428
Custodian fees................................         1,086           1,086
Accounting fees...............................         9,584           9,584
Legal fees....................................            54              54
Audit fees....................................         1,448           1,448
Organization costs............................           905             905
Trustees' fees and expenses...................           308             308
Transfer agent fees...........................         6,335           6,335
Registration and filing fees..................         2,283           2,283
Printing costs................................           525             525
Other.........................................           181             181
                                                  ----------      ----------
   Gross Expenses.............................        55,405          55,284
   Expenses voluntarily reduced...............       (21,800)        (21,720)
                                                  ----------      ----------
   Total Expenses.............................        33,605          33,564
                                                  ----------      ----------
Net Investment Income.........................       268,465         191,882
                                                  ----------      ----------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVEST-
MENTS:
Net realized gains (losses) on investment
transactions..................................       521,687         657,317
Net change in unrealized appreciation
(depreciation) on investments.................       757,400         814,643
                                                  ----------      ----------
Net realized/unrealized gains on investments..     1,279,087       1,471,960
                                                  ----------      ----------
Change in net assets resulting from
operations....................................    $1,547,552      $1,663,842
                                                  ==========      ==========

----
(a) For the period from October 2, 1997 (commencement of operations) through March 31, 1998.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SHORT-INTERMEDIATE
                             PRIME MONEY            U.S. TREASURY                 U.S. GOVERNMENT
                             MARKET FUND           MONEYMARKET FUND                  INCOME FUND
                          ------------------ -----------------------------  ----------------------------
                                                                FOR THE                       FOR THE
                               FOR THE        FOR THE SIX     YEAR ENDED     FOR THE SIX    YEAR ENDED
                             PERIOD ENDED     MONTHS ENDED   SEPTEMBER 30,   MONTHS ENDED  SEPTEMBER 30,
                          MARCH 31, 1998 (A) MARCH 31, 1998      1997       MARCH 31, 1998     1997
                          ------------------ --------------  -------------  -------------- -------------
                             (UNAUDITED)      (UNAUDITED)                    (UNAUDITED)
FROM INVESTMENT ACTIVI-
TIES:
OPERATIONS:
 Net investment income..     $  1,285,154    $   7,069,619   $  10,765,763   $  4,122,988  $  5,475,151
 Net realized gains
 (losses) on investment
 transactions...........               --               --             246       (249,206)       36,735
 Net change in
 unrealized appreciation
 (depreciation) on
 investments............               --               --              --        742,829       312,560
                             ------------    -------------   -------------   ------------  ------------
Change in net assets
resulting from
operations..............        1,285,154        7,069,619      10,766,009      4,616,611     5,824,446
                             ------------    -------------   -------------   ------------  ------------
DISTRIBUTIONS TO CLASS A
SHAREHOLDERS:
 From net investment
 income.................           (9,211)        (864,045)     (1,278,099)      (126,061)     (323,078)
DISTRIBUTIONS TO CLASS B
SHAREHOLDERS:
 From net investment
 income.................               --          (25,841)        (55,272)            --            --
DISTRIBUTIONS TO TRUST
CLASS SHAREHOLDERS:
 From net investment
 income.................       (1,275,943)      (6,179,733)     (9,432,392)    (3,996,927)   (5,152,073)
                             ------------    -------------   -------------   ------------  ------------
Change in net assets
from shareholder
distributions...........       (1,285,154)      (7,069,619)    (10,765,763)    (4,122,988)   (5,475,151)
                             ------------    -------------   -------------   ------------  ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued.................      133,682,082      273,492,619     477,597,555     58,094,422    54,649,047
 Dividends reinvested...            9,205        2,099,395       2,984,920        281,844     1,090,543
 Cost of shares
 redeemed...............      (75,243,383)    (292,692,647)   (414,910,057)   (11,630,755)  (16,392,254)
                             ------------    -------------   -------------   ------------  ------------
Change in net assets
from share
transactions............       58,447,904      (17,100,633)     65,672,418     46,745,511    39,347,336
                             ------------    -------------   -------------   ------------  ------------
Change in net assets....       58,447,904      (17,100,633)     65,672,664     47,239,134    39,696,631
NET ASSETS:
 Beginning of period....              --       300,883,259     235,210,595    108,674,117    68,977,486
                             ------------    -------------   -------------   ------------  ------------
 End of period..........     $ 58,447,904    $ 283,782,626   $ 300,883,259   $155,913,251  $108,674,117
                             ============    =============   =============   ============  ============
SHARE TRANSACTIONS:
 Issued.................      133,682,082      273,492,619     477,597,555      5,931,737     5,613,734
 Reinvested.............            9,205        2,099,395       2,984,920         28,734       111,753
 Redeemed...............      (75,243,383)    (292,692,647)   (414,909,964)    (1,184,641)   (1,684,651)
                             ------------    -------------   -------------   ------------  ------------
Change in shares........       58,447,904      (17,100,633)     65,672,511      4,775,830     4,040,836
                             ============    =============   =============   ============  ============

----
(a) From October 1, 1997 (commencement of operations) through March 31, 1998.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SOUTH CAROLINA
                               INTERMEDIATE U.S.               NORTH CAROLINA            INTERMEDIATE
                                 GOVERNMENT BOND           INTERMEDIATE TAX-FREE           TAX-FREE
                                      FUND                          FUND                     FUND
                          ----------------------------  ----------------------------  ------------------
                                            FOR THE                       FOR THE
                           FOR THE SIX    YEAR ENDED     FOR THE SIX    YEAR ENDED         FOR THE
                           MONTHS ENDED  SEPTEMBER 30,   MONTHS ENDED  SEPTEMBER 30,     PERIOD ENDED
                          MARCH 31, 1998     1997       MARCH 31, 1998     1997       MARCH 31, 1998 (A)
                          -------------- -------------  -------------- -------------  ------------------
                           (UNAUDITED)                   (UNAUDITED)                     (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income..   $  4,821,059  $  7,760,619    $  1,754,736  $  2,490,880      $   345,777
 Net realized gains
 (losses) on investment
 transactions...........      1,839,625      (124,190)        253,455        59,163           65,837
 Net change in
 unrealized appreciation
 (depreciation) on
 investments............      1,196,134     3,189,400         364,675     1,337,500          355,974
                           ------------  ------------    ------------  ------------      -----------
Change in net assets
resulting from
operations..............      7,856,818    10,825,829       2,372,866     3,887,543          767,588
                           ------------  ------------    ------------  ------------      -----------
DISTRIBUTIONS TO CLASS A
SHAREHOLDERS:
 From net investment
 income.................       (110,430)     (237,636)       (196,355)     (364,471)          (2,516)
DISTRIBUTIONS TO CLASS B
SHAREHOLDERS:
 From net investment
 income.................        (16,061)      (23,493)             --            --               --
DISTRIBUTIONS TO TRUST
CLASS SHAREHOLDERS:
 From net investment
 income.................     (4,796,737)   (7,499,490)     (1,558,381)   (2,126,409)        (343,261)
 From net realized gains
 from investment
 transactions...........             --            --              --            --           (4,440)
                           ------------  ------------    ------------  ------------      -----------
Change in net assets
from shareholder
distributions...........     (4,923,228)   (7,760,619)     (1,754,736)   (2,490,880)        (350,217)
                           ------------  ------------    ------------  ------------      -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued.................     56,625,259    45,662,151      24,097,664    44,964,506       22,999,214
 Dividends reinvested...      1,567,998     4,043,560         193,549       297,458            6,724
 Cost of shares
 redeemed...............    (28,891,405)  (29,036,797)    (11,008,046)  (13,823,035)      (4,070,335)
                           ------------  ------------    ------------  ------------      -----------
Change in net assets
from share
transactions............     29,301,852    20,668,914      13,283,167    31,438,929       18,935,603
                           ------------  ------------    ------------  ------------      -----------
Change in net assets....     32,235,442    23,734,124      13,901,297    32,835,592       19,352,974
NET ASSETS:
 Beginning of period....    147,379,235   123,645,111      70,539,846    37,704,254               --
                           ------------  ------------    ------------  ------------      -----------
 End of period..........   $179,614,677  $147,379,235    $ 84,441,143  $ 70,539,846      $19,352,974
                           ============  ============    ============  ============      ===========
SHARE TRANSACTIONS:
 Issued.................      5,692,068     4,698,844       2,359,142     4,443,543        2,296,938
 Reinvested.............        156,934       415,863          18,764        29,323              667
 Redeemed...............     (2,880,516)   (2,985,297)     (1,060,703)   (1,359,225)        (393,787)
                           ------------  ------------    ------------  ------------      -----------
Change in shares........      2,968,486     2,129,410       1,317,203     3,113,641        1,903,818
                           ============  ============    ============  ============      ===========

----
(a) From October 19, 1997 (commencement of operations) through March 31, 1998.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS

                               GROWTH AND INCOME                  BALANCED              LARGE COMPANY
                                   STOCK FUND                       FUND                 GROWTH FUND
                          ----------------------------  ----------------------------  ------------------
                                            FOR THE                       FOR THE
                           FOR THE SIX    YEAR ENDED     FOR THE SIX    YEAR ENDED         FOR THE
                           MONTHS ENDED  SEPTEMBER 30,   MONTHS ENDED  SEPTEMBER 30,     PERIOD ENDED
                          MARCH 31, 1998     1997       MARCH 31, 1998     1997       MARCH 31, 1998 (A)
                          -------------- -------------  -------------- -------------  ------------------
                           (UNAUDITED)                   (UNAUDITED)                     (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income..   $  2,623,652  $  4,981,914    $  1,959,815  $  3,628,963      $    146,693
 Net realized gains
 (losses) on investment
 transactions...........     15,430,337    21,222,568       2,554,510     3,823,461         3,968,631
 Net change in
 unrealized appreciation
 (depreciation) on
 investments............     37,922,826    68,548,798      10,278,716    11,630,206        13,188,097
                           ------------  ------------    ------------  ------------      ------------
Change in net assets
resulting from
operations..............     55,976,815    94,753,280      14,793,041    19,082,630        17,303,421
                           ------------  ------------    ------------  ------------      ------------
DISTRIBUTIONS TO CLASS A
SHAREHOLDERS:
 From net investment
 income.................       (214,872)     (406,746)       (295,018)     (532,096)             (802)
 From net realized gains
 from investment
 transactions...........     (2,344,787)     (886,255)       (488,935)     (398,078)           (1,053)
DISTRIBUTIONS TO CLASS B
SHAREHOLDERS:
 From net investment
 income.................        (48,957)      (75,802)        (94,857)     (125,357)             (382)
 From net realized gains
 from investment
 transactions...........     (1,273,210)     (206,225)       (195,167)      (88,738)           (2,298)
DISTRIBUTIONS TO TRUST
CLASS SHAREHOLDERS:
 From net investment
 income.................     (2,355,714)   (4,503,475)     (1,580,886)   (2,972,191)         (145,509)
 From net realized gains
 from investment
 transactions...........    (20,939,456)   (8,604,815)     (2,542,690)   (2,213,599)         (471,004)
                           ------------  ------------    ------------  ------------      ------------
Change in net assets
from shareholder
distributions...........    (27,176,996)  (14,683,318)     (5,197,553)   (6,330,059)         (621,048)
                           ------------  ------------    ------------  ------------      ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued.................    102,756,651   123,241,859      32,256,759    34,516,341        65,929,298
 Dividends reinvested...     14,208,813     9,323,443       3,909,089     5,447,735            10,964
 Cost of shares
 redeemed...............    (47,452,100)  (81,770,389)    (14,064,916)  (24,767,622)      (28,065,381)
                           ------------  ------------    ------------  ------------      ------------
Change in net assets
from share
transactions............     69,513,364    50,794,913      22,100,932    15,196,454        37,874,881
                           ------------  ------------    ------------  ------------      ------------
Change in net assets....     98,313,183   130,864,875      31,696,420    27,949,025        54,557,254
NET ASSETS:
 Beginning of period....    360,352,864   229,487,989     112,117,620    84,168,595                --
                           ------------  ------------    ------------  ------------      ------------
 End of period..........   $458,666,047  $360,352,864    $143,814,040  $112,117,620      $ 54,557,254
                           ============  ============    ============  ============      ============
SHARE TRANSACTIONS:
 Issued.................      5,395,745     7,276,447       2,339,522     2,754,247         8,012,020
 Reinvested.............        736,699       580,100         286,215       444,651             1,116
 Redeemed...............     (2,375,549)   (4,808,625)     (1,025,044)   (2,005,976)       (2,873,366)
                           ------------  ------------    ------------  ------------      ------------
Change in shares........      3,756,895     3,047,922       1,600,693     1,192,922         5,139,770
                           ============  ============    ============  ============      ============

----
(a) From October 2, 1997 (commencement of operations) through March 31, 1998.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        CAPITAL MANAGER
                                 SMALL COMPANY                 INTERNATIONAL          CONSERVATIVE GROWTH
                                  GROWTH FUND                       FUND                     FUND
                          ----------------------------  ----------------------------  -------------------
                                            FOR THE                       FOR THE
                           FOR THE SIX    YEAR ENDED     FOR THE SIX    YEAR ENDED          FOR THE
                           MONTHS ENDED  SEPTEMBER 30,   MONTHS ENDED  SEPTEMBER 30,     PERIOD ENDED
                          MARCH 31, 1998     1997       MARCH 31, 1998     1997       MARCH 31, 1998 (A)
                          -------------- -------------  -------------- -------------  -------------------
                           (UNAUDITED)                   (UNAUDITED)                      (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income..   $  (525,129)  $   (648,459)   $     98,407  $    100,321      $    371,627
 Net realized gains
 (losses) on investment
 transactions...........     3,970,880       (226,983)       (209,950)    1,278,028           342,344
 Net realized gains
 (losses) from foreign
 currency transactions..            --             --         346,662       114,474                --
 Net change in
 unrealized appreciation
 (depreciation) on
 investments............    (3,960,044)    10,884,559       5,591,271     3,620,737           650,455
 Net change in
 unrealized appreciation
 (depreciation) on
 translation of assets
 and liabilities in
 foreign currencies.....            --             --          (3,675)        3,951                --
                           -----------   ------------    ------------  ------------      ------------
Change in net assets
resulting from
operations..............      (514,293)    10,009,117       5,822,715     5,117,511         1,364,426
                           -----------   ------------    ------------  ------------      ------------
DISTRIBUTIONS TO CLASS A
SHAREHOLDERS:
 From net investment
 income.................            --             --            (983)         (489)              (47)(b)
 From net realized gains
 from investment
 transactions...........      (166,425)        (8,888)        (18,552)           --                --
 In excess of net
 investment income......            --             --              --          (559)               --
DISTRIBUTIONS TO CLASS B
SHAREHOLDERS:
 From net investment
 income.................            --             --              --          (251)               --
 From net realized gains
 from investment
 transactions...........      (128,891)        (4,428)        (29,878)           --                --
 In excess of net
 investment income......            --             --              --          (286)               --
DISTRIBUTIONS TO TRUST
CLASS SHAREHOLDERS:
 From net investment
 income.................            --             --        (108,581)      (99,581)         (371,020)
 From net realized gains
 from investment
 transactions...........      (933,116)       (40,858)     (1,229,598)           --                --
 In excess of net
 investment income......            --             --              --      (113,629)               --
                           -----------   ------------    ------------  ------------      ------------
Change in net assets
from shareholder
distributions...........    (1,228,432)       (54,174)     (1,387,592)     (214,795)         (371,067)
                           -----------   ------------    ------------  ------------      ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued.................    45,971,544     48,655,648      21,073,080    51,911,874        22,006,783
 Dividends reinvested...       743,228         40,212         468,234        89,459                 9
 Cost of shares
 redeemed...............   (27,653,117)   (25,431,484)     (4,975,744)   (2,518,984)               --
                           -----------   ------------    ------------  ------------      ------------
Change in net assets
from share
transactions............    19,061,655     23,264,376      16,565,570    49,482,349        22,006,792
                           -----------   ------------    ------------  ------------      ------------
Change in net assets....    17,318,930     33,219,319      21,000,693    54,385,065        23,000,151
NET ASSETS:
 Beginning of period....    80,204,719     46,985,400      54,385,065            --                --
                           -----------   ------------    ------------  ------------      ------------
 End of period..........    97,523,649   $ 80,204,719    $ 75,385,758  $ 54,385,065      $ 23,000,151
                           ===========   ============    ============  ============      ============
SHARE TRANSACTIONS:
 Issued.................     2,123,934      2,498,285       1,913,636     5,042,411         2,200,663
 Reinvested.............        35,920          2,036          44,558         8,292                 1
 Redeemed...............    (1,299,434)    (1,300,018)       (463,994)     (227,784)               --
                           -----------   ------------    ------------  ------------      ------------
Change in shares........       860,420      1,200,303       1,494,200     4,822,919         2,200,664
                           ===========   ============    ============  ============      ============

----
(a) From October 2, 1997 (commencement of operations) through March 31, 1998.
(b) The Fund commenced offering Class A Shares on January 29, 1998.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS

                                            CAPITAL MANAGER
                                            MODERATE GROWTH    CAPITAL MANAGER
                                                  FUND           GROWTH FUND
                                           ------------------ ------------------
                                                FOR THE            FOR THE
                                              PERIOD ENDED       PERIOD ENDED
                                           MARCH 31, 1998 (A) MARCH 31, 1998 (A)
                                           ------------------ ------------------
                                              (UNAUDITED)        (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income...................     $   268,465        $   191,882
 Net realized gains (losses) on
 investment transactions.................         521,687            657,317
 Net change in unrealized appreciation
 (depreciation) on investments...........         757,400            814,643
                                              -----------        -----------
Change in net assets resulting from
operations...............................       1,547,552          1,663,842
                                              -----------        -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:(B)
 From net investment income..............             (17)               (21)
DISTRIBUTIONS TO TRUST CLASS SHAREHOLD-
ERS:
 From net investment income..............        (268,415)          (192,186)
                                              -----------        -----------
Change in net assets from shareholder
distributions............................        (268,432)          (192,207)
                                              -----------        -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued.............      22,004,016         22,025,059
 Dividends reinvested....................              --                 --
 Cost of shares redeemed.................              --                 --
                                              -----------        -----------
Change in net assets from share
transactions.............................      22,004,016         22,025,059
                                              -----------        -----------
Change in net assets.....................      23,283,136         23,496,694
NET ASSETS:
 Beginning of period.....................              --                 --
                                              -----------        -----------
 End of period...........................     $23,283,136        $23,496,694
                                              ===========        ===========
SHARE TRANSACTIONS:
 Issued..................................       2,200,392          2,202,411
 Reinvested..............................              --                 --
 Redeemed................................              --                 --
                                              -----------        -----------
Change in shares.........................       2,200,392          2,202,411
                                              ===========        ===========

----
(a) From October 2, 1997 (commencement of operations) through March 31, 1998.
(b) From January 29, 1998 (commencement of operations) through March 31, 1998.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

PRIME MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

 PRINCIPAL                         SECURITY                           AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
 ---------  ------------------------------------------------------   -----------
 CERTIFICATE OF DEPOSIT (5.1%):
 Banks (5.1%):
 $3,000,000 Fleet National Bank, 5.53%, 6/8/98....................   $ 3,000,000
                                                                     -----------
   Total Certificate of Deposit                                        3,000,000
                                                                     -----------
 COMMERCIAL PAPER (72.2%):
 Banks (14.9%):
  3,000,000 BBV Finance (de), Inc., 5.48%, 4/7/98.................     2,997,260
  2,800,000 Commonwealth Bank of Australia, 5.43%, 9/28/98........     2,723,980
  3,000,000 NationsBank Corp., 5.48%, 4/24/98.....................     2,989,497
                                                                     -----------
                                                                       8,710,737
                                                                     -----------
 Chemicals & Allied Products (5.9%):
  2,700,000 Hoechst Corp., 6.12%, 4/1/98..........................     2,700,000
    750,000 U.S. Borax & Chemical, 5.70%, 4/20/98.................       747,744
                                                                     -----------
                                                                       3,447,744
                                                                     -----------
 Financial Services (27.8%):
  2,000,000 AB Spin Tab Swed Mortgage, 5.60%, 4/6/98..............     1,998,444
  3,000,000 Associates First Capital Corp., 5.45%, 6/17/98........     2,965,028
  2,900,000 Beta Finance, Inc., 5.49%, 6/22/98....................     2,863,736
  1,000,000 Corporate Asset Fund, 5.54%, 4/9/98...................       998,769
  1,400,000 General Electric Capital Corp., 5.67%, 6/1/98.........     1,386,550
  2,000,000 Goldman Sachs, 5.70%, 5/14/98.........................     1,986,383
  2,000,000 John Deere Capital Corp., 5.41%, 5/20/98..............     1,985,273
  2,000,000 Windmill Funding, 5.58%, 4/24/98......................     1,992,870
                                                                     -----------
                                                                      16,177,053
                                                                     -----------
 Health Care (3.4%):
  2,000,000 Kaiser Foundation, 5.64%, 6/4/98......................     1,979,947
                                                                     -----------

 PRINCIPAL                         SECURITY                          AMORTIZED
   AMOUNT                        DESCRIPTION                           COST
 ---------  -----------------------------------------------------   -----------
 COMMERCIAL PAPER, CONTINUED:
 Industrial Goods & Services (4.6%):
 $2,740,000 BTR, 5.42%, 7/9/98...................................   $ 2,699,160
                                                                    -----------
 Insurance (9.3%):
  2,500,000 American General Corp., 5.49%, 6/29/98...............     2,466,069
  3,000,000 Prudential Funding Corp., 5.44%, 5/8/98..............     2,983,226
                                                                    -----------
                                                                      5,449,295
                                                                    -----------
 Petroleum (6.3%):
  1,000,000 Colonial Pipeline Co., 5.55%, 4/6/98.................       999,229
  2,700,000 Koch Industries, 6.05%, 4/1/98.......................     2,700,000
                                                                    -----------
                                                                      3,699,229
                                                                    -----------
   Total Commercial Paper                                            42,163,165
                                                                    -----------
 VARIABLE RATE NOTES (17.8%):
 Banks (5.1%):
  3,000,000 Key Bank New York, 5.92%, 10/2/98....................     3,000,268
                                                                    -----------
 Financial Services (5.1%):
  3,000,000 Bear Stearns Cos., Inc., 5.70%, 2/10/99..............     3,002,933
                                                                    -----------
 Industrial Goods & Services (7.6%):
  2,500,000 PHH Corp., 5.63%, 3/5/99.............................     2,499,331
  1,900,000 SMM Co. NV, 5.69%, 12/14/98..........................     1,900,000
                                                                    -----------
                                                                      4,399,331
                                                                    -----------
   Total Variable Rate Notes                                         10,402,532
                                                                    -----------
 REPURCHASE AGREEMENTS (5.1%):
  2,982,000 HSBC Securities, 5.75%, 4/1/98
            (Collateralized by $2,982,476 U.S. Treasury Bonds,
            10.53%, 8/15/15, market value--$3,057,264)...........     2,982,000
                                                                    -----------
   Total Repurchase Agreements                                        2,982,000
                                                                    -----------
   Total (Amortized Cost $58,547,697)(a)                            $58,547,697
                                                                    ===========

----
Percentages indicated are based on net assets of $58,447,904.
(a) Cost for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                 U.S. TREASURY MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

  PRINCIPAL                        SECURITY                          AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
  ---------  ----------------------------------------------------   ------------
 U.S. TREASURY BILLS (21.0%):
 $30,000,000 4/2/98..............................................   $ 29,995,688
  15,000,000 5/28/98.............................................     14,875,906
  15,000,000 6/18/98.............................................     14,838,453
                                                                    ------------
   Total U.S. Treasury Bills                                          59,710,047
                                                                    ------------
 U.S. TREASURY NOTES (28.5%):
  21,000,000 5.13%, 4/30/98......................................     20,993,267
  15,000,000 5.13%, 6/30/98......................................     14,982,964
  15,000,000 5.25%, 7/31/98......................................     14,983,689
  15,000,000 4.75%, 9/30/98......................................     14,949,160
  15,000,000 4.75%, 10/31/98.....................................     14,953,669
                                                                    ------------
   Total U.S. Treasury Notes                                          80,862,749
                                                                    ------------

  PRINCIPAL            SECURITY              AMORTIZED
   AMOUNT            DESCRIPTION                COST
  ---------  ---------------------------    ------------
 REPURCHASE AGREEMENTS (50.6%):
 $50,000,000 First Boston, 5.92%, 4/1/98
             (Collateralized by
             $52,550,000 U.S Treasury
             Bills, 4.95%, 9/24/98,
             market value--$51,252,120).... $ 50,000,000
  13,000,000 HSBC Securities, 5.85%,
             4/1/98 (Collateralized by
             $20,002,113 U.S. Treasury
             Notes, 7.50%, 11/15/06,
             market value--$13,260,813)....   13,000,000
  13,000,000 Merrill Lynch, 5.75%,
             4/1/98 (Collateralized by
             $12,585,000, U.S. Treasury
             Notes, 7.75%, 12/31/99,
             market value--$13,282,455)....   13,000,000
  67,352,950 NationsBank, 5.75%, 4/1/98
             (Collateralized by
             $68,900,000 U.S. Treasury
             Notes, 5.50%, 1/31/03--
             3/31/03, market value--
             $68,969,554)..................   67,352,949
                                            ------------
   Total Repurchase Agreements               143,352,949
                                            ------------
   Total (Amortized Cost $283,925,745)(a)   $283,925,745
                                            ============

----
Percentages indicated are based on net assets of $283,782,626.
(a) Cost for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

   SHARES
     OR
  PRINCIPAL                        SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                          VALUE
  ---------  ----------------------------------------------------   ------------
 CORPORATE BONDS (9.7%):
 Banks (2.0%):
 $ 3,000,000 Suntrust Banks, 7.38%, 7/1/02.......................   $  3,112,500
 Financial Services (4.4%):
   3,000,000 Ford Motor Credit Co., 6.55%, 9/10/02...............      3,030,000
   4,000,000 Sears Roebuck Acceptance, 6.00%, 3/20/03............      3,955,000
                                                                    ------------
                                                                       6,985,000
                                                                    ------------
 Industrial Goods & Services (3.3%):
   5,000,000 IBM Corp., 6.22%, 8/1/27............................      5,068,750
                                                                    ------------
   Total Corporate Bonds                                              15,166,250
                                                                    ------------
 PASS-THROUGHS MORTGAGE SECURITIES (19.0%):
 Federal Home Loan Mortgage Corp.: (6.9%):
   2,312,096 5.50%, 8/1/00, Pool # M80285........................      2,309,206
   2,421,932 6.00%, 10/1/00, Pool # G40018.......................      2,427,212
   2,555,935 6.00%, 11/1/02, Pool # G40168.......................      2,554,325
   1,564,780 6.50%, 2/1/11, Pool # G10473........................      1,576,515
   1,892,231 6.00%, 3/1/11, Pool # E20228........................      1,872,703
                                                                    ------------
                                                                      10,739,961
                                                                    ------------
 Federal National Mortgage Assoc.: (12.1%):
   2,315,506 6.50%, 4/1/03, Pool # 303863........................      2,329,237
   1,649,419 7.00%, 6/1/08, Pool # 50751.........................      1,691,166
   2,334,291 7.50%, 12/1/08, Pool # 190611.......................      2,407,238
   2,062,393 6.00%, 3/1/09, Pool # 50986.........................      2,040,470
   2,184,681 6.00%, 4/1/09, Pool # 190759........................      2,161,458
   1,975,454 6.50%, 4/1/09, Pool # 250009........................      1,990,269
   6,357,540 6.00%, 12/1/09, Pool # 313658.......................      6,287,988
                                                                    ------------
                                                                      18,907,826
                                                                    ------------
   Total Pass-throughs Mortgage Securities                            29,647,787
                                                                    ------------

   SHARES
     OR
  PRINCIPAL                        SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                          VALUE
  ---------  ----------------------------------------------------   ------------
 U.S. GOVERNMENT AGENCIES (6.6%):
 Federal Home Loan Bank: (6.6%):
 $ 2,000,000 6.84%, 4/25/00                                         $  2,039,040
   3,000,000 6.17%, 3/8/01.......................................      3,027,780
   3,000,000 6.41%, 10/11/05.....................................      3,077,070
   2,000,000 6.79%, 2/5/07.......................................      2,105,740
                                                                    ------------
   Total U.S. Government Agencies                                     10,249,630
                                                                    ------------
 U.S. TREASURY BONDS (1.3%):
   2,000,000 6.00%, 2/15/26......................................      1,998,580
                                                                    ------------
   Total U.S. Treasury Bonds                                           1,998,580
                                                                    ------------
 U.S. TREASURY NOTES (61.9%):
  12,000,000 5.75%, 12/31/98.....................................     12,024,720
  15,500,000 6.50%, 4/30/99......................................     15,649,730
   9,500,000 8.00%, 8/15/99......................................      9,794,785
   9,500,000 5.63%, 10/31/99.....................................      9,500,095
  14,000,000 6.75%, 4/30/00......................................     14,302,680
  15,000,000 5.63%, 2/28/01......................................     14,985,000
   5,500,000 5.88%, 11/30/01.....................................      5,530,910
   7,500,000 6.38%, 8/15/02......................................      7,693,875
   7,000,000 5.88%, 11/15/05.....................................      7,052,640
                                                                    ------------
   Total U.S. Treasury Notes                                          96,534,435
                                                                    ------------
 INVESTMENT COMPANIES (0.6%):
     895,895 Provident Federal Fund..............................        895,895
                                                                    ------------
   Total Investment Companies                                            895,895
                                                                    ------------
   Total (Cost $153,865,988)(a)                                     $154,492,577
                                                                    ============

----
Percentages indicated are based on net assets of $155,913,251.
(a)Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation..  $1,165,832
               Unrealized depreciation..    (539,243)
                                          ----------
               Net unrealized apprecia-
               tion.....................  $  626,589
                                          ==========

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                          INTERMEDIATE U.S. GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

   SHARES
     OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------- -----------------------------------------------------   -----------
 CORPORATE BONDS (19.7%):
 Banks (4.5%):
 $3,000,000 AmSouth Bank, 6.45%, 2/1/18..........................   $ 2,970,000
  5,000,000 Suntrust Banks, 7.38%, 7/1/02........................     5,187,500
                                                                    -----------
                                                                      8,157,500
                                                                    -----------
 Financial Services (8.3%):
  5,000,000 Ford Motor Credit Co., 6.55%, 9/10/02................     5,050,000
  5,000,000 Morgan Stanley Dean Witter Discover & Co., 6.38%,
            8/1/02...............................................     5,025,000
  5,000,000 Sears Roebuck Acceptance, 6.00%, 3/20/03.............     4,943,750
                                                                    -----------
                                                                     15,018,750
                                                                    -----------
 Industrial Goods & Services (4.0%):
  7,000,000 IBM Corp., 6.22%, 8/1/27.............................     7,096,250
                                                                    -----------
 Leisure Time Industries (2.9%):
  5,000,000 The Walt Disney Co., 6.75%, 3/30/06..................     5,168,750
                                                                    -----------
   Total Corporate Bonds..........................................   35,441,250
                                                                    -----------
 PASS-THROUGHS MORTGAGE SECURITIES (14.8%):
 Federal Home Loan Mortgage Corp.: (5.1%):
  2,069,766 7.50%, 7/1/07, Pool # E00108.........................     2,137,033
  1,862,602 6.50%, 2/1/11, Pool # G10473.........................     1,876,571
  1,892,231 6.00%, 3/1/11, Pool # E20228.........................     1,872,703
  3,321,950 6.50%, 4/1/11, Pool # E20235.........................     3,349,955
                                                                    -----------
                                                                      9,236,262
                                                                    -----------
 Federal National Mortgage Assoc.: (7.6%):
  4,385,910 6.00%, 6/1/08, Pool # 124885.........................     4,363,981
  3,063,206 7.00%, 6/1/08, Pool # 50751..........................     3,140,736
  2,724,660 6.00%, 12/1/09, Pool # 313658........................     2,694,852
  3,184,164 7.00%, 4/1/24, Pool # 250005.........................     3,226,927
                                                                    -----------
                                                                     13,426,496
                                                                    -----------

   SHARES
     OR
 PRINCIPAL                        SECURITY                            MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------- ----------------------------------------------------   -------------
 PASS-THROUGHS MORTGAGE SECURITIES, CONTINUED:
 Government National Mortgage Assoc.: (2.1%):
 $3,774,771 7.00%, 8/15/23, Pool # 354627.......................   $   3,831,392
                                                                   -------------
   Total Pass-throughs Mortgage Securities.......................     26,494,150
                                                                   -------------
 U.S. GOVERNMENT AGENCIES (6.4%):
 Federal Farm Credit Bank: (1.7%):
  3,000,000 5.92%, 12/29/04.....................................       3,004,140
                                                                   -------------
 Federal Home Loan Bank: (4.7%):
  3,000,000 7.36%, 7/1/04.......................................       3,225,240
  3,000,000 6.41%, 10/11/05.....................................       3,077,070
  2,000,000 6.79%, 2/5/07.......................................       2,105,740
                                                                   -------------
                                                                       8,408,050
                                                                   -------------
   Total U.S. Government Agencies................................     11,412,190
                                                                   -------------
 U.S. TREASURY BONDS (9.7%):
 17,500,000 6.00%, 2/15/26......................................      17,487,575
                                                                   -------------
   Total U.S. Treasury Bonds.....................................     17,487,575
                                                                   -------------
 U.S. TREASURY NOTES (48.5%):
 10,500,000 5.63%, 11/30/00.....................................      10,492,545
  3,500,000 7.88%, 8/15/01......................................       3,731,315
 12,500,000 6.38%, 8/15/02......................................      12,823,125
 16,000,000 6.25%, 2/15/03......................................      16,378,561
 10,500,000 7.25%, 8/15/04......................................      11,357,535
 10,500,000 5.88%, 11/15/05.....................................      10,578,960
 10,000,000 6.50%, 10/15/06.....................................      10,487,100
 11,000,000 6.25%, 2/15/07......................................      11,370,040
                                                                   -------------
   Total U.S. Treasury Notes.....................................     87,219,181
                                                                   -------------
 INVESTMENT COMPANIES (0.3%):
    538,550 Provident Federal Fund..............................         538,550
                                                                   -------------
   Total Investment Companies....................................        538,550
                                                                   -------------
   Total (Cost $175,741,642)(a)..................................  $ 178,592,896
                                                                   =============

----
Percentages indicated are based on net assets of $179,614,677.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation..  $3,583,905
               Unrealized depreciation..    (732,651)
                                          ----------
               Net unrealized apprecia-
               tion.....................  $2,851,254
                                          ==========

                                    Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

   SHARES
     OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------  -----------------------------------------------------   -----------

 MUNICIPAL BONDS (98.4%):
 Education Bonds (2.2%):
 $  500,000 North Carolina Educational Facilities, 5.00%,
            10/1/17, Callable 10/1/06 @ 102......................   $   492,655
    550,000 University of North Carolina, Asheville Revenue,
            5.15%, 6/1/18, Callable 6/1/07 @102, AMBAC...........       545,193
    250,000 University of North Carolina, University Revenues,
            4.90%, 8/1/03, Callable 8/1/02 @ 102.................       258,633
    500,000 University of North Carolina, University Revenues,
            5.20%, 5/15/05.......................................       525,140
                                                                    -----------
                                                                      1,821,621
                                                                    -----------
 General Obligation Bonds (74.0%):
  1,200,000 Asheville, North Carolina, 6.00%, 3/1/01.............     1,265,975
    250,000 Asheville, North Carolina, 4.80%, 6/1/06.............       257,475
    250,000 Asheville, North Carolina, 5.00%, 6/1/09, Callable
            6/1/07 @ 101, MBIA...................................       257,540
    500,000 Buncombe County, North Carolina, 5.00%, 3/1/01.......       513,995
    500,000 Buncombe County, North Carolina, 5.00%, 3/1/03.......       518,935
    850,000 Buncombe County, North Carolina, 5.10%, 3/1/04.......       888,777
    500,000 Buncombe County, North Carolina, 5.80%, 2/1/05,
            Callable 2/1/04 @ 100.5..............................       539,930
  1,000,000 Buncombe County, North Carolina, 5.10%, 3/1/07.......     1,050,380
    500,000 Buncombe County, North Carolina, 5.30%, 3/1/08, FSA..       528,825
    750,000 Burke County, North Carolina, 6.25%, 3/1/99, MBIA....       767,670
    500,000 Burke County, North Carolina, 6.30%, 3/1/01, MBIA....       531,300
    400,000 Burlington, North Carolina, 5.10%, 2/1/07............       418,796
    500,000 Cabarrus County, North Carolina, 5.30%, 2/1/11,
            Callable 2/1/07 @ 102, MBIA..........................       524,595
  1,500,000 Cabarrus County, North Carolina, 5.30%, 2/1/13,
            Callable 2/1/07 @ 102, MBIA..........................     1,556,519
    500,000 Cary, North Carolina, 5.50%, 2/1/99..................       507,675
  1,000,000 Cary, North Carolina, 5.50%, 2/1/01..................     1,040,640
    500,000 Catawba County, North Carolina, 5.70%, 6/1/06,
            Callable 6/1/04 @ 101................................       539,125
    500,000 Catawba County, North Carolina, 4.75%, 6/1/12,
            Callable 6/1/07 @ 102................................       491,370
    500,000 Centennial Authority, North Carolina, Hotel, Tax
            Revenue Arena, 5.00%, 9/15/12, Callable 9/1/07 @ 102,
            FSA..................................................       501,705
    825,000 Charlotte, North Carolina, 6.40%, 2/1/99.............       843,695
  1,000,000 Charlotte, North Carolina, 6.20%, 6/1/01.............     1,063,110
    395,000 Charlotte, North Carolina, 5.20%, 7/1/01.............       409,655
    500,000 Charlotte, North Carolina, Series A, 5.50%, 7/1/06,
            Callable 7/1/02 @ 102................................       530,785
    500,000 Chatham County, North Carolina, 5.40%, 4/1/11,
            Callable 4/1/06 @102.................................       527,740
    275,000 Cleveland County, North Carolina, 7.10%, 6/1/99,
            AMBAC................................................       285,689
    600,000 Cleveland County, North Carolina, 5.10%, 6/1/03,
            FGIC.................................................       625,182
  1,000,000 Craven County, North Carolina, 5.50%, 6/1/07,
            Callable 6/1/06 @ 100.5, MBIA........................     1,074,660
    500,000 Craven County, North Carolina, 5.50%, 6/1/09,
            Callable 6/1/06 @ 102, MBIA..........................       535,840
  1,000,000 Craven County, North Carolina, 5.50%, 6/1/16,
            Callable 6/1/06 @ 102, MBIA..........................     1,047,850
    500,000 Cumberland County, North Carolina, Certificate of
            Participation, Civic Center Project-Series A, 5.80%,
            12/1/03, AMBAC.......................................       538,370
    500,000 Currituck County, North Carolina, 5.40%, 4/1/15,
            Callable 4/1/05 @ 102, MBIA..........................       518,045
    500,000 Durham & Wake Counties, North Carolina, 5.75%,
            4/1/02...............................................       531,290
    400,000 Durham County, North Carolina, 5.20%, 3/1/01.........       413,600
    500,000 Durham County, North Carolina, 5.40%, 2/1/02.........       523,895
    250,000 Durham County, North Carolina, 5.20%, 3/1/03,
            Callable 3/1/02 @ 100.5..............................       260,823
    340,000 Durham County, North Carolina, 5.20%, 3/1/05,
            Callable 3/1/02 @ 101.5..............................       355,477

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                       NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

   SHARES
     OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------  -----------------------------------------------------   -----------

 MUNICIPAL BONDS, CONTINUED:
 General Obligations Bonds, continued:
 $  500,000 Durham County, North Carolina, Certificate of
            Participation, 5.00%, 5/1/14, Callable 5/1/08 @ 102..   $   492,920
  1,000,000 Durham, North Carolina, 4.90%, 2/1/04................     1,036,350
    500,000 Durham, North Carolina, 5.00%, 2/1/05................       521,105
    500,000 Fayetteville, North Carolina, 6.50%, 3/1/20, FGIC....       533,570
  1,000,000 Fayetteville, North Carolina, 4.80%, 5/1/05, Callable
            5/1/03 @ 101, FGIC...................................     1,027,140
  1,000,000 Forsyth County, North Carolina, 5.20%, 6/1/02........     1,043,750
    500,000 Forsyth County, North Carolina, 5.60%, 8/1/03,
            Callable 8/1/02 @ 100.5..............................       531,160
    500,000 Forsyth County, North Carolina, 6.20%, 3/1/04,
            Callable 3/1/01 @ 101.5..............................       536,375
    265,000 Forsyth County, North Carolina, 5.40%, 6/1/04,
            Callable 6/1/02 @101.................................       279,355
    500,000 Forsyth County, North Carolina, 5.10%, 8/1/04........       525,050
    500,000 Gaston County, North Carolina, 5.00%, 3/1/08,
            Callable 3/1/06 @ 101, AMBAC.........................       519,805
  1,000,000 Gaston County, North Carolina, 5.50%, 5/1/09,
            Callable 5/1/07 @ 101, FGIC..........................     1,076,860
    500,000 Gaston County, North Carolina, 5.00%, 3/1/14, FGIC...       498,890
    500,000 Goldsboro, North Carolina, 4.90%, 6/1/01.............       512,890
    500,000 Greensboro, North Carolina, 5.40%, 4/1/02............       524,510
    500,000 Greensboro, North Carolina, 4.70%, 4/1/12, Callable,
            4/1/08 @ 102.........................................       490,550
    500,000 Greensboro, North Carolina, 5.20%, 6/1/12, Callable
            6/1/07 @ 102.........................................       514,395
    300,000 Guilford County, North Carolina, 4.50%, 2/1/15,
            Callable 2/1/08 @ 102................................       281,097
    890,000 Henderson County, North Carolina, 6.50%, 6/1/01......       954,872
    600,000 Hickory, North Carolina, 6.50%, 5/1/01...............       642,774
    500,000 Iredell County, North Carolina, 4.75%, 2/1/15,
            Callable 2/1/07 @ 102................................       481,445
    500,000 Johnston County, North Carolina, 5.00%, 5/1/09,
            Callable 5/1/07 @ 101, FGIC..........................       516,315
    500,000 Lee County, North Carolina, 5.50%, 2/1/00............       514,555
    250,000 Lee County, North Carolina, 5.60%, 2/1/03, Callable
            2/1/02 @ 100.5.......................................       263,505
    500,000 Lincoln County, North Carolina, 4.70%, 6/1/01, FGIC..       509,945
  1,000,000 Lincoln County, North Carolina, 4.80%, 6/1/04, FGIC..     1,029,510
    500,000 Lincolnton, North Carolina, Enterprise System,
            Revenue, 5.10%, 5/1/09, Callable 11/1/06 @ 102,
            MBIA.................................................       520,230
    700,000 Mecklenburg County, North Carolina, 5.75%, 3/1/03,
            Callable 3/1/02 @ 100.50.............................       744,100
  1,000,000 Mecklenburg County, North Carolina, 5.40%, 4/1/03....     1,057,770
  1,000,000 Mecklenburg County, North Carolina, 5.00%, 4/1/08....     1,047,300
  1,500,000 Mecklenburg County, North Carolina, 5.50%, 4/1/11,
            Callable 4/1/04 @ 102................................     1,587,239
    625,000 New Hanover County, North Carolina, 5.30%, 5/1/09,
            Callable 5/1/06 @ 101.5..............................       660,725
    500,000 New Hanover County, North Carolina, 5.30%, 5/1/13,
            Callable 5/1/06 @ 102................................       518,665
    815,000 North Carolina State, 5.60%, 4/1/00..................       843,476
    500,000 North Carolina State, 4.70%, 2/1/01..................       510,380
    250,000 North Carolina State, 6.10%, 3/1/03, Callable 3/1/02
            @ 100.5..............................................       268,790
    500,000 North Carolina State, 5.10%, 3/1/05..................       525,220
  1,000,000 North Carolina State, 5.10%, 6/1/09, Callable 6/1/06
            @ 101.5..............................................     1,050,290
    500,000 North Carolina State, 4.75%, 4/1/12, Callable 4/1/08
            @ 102................................................       495,460
    500,000 Onslow County, North Carolina, 5.30%, 5/1/05.........       528,670
    670,000 Orange County, North Carolina, 5.10%, 6/1/00.........       687,072
    500,000 Orange County, North Carolina, 5.10%, 6/1/06,
            Callable 6/1/03 @ 101.5..............................       522,450
    500,000 Orange County, North Carolina, 5.10%, 6/1/07,
            Callable 6/1/03 @ 102................................       523,265
    965,000 Raleigh, North Carolina, 6.30%, 3/1/99...............       988,228

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

   SHARES
     OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------  -----------------------------------------------------   -----------

 MUNICIPAL BONDS, CONTINUED:
 General Obligations Bonds, continued:
 $  500,000 Raleigh, North Carolina, 5.00%, 2/1/08, Callable
            2/1/00 @ 102.........................................   $   514,165
    500,000 Raleigh, North Carolina, Comb Enterprise System,
            5.13%, 3/1/10, Callable 3/1/07 @ 102.................       517,530
    500,000 Rocky Mount, North Carolina, 6.10%, 5/1/03, Callable
            5/1/02 @ 100.5.......................................       536,870
    625,000 Rowan County, North Carolina, 5.50%, 4/1/04, MBIA....       665,994
    700,000 Rowan County, North Carolina, 5.50%, 4/1/05, MBIA....       748,132
    225,000 Rowan County, North Carolina, 5.50%, 2/1/07, Callable
            2/1/06 @ 100.5, MBIA.................................       241,263
  1,000,000 Surry County, North Carolina, 6.25%, 4/1/00, AMBAC...     1,045,780
    500,000 Surry County, North Carolina, 6.25%, 4/1/01, AMBAC...       531,365
    200,000 Union County, North Carolina, 5.80%, 3/1/05, Callable
            3/1/02 @ 101.5.......................................       212,718
    500,000 Wake County, North Carolina, 4.50%, 4/1/03...........       508,735
    500,000 Wake County, North Carolina, 4.90%, 2/1/11, Callable
            2/1/04 @ 102.........................................       505,675
    510,000 Wayne County, North Carolina, 4.80%, 4/1/02..........       522,668
    500,000 Wayne County, North Carolina, 4.80%, 4/1/03..........       513,405
    500,000 Wilkes County, North Carolina, 5.00%, 6/1/01, AMBAC..       514,360
    500,000 Wilkes County, North Carolina, 5.00%, 6/1/02, AMBAC..       516,910
    500,000 Wilkes County, North Carolina, 5.30%, 6/1/08,
            Callable 6/1/03 @ 102................................       525,225
  1,000,000 Wilmington, North Carolina, 4.60%, 3/1/02............     1,018,000
    505,000 Winston-Salem, North Carolina, 6.50%, 6/1/99.........       521,180
    200,000 Winston-Salem, North Carolina, 6.40%, 6/1/02,
            Callable 6/1/01 @ 102................................       217,134
    350,000 Winston-Salem, North Carolina, 6.25%, 4/1/07,
            Callable 4/1/02 @ 102................................       382,368
                                                                    -----------
                                                                     62,484,433
                                                                    -----------
 Health Care Bonds (10.3%):
    245,000 Charlotte-Mecklenberg Hospital Authority, North
            Carolina, 5.70%, 1/1/01..............................       255,403
    500,000 Charlotte-Mecklenberg Hospital Authority, North
            Carolina, Health Care System Revenue, 4.90%, 1/15/11,
            Callable 1/15/07 @102................................       502,465
    405,000 Charlotte-Mecklenburg Hospital Authority, North
            Carolina, 5.70%, 1/1/01..............................       422,626
    185,000 Charlotte-Mecklenburg Hospital Authority, North
            Carolina, 5.90%, 1/1/02..............................       196,057
    315,000 Charlotte-Mecklenburg Hospital Authority, North
            Carolina, 5.90%, 1/1/02..............................       334,388
    110,000 Charlotte-Mecklenburg Hospital Authority, North
            Carolina, Health Care System Revenue, 6.00%, 1/1/03..       118,837
    190,000 Charlotte-Mecklenburg Hospital Authority, North
            Carolina, Health Care System Revenue, 6.00%, 1/1/03,
            Callable 1/1/02 @ 102................................       204,575
    750,000 North Carolina Medical Care Commission, Hospital
            Revenue, Baptist Hospital, 6.38%, 6/1/14.............       812,603
    550,000 North Carolina Medical Care Commission, Presbyterian
            Health Service Project, 4.90%, 10/1/01...............       565,296
    400,000 North Carolina Medical Care Commission, Presbyterian
            Health Service Project, 5.70%, 10/1/04, Callable
            10/1/02 @ 102........................................       429,468
    900,000 North Carolina Medical Care Community, Hospital
            Revenue, 4.63%, 6/1/09, Callable 6/1/08 @ 101,
            AMBAC................................................       887,220
    500,000 North Carolina Medical Care Community, Hospital
            Revenue, 5.10%, 11/1/09, Callable 11/1/07 @ 100,
            AMBAC................................................       517,220
  1,000,000 North Carolina Medical Care Community, Hospital
            Revenue, 6.13%, 6/1/10, Callable 6/1/03 @ 102........     1,101,549
  1,000,000 North Carolina Medical Care Community, Hospital
            Revenue, 5.00%, 10/1/10, Callable 10/1/07 @ 102,
            MBIA.................................................     1,024,630
  1,000,000 Pitt County, North Carolina Revenue, Memorial
            Hospital, 5.50%, 12/1/15, Callable 12/1/05 @ 102.....     1,034,010
    250,000 University of North Carolina, Chapel Hill Hospital,
            Revenue, 5.05%, 2/15/09, Callable 2/15/06 @ 102......       257,233
                                                                    -----------
                                                                      8,663,580
                                                                    -----------

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                       NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

   SHARES
     OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------  -----------------------------------------------------   -----------

 MUNICIPAL BONDS, CONTINUED:
 Housing Bonds (0.5%):
 $  265,000 North Carolina Housing Finance Agency, 5.65%,
            9/1/02...............................................   $   276,512
    150,000 North Carolina Housing Finance Agency, 6.35%, 9/1/04,
            Callable 9/1/02 @ 102, GNMA/FNMA.....................       158,886
                                                                    -----------
                                                                        435,398
                                                                    -----------
 Utility Bonds (11.4%):
    500,000 Asheville, North Carolina, Water System Revenue,
            5.30%, 8/1/09, Callable 8/1/06 @ 102, FGIC...........       528,495
  1,500,000 Asheville, North Carolina, Water System Revenue,
            5.63%, 8/1/16, Callable 8/1/06 @ 102, FGIC...........     1,579,785
    600,000 Charlotte, North Carolina, Water & Sewer, 5.70%,
            2/1/06, Callable 2/1/04 @ 101........................       646,608
    500,000 Charlotte, North Carolina, Water & Sewer, 5.60%,
            5/1/17, Callable 5/1/06 @ 102........................       527,120
  1,000,000 Charlotte, North Carolina, Water & Sewer, 5.60%,
            5/1/21, Callable 5/1/06 @ 102........................     1,050,820
  1,000,000 Charlotte, North Carolina, Water & Sewer, System
            Revenue, 5.25%, 12/1/21, Callable 12/1/06 @ 102......     1,005,610
    305,000 Gastonia, North Carolina, Comb Utilities Revenue,
            5.00%, 5/1/08, MBIA..................................       316,239
    500,000 Greensboro, North Carolina, Enterprise System
            Revenue, Water Utility Improvements, 5.38%, 6/1/19,
            Callable 6/1/05 @ 102................................       508,830
    500,000 North Carolina Municipal Power Agency, No 1, Catawba
            Electric Revenue, 5.25%, 1/1/09......................       514,030
    380,000 North Carolina Municipal Power Agency, No 1, Catawba
            Electric Revenue, 5.13%, 1/1/17......................       376,132
    500,000 Orange County, North Carolina, Water & Sewer
            Authority Revenue, 5.20%, 7/1/16, Callable 7/1/03 @
            102..................................................       502,355
  1,000,000 Shelby, North Carolina, Combined Enterprise System
            Revenue, 5.63%, 5/1/14, Callable 5/1/05 @ 102........     1,037,740
  1,025,000 Winston-Salem, North Carolina, Water & Sewer, 5.00%,
            6/1/12, Callable 6/1/07 @ 102........................     1,031,427
                                                                    -----------
                                                                      9,625,191
                                                                    -----------
   Total Municipal Bonds                                             83,030,223
                                                                    -----------
 INVESTMENT COMPANIES (1.6%):
  1,384,656 Blackrock Funds......................................     1,384,656
                                                                    -----------
   Total Investment Companies                                         1,384,656
                                                                    -----------
   Total (Cost $81,588,966)(a)                                      $84,414,879
                                                                    ===========

----
Percentages indicated are based on net assets of $84,441,143.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized apprecia-
               tion....................  $ 2,947,177
               Unrealized deprecia-
               tion....................     (121,264)
                                         -----------
               Net unrealized apprecia-
               tion....................  $ 2,825,913
                                         ===========

AMBAC - AMBAC Indemnity Corporation.
FGIC - Insured by Financial Guaranty Insurance Corporation.
FNMA - Insured by Federal National Mortgage Association.
GNMA - Insured by Government National Mortgage Association.
MBIA - Municipal Bond Insurance Association.

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

   SHARES
     OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------  -----------------------------------------------------   -----------

 MUNICIPAL BONDS (95.2%):
 Education Bonds (32.9%):
 $  100,000 Beaufort County, South Carolina, School District,
            7.00%, 2/1/00, Callable 5/11/98 @ 101................   $   101,258
    575,000 Beaufort County, South Carolina, School District,
            6.75%, 3/1/00........................................       605,360
    250,000 Beaufort County, South Carolina, School District,
            Series B, 5.00%, 3/1/06, Callable 3/1/04 @ 101.......       258,550
    500,000 Brookland Cayce, South Carolina, School District,
            5.00%, 3/1/11, Callable 3/1/05 @ 101.................       507,165
    250,000 Cherokee County, South Carolina, School District No.
            1, 5.00%, 3/1/01.....................................       256,790
    250,000 Cherokee County, South Carolina, School District No.
            1, 5.00%, 3/1/09, Callable 3/1/07 @ 101..............       257,480
    750,000 Citadel Military College, South Carolina, 5.13%,
            4/1/12, Callable 4/1/06 @ 102........................       760,312
    500,000 Dorchester County, South Carolina, School District,
            5.15%, 7/1/08, Callable 7/1/03 @ 102.................       518,625
    250,000 Horry County, South Carolina, School District, 5.13%,
            3/1/08, Callable 3/1/03 @ 101........................       258,375
    500,000 Horry County, South Carolina, School District, 5.60%,
            1/1/16, Callable 1/1/05 @ 100........................       517,605
    250,000 Horry County, South Carolina, School District, Series
            A, 5.10%, 3/1/09, Callable 3/1/05 @ 101..............       257,670
    750,000 Lexington County, South Carolina, School District No.
            1, 6.30%, 2/1/00.....................................       782,812
    500,000 South Carolina, Educational Facilities Authority,
            Private Nonprofit Institutions, Furman University,
            Project-Series A, 5.50%, 10/1/16, Callable 10/1/06 @
            102..................................................       518,575
    500,000 University South Carolina, University Revenues,
            5.65%, 6/1/12........................................       529,965
    250,000 York County, South Carolina, School District, 5.00%,
            7/1/14, Callable 7/1/05 @ 102........................       248,333
                                                                    -----------
                                                                      6,378,875
                                                                    -----------
 General Obligation Bonds (29.5%):
    250,000 Anderson County, South Carolina, 4.70%, 4/1/12,
            Callable 4/1/07 @ 102................................       245,523
    200,000 Charleston County, South Carolina, 5.50%, 6/1/06,
            Callable 6/1/04 @102.................................       214,814
    500,000 Charleston, South Carolina, 5.00%, 2/1/08, Callable
            2/1/05 @ 102.........................................       518,025
    250,000 Greenville Hospital System, South Carolina, Hospital
            Facilities Revenue, Series A, 5.75%, 5/1/14, Callable
            5/1/06 @ 102.........................................       261,470
    250,000 Horry County, South Carolina, School District, 5.60%,
            1/1/15, Callable 1/1/05 @ 100........................       260,225
    175,000 Irmo-Chapin, South Carolina, Recreation lmprovements,
            5.00%, 2/1/16, Callable 2/1/08 @ 100.................       174,578
    400,000 Irmo-Chapin, South Carolina, Recreation lmprovements,
            5.00%, 2/1/15, Callable 2/1/08 @ 100.................       399,972
    500,000 Lancaster County, South Carolina, School District,
            4.80%, 7/1/11, Callable 7/1/08 @ 101.................       498,995
    250,000 Myrtle Beach, South Carolina, Water & Sewer, 5.10%,
            3/1/08, Callable 3/1/05 @ 102........................       260,163
    250,000 Richland County, South Carolina, Recreation District,
            4.70%, 3/1/09........................................       253,405
    500,000 South Carolina State, 5.75%, 3/1/01..................       524,504
    300,000 South Carolina State, State Highway--Series B, 5.63%,
            7/1/13, Callable 1/1/06 @ 102........................       321,084
    500,000 South Carolina State, State Highway--Series B, 5.65%,
            7/1/19...............................................       527,419
    250,000 South Carolina, Capital Improvements, Series B,
            5.60%, 3/1/00, Callable 10/1/06 @ 102................       258,248
    500,000 Spartanburg, South Carolina, Water Works, 5.00%,
            6/1/17, Callable 6/1/07 @ 101........................       490,895
    500,000 York County, South Carolina, 5.00%, 6/1/11, Callable
            6/1/01 @ 102, AMBAC..................................       503,360
                                                                    -----------
                                                                      5,712,680
                                                                    -----------
 Health Care Bonds (1.6%):
    300,000 Lexington County, South Carolina, Health Services,
            5.00%, 11/1/10, Callable 11/1/08 @ 102...............       300,543
                                                                    -----------
 Pollution Control Bonds (4.1%):
    500,000 Charleston County, South Carolina, Solid Waste,
            5.60%, 1/1/04........................................       533,290
    250,000 Oconee County, South Carolina, Pollution Revenue,
            5.80%, 4/1/14, Callable 4/1/03 @ 102.................       262,143
                                                                    -----------
                                                                        795,433
                                                                    -----------

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                       SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

   SHARES
     OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------  -----------------------------------------------------   -----------

 MUNICIPAL BONDS, CONTINUED:
 Utility Bonds (27.1%):
 $  750,000 Beaufort-Jasper, South Carolina, Water & Sewer
            Authority, Waterworks & Sewer System Revenue, 6.50%,
            3/1/13, Callable 3/1/02 @ 102........................   $   817,298
  1,000,000 Berkeley County, South Carolina, Water & Sewer,
            7.00%, 6/1/16........................................     1,103,320
    200,000 Camden, South Carolina, Public Utility Revenue,
            5.50%, 3/1/22, Callable 3/1/07 @ 102.................       206,286
    750,000 Columbia, South Carolina, Water & Sewer, 5.50%,
            2/1/09...............................................       806,370
    750,000 Greenville, South Carolina, Water Works, 5.30%,
            2/1/14, Callable 2/1/07 @ 102........................       769,095
    500,000 Mount Pleasant, South Carolina, Water & Sewer, 6.00%,
            12/1/20, Callable 12/1/02 @ 102......................       539,120
    500,000 Piedmont Municipal Power Agency, South Carolina
            Electric Revenue, Series B, 5.25%, 1/1/12, Callable
            1/1/07 @ 101.50......................................       507,345
    500,000 South Carolina, State Publishing Service Authority
            Revenue, 5.00%, 1/1/18, Callable 1/1/03 @ 102........       488,310
                                                                    -----------
                                                                      5,237,144
                                                                    -----------
   Total Municipal Bonds                                             18,424,675
 INVESTMENT COMPANIES (6.4%):
    702,006 Federated Municipal Obligations Fund.................       702,007
    538,394 PNC Municipal Cash Fund..............................       538,394
                                                                    -----------
   Total Investment Companies                                         1,240,401
                                                                    -----------
   Total (Cost $19,309,102)(a)                                      $19,665,076
                                                                    -----------

----
Percentages indicated are based on net assets of $19,352,974.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation.... $364,988
               Unrealized depreciation....   (9,014)
                                           --------
               Net unrealized apprecia-
               tion....................... $355,974
                                           ========

AMBAC--AMBAC Indemnity Corporation.

                       See notes to financial statements.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

GROWTH AND INCOME STOCK FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

                        SECURITY                   MARKET
 SHARES               DESCRIPTION                   VALUE
 ------  -------------------------------------   -----------

 COMMON STOCKS (95.4%):
 Aerospace/Defense (5.4%):
  75,800 Lockheed Martin Corp. ...............   $ 8,527,500
 129,000 Parker-Hannifin Corp. ...............     6,611,250
  17,500 Raytheon Co.--Class A................       995,313
 149,000 Raytheon Co.--Class B................     8,697,875
                                                 -----------
                                                  24,831,938
                                                 -----------
 Apparel (1.1%):
  93,200 V. F. Corp. .........................     4,898,825
                                                 -----------
 Automobiles & Trucks (1.6%):
 109,815 Ford Motor Co. ......................     7,117,385
                                                 -----------
 Banks (6.3%):
  74,560 J.P. Morgan & Co. ...................    10,014,339
  55,262 NationsBank Corp. ...................     4,030,672
 135,450 Old Kent Financial Corp. ............     5,197,894
  93,000 Pacific Century Financial Corp. .....     2,214,563
  91,400 Wachovia Corp. ......................     7,751,862
                                                 -----------
                                                  29,209,330
                                                 -----------
 Beverages (2.4%):
 241,305 Anheuser-Busch Cos.(b).................. 11,175,438
                                                 -----------
 Business Equipment & Services (3.8%):
 187,400 Harris Corp. ........................     9,768,225
 153,600 Pitney Bowes, Inc. ..................     7,708,800
                                                 -----------
                                                  17,477,025
                                                 -----------
 Chemicals (2.5%):
  44,300 Air Products & Chemicals, Inc. ......     3,671,363
  58,600 Great Lakes Chemical Corp. ..........     3,164,400
  41,100 Vulcan Materials Co. ................     4,500,450
                                                 -----------
                                                  11,336,213
                                                 -----------
 Computer Software (1.0%):
 103,000 Adobe Systems, Inc. .................     4,654,313
                                                 -----------
 Computers (3.0%):
 123,000 Hewlett-Packard Co. .................     7,795,125
  57,400 IBM Corp. ...........................     5,962,425
                                                 -----------
                                                  13,757,550
                                                 -----------
 Containers (1.3%):
  94,000 Ball Corp. ..........................     3,078,500
  70,750 Sonoco Products Co. .................     2,834,422
                                                 -----------
                                                   5,912,922
                                                 -----------

                                  SECURITY                             MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------  ---------------------------------------------------------   -----------

 COMMON STOCKS (CONTINUED):
 Electrical Equipment (1.7%):
 116,870 Emerson Electric.........................................   $ 7,618,463
                                                                     -----------
 Electronic Components (1.2%):
  94,000 Avnet, Inc. .............................................     5,410,875
                                                                     -----------
 Electronic Instruments (1.0%):
  98,950 Tektronix, Inc. .........................................     4,415,644
                                                                     -----------
 Food & Related (4.7%):
 160,000 Bob Evans Farms..........................................     3,390,000
 105,900 Dean Foods Co. ..........................................     5,328,094
 223,700 SUPERVALU, Inc. .........................................    10,430,012
  52,500 Universal Foods Corp. ...................................     2,572,500
                                                                     -----------
                                                                      21,720,606
                                                                     -----------
 Forest & Paper Products (2.3%):
  78,000 Kimberly-Clark Corp. ....................................     3,909,750
 120,900 Weyerhaeuser Co. ........................................     6,830,850
                                                                     -----------
                                                                      10,740,600
                                                                     -----------
 Health Care--General (7.8%):
 116,000 Abbott Laboratories......................................     8,736,250
 152,000 Bausch & Lomb............................................     6,944,500
 148,300 Johnson & Johnson........................................    10,872,243
 241,500 Mallinckrodt, Inc. ......................................     9,539,250
                                                                     -----------
                                                                      36,092,243
                                                                     -----------
 Household--Major Appliances (1.1%):
  74,200 Whirlpool Corp. .........................................     5,087,338
                                                                     -----------
 Household Products/Wares (3.3%):
 145,500 American Greetings Corp. ................................     6,693,000
 121,000 Unilever NV, New York Shares.............................     8,303,625
                                                                     -----------
                                                                      14,996,625
                                                                     -----------
 Insurance (6.8%):
  65,175 AON Corp. ...............................................     4,220,081
 101,800 Lincoln National Corp. ..................................     8,640,275
 209,800 SAFECO Corp. ............................................    11,466,880
  81,500 St. Paul Cos., Inc. .....................................     7,263,688
                                                                     -----------
                                                                      31,590,924
                                                                     -----------
 Leisure Time Industries (1.7%):
 216,350 Hasbro, Inc. ............................................     7,639,859
                                                                     -----------
 Machinery & Equipment (1.8%):
 148,500 Trinity Industries.......................................     8,148,938
                                                                     -----------
 Materials (1.1%):
 109,700 Corning, Inc. ...........................................     4,854,225
                                                                     -----------

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                    GROWTH AND INCOME STOCK FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)


                                  SECURITY                             MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------  ---------------------------------------------------------   -----------

 COMMON STOCKS (CONTINUED):
 Media (2.8%):
 187,500 Banta Corp. .............................................   $ 5,800,781
 140,800 Media General, Inc. .....................................     6,925,600
                                                                     -----------
                                                                      12,726,381
                                                                     -----------
 Mining (0.7%):
  48,500 Phelps Dodge Corp. ......................................     3,131,281
                                                                     -----------
 Petroleum (6.1%):
 117,500 Ashland, Inc. ...........................................     6,653,438
  89,030 Chevron Corp. ...........................................     7,150,222
  67,200 Mobil Corp. .............................................     5,149,200
 187,200 Phillips Petroleum Co. ..................................     9,348,299
                                                                     -----------
                                                                      28,301,159
                                                                     -----------
 Petroleum--International (1.1%):
  92,600 Royal Dutch Petroleum Co. ...............................     5,260,838
                                                                     -----------
 Pharmaceuticals (2.8%):
  84,740 Bristol-Myers Squibb Co. ................................     8,839,441
  50,200 Schering-Plough Corp. ...................................     4,100,713
                                                                     -----------
                                                                      12,940,154
                                                                     -----------
 Publishing (0.8%):
 110,000 Houghton Mifflin Co. ....................................     3,506,250
                                                                     -----------
 Railroad (0.5%):
  38,000 CSX Corp. ...............................................     2,261,000
                                                                     -----------
 Retail (1.4%):
  98,500 May Department Stores Co. ...............................     6,254,750
                                                                     -----------
 Retail--Food Stores (1.1%):
 194,000 American Stores Co. .....................................     5,044,000
                                                                     -----------
 Security & Commission Brokers (2.1%):
 217,762 Edwards (A.G.), Inc. ....................................     9,527,088
                                                                     -----------

   SHARES
     OR
 PRINCIPAL                     SECURITY                         MARKET
   AMOUNT                     DESCRIPTION                        VALUE
 ---------  ----------------------------------------------   -------------

 COMMON STOCKS (CONTINUED):
 Tobacco (2.0%):
    104,290 Philip Morris Cos., Inc. .....................   $   4,347,589
    152,600 U.S.T., Inc. .................................       4,921,350
                                                             -------------
                                                                 9,268,939
                                                             -------------
 Transportation--Marine (0.8%):
    126,500 Alexander & Baldwin...........................       3,866,156
                                                             -------------
 Utilities--Electric (3.0%):
     96,400 New Century Energies, Inc.(b)....................    4,856,150
    206,000 Western Resources, Inc. ......................       8,806,500
                                                             -------------
                                                                13,662,650
                                                             -------------
 Utilities--Gas & Pipeline (1.7%):
     60,400 Consolidated Natural Gas Co. .................       3,484,325
    100,800 NICOR, Inc. ..................................       4,258,800
                                                             -------------
                                                                 7,743,125
                                                             -------------
 Utilities--Telephone (5.6%):
    139,415 AT&T Corp. ...................................       9,149,109
     20,000 Cable & Wireless PLC..........................         755,000
    254,400 SBC Communications, Inc. .....................      11,098,200
     68,200 Sprint Corp. .................................       4,616,288
                                                             -------------
                                                                25,618,597
                                                             -------------
   Total Common Stocks                                         437,799,647
                                                             -------------
 U.S. GOVERNMENT AGENCIES (1.5%):
 Federal Home Loan Bank: (1.5%):
  7,000,000 0.00%*, 5/1/98................................       6,968,360
                                                             -------------
   Total U.S. Government Agencies                                6,968,360
                                                             -------------
 INVESTMENT COMPANIES (3.2%):
 14,559,049 Provident Federal Fund........................      14,559,049
                                                             -------------
   Total Investment Companies                                   14,559,049
                                                             -------------
   Total (Cost--$294,250,504)(a)                             $ 459,327,056
                                                             -------------

----
Percentages indicated are based on net assets of $458,666,047.
 *Represents Discount Note.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized apprecia-
               tion...................  $165,692,450
               Unrealized deprecia-
               tion...................      (615,898)
                                        ------------
               Net unrealized appreci-
               ation..................  $165,076,552
                                        ============

(b) Represents non-income producing securities.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

BALANCED FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                            VALUE
 ------ ----------------------------------------------------------  ------------
 COMMON STOCKS (60.3%):
 Aerospace/Defense (2.3%):
 11,000 Lockheed Martin Corp. ....................................  $  1,237,499
 23,000 Parker-Hannifin, Corp. ...................................     1,178,750
  5,000 Raytheon Co--Class A......................................       284,375
 10,000 Raytheon Co--Class B......................................       583,750
                                                                    ------------
                                                                       3,284,374
                                                                    ------------
 Apparel (0.9%):
 25,000 V. F., Corp. .............................................     1,314,063
                                                                    ------------
 Automobiles & Trucks (1.1%):
 25,000 Ford Motor Co. ...........................................     1,620,313
                                                                    ------------
 Banks (3.9%):
 30,800 Banc One Corp. ...........................................     1,948,099
 14,500 J.P. Morgan & Co. ........................................     1,947,531
 20,000 Wachovia Corp. ...........................................     1,696,250
                                                                    ------------
                                                                       5,591,880
                                                                    ------------
 Beverages (1.0%):
 30,000 Anheuser-Busch Cos.(b)....................................     1,389,375
                                                                    ------------
 Business Equipment & Services (2.0%):
 31,500 Harris Corp. .............................................     1,641,938
 26,000 Pitney Bowes, Inc. .......................................     1,304,875
                                                                    ------------
                                                                       2,946,813
                                                                    ------------
 Chemicals (1.0%):
  7,500 Air Products & Chemicals, Inc. ...........................       621,563
  8,000 Vulcan Materials Co. .....................................       876,000
                                                                    ------------
                                                                       1,497,563
                                                                    ------------
 Chemicals--Plastics (0.3%):
 19,500 Schulman (A.), Inc. ......................................       492,375
                                                                    ------------
 Computer Software (1.0%):
 31,000 Adobe Systems, Inc. ......................................     1,400,813
                                                                    ------------
 Computers (3.4%):
 15,000 Hewlett-Packard Co. ......................................       950,625
 15,000 IBM Corp. ................................................     1,558,125
 22,000 Xerox Corp. ..............................................     2,341,624
                                                                    ------------
                                                                       4,850,374
                                                                    ------------
 Containers (0.6%):
 23,000 Sonoco Products Co. ......................................       921,438
                                                                    ------------
 Diversified Products (0.5%):
 10,000 E.I. duPont de Nemours Co. ...............................       680,000
                                                                    ------------

                                  SECURITY                              MARKET
 SHARES                          DESCRIPTION                            VALUE
 ------ ------------------------------------------------------------  ----------
 COMMON STOCKS, CONTINUED:
 Electrical & Electronic (0.4%):
  7,200 Honeywell, Inc. ............................................  $  595,350
                                                                      ----------
 Electronic Equipment (0.8%):
 17,500 Emerson Electric ...........................................   1,140,781
                                                                      ----------
 Electronic Components (0.8%):
 21,000 Avnet, Inc. ................................................   1,208,813
                                                                      ----------
 Electronic Instruments (1.0%):
 32,500 Textronix, Inc. ............................................   1,450,313
                                                                      ----------
 Food & Related (3.7%):
 29,000 Dean Foods Co. .............................................   1,459,063
  8,000 Dole Food Co. ..............................................     387,000
 15,000 Sara Lee Corp. .............................................     924,375
 34,000 SUPERVALU, Inc. ............................................   1,585,249
 20,000 Universal Foods Corp. ......................................     980,000
                                                                      ----------
                                                                       5,335,687
                                                                      ----------
 Forest & Paper Products (0.6%):
 16,200 Weyerhaeuser Co. ...........................................     915,300
                                                                      ----------
 Health Care--General (3.8%):
 18,000 Abbott Laboratories.........................................   1,355,625
 24,000 Bausch & Lomb...............................................   1,096,500
 19,000 Johnson & Johnson...........................................   1,392,938
 42,000 Mallinckrodt, Inc. .........................................   1,658,999
                                                                      ----------
                                                                       5,504,062
                                                                      ----------
 Household--Major Appliances (1.0%):
 22,000 Whirlpool Corp. ............................................   1,508,375
                                                                      ----------
 Household Products/Wares (0.5%):
  9,500 Unilever NV, New York Shares................................     651,938
                                                                      ----------
 Insurance (5.8%):
 27,000 American General Corp. .....................................   1,746,562
  6,750 Cigna Corp. ................................................   1,383,749
 15,000 Lincoln National Corp. .....................................   1,273,125
 24,000 SAFECO Corp. ...............................................   1,311,750
 13,500 St. Paul Cos., Inc. ........................................   1,203,188
 29,000 Torchmark Corp. ............................................   1,328,563
                                                                      ----------
                                                                       8,246,937
                                                                      ----------
 Machinery & Equipment (1.6%):
 27,000 Ingersoll-Rand Co. .........................................   1,294,312
 17,500 Trinity Industries..........................................     960,313
                                                                      ----------
                                                                       2,254,625
                                                                      ----------

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                                   BALANCED FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 MARCH 31, 1998
                                  (UNAUDITED)


                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                            VALUE
 ------ ----------------------------------------------------------  ------------

 COMMON STOCKS, CONTINUED:
 Manufacturing--Capital Goods (0.4%):
 11,000 Aeroquip-Vickers, Inc. ...................................  $    635,938
                                                                    ------------
 Media (1.6%):
 32,000 Banta Corp. ..............................................       990,000
 12,000 Gannett Co. Inc. .........................................       862,500
 10,000 Media General, Inc. ......................................       491,875
                                                                    ------------
                                                                       2,344,375
                                                                    ------------
 Medical Instruments (0.7%):
 15,000 Becton Dickinson & Co. ...................................     1,020,938
                                                                    ------------
 Petroleum (4.9%):
 23,000 Ashland, Inc. ............................................     1,302,375
 13,000 Atlantic Richfield Co. ...................................     1,022,125
 10,000 Chevron Corp. ............................................       803,125
 14,000 Mobil Corp. ..............................................     1,072,750
 30,000 Phillips Petroleum Co. ...................................     1,498,124
  5,500 Schlumberger Ltd. ........................................       416,625
 12,000 Texaco, Inc.                                                     723,000
                                                                    ------------
                                                                       6,838,124
                                                                    ------------
 Pharmaceuticals (2.2%):
 13,500 Bristol-Myers Squibb Co. .................................     1,408,219
 22,000 Schering-Plough Corp. ....................................     1,797,125
                                                                    ------------
                                                                       3,205,355
                                                                    ------------
 Railroad (0.5%)
 12,000 CSX Corp. ................................................       714,000
                                                                    ------------
 Retail (2.0%):
 13,000 Dayton Hudson Corp. ......................................     1,144,000
 14,500 J. C. Penney, Inc. .......................................     1,097,469
 10,000 May Department Stores Co. ................................       635,000
                                                                    ------------
                                                                       2.876,469
                                                                    ------------
 Retail--Drug Stores (0.6%):
 24,000 Rite-Aid Corp. ...........................................       822,000
                                                                    ------------
 Retail--Food Stores (0.9%):
 25,000 Albertson's, Inc. ........................................     1,315,625
                                                                    ------------
 Security Brokers & Dealers (0.7%):
 24,000 Edwards (A.G.), Inc. .....................................     1,050,000
                                                                    ------------
 Tobacco (1.2%):
 25,000 Philip Morris, Inc. ......................................     1,042,188
 22,000 U.S.T., Inc. .............................................       709,500
                                                                    ------------
                                                                       1,751,688
                                                                    ------------

  SHARES
    OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- -------------------------------------------------------  ------------

 COMMON STOCKS, CONTINUED:
 Transportation--Marine (0.2%):
    11,750 Alexander & Baldwin....................................  $    359,109
                                                                    ------------
 Utilities--Electric (1.8%):
    13,000 FPL Group, Inc. .......................................       835,250
    30,000 Scana Corp. ...........................................       928,125
    19,000 Western Resources, Inc. ...............................       812,250
                                                                    ------------
                                                                       2,575,625
                                                                    ------------
 Utilities--Gas & Pipeline (0.5%):
    18,500 NICOR, Inc. ...........................................       781,625
                                                                    ------------
 Utilities--Telephone (4.1%):
    37,000 Ameritech Corp. .......................................     1,829,188
    11,000 AT&T Corp. ............................................       721,875
    50,000 SBC Communications, Inc. ..............................     2,181,249
    16,000 Sprint Corp. ..........................................     1,083,000
                                                                    ------------
                                                                       5,815,312
                                                                    ------------
   Total Common Stocks                                                86,907,734
                                                                    ------------
 PASS-THROUGH MORTGAGE SECURITIES (5.1%):
 Federal Home Loan Mortgage Corp.: (0.5%):
   730,192 7.50%, 7/1/07, Pool # E00108...........................       753,923
                                                                    ------------
 Federal National Mortgage Assoc.: (4.6%):
 1,868,622 6.00%, 6/1/03, Pool # 250581...........................     1,856,346
 1,148,572 6.50%, 1/1/09, Pool # 50974............................     1,157,186
 1,316,969 6.50%, 4/1/09, Pool # 250009...........................     1,326,846
 1,218,663 7.00%, 5/1/09, Pool # 250055...........................     1,244,560
   924,152 7.00%, 4/1/24, Pool # 250005...........................       936,563
                                                                    ------------
                                                                       6,521,501
                                                                    ------------
   Total Pass-throughs Mortgage Securities                             7,275,424
                                                                    ------------
 U.S. GOVERNMENT AGENCIES (2.1%):
 Federal Farm Credit Bank: (2.1%):
 3,000,000 5.92%, 12/29/04........................................     3,004,140
                                                                    ------------
 Total U.S. Government Agencies                                        3,004,140
                                                                    ------------
 U. S. Treasury Bonds (2.6%):
 3,000,000 9.38%, 2/15/06.........................................     3,680,670
                                                                    ------------
 Total U. S. Treasury Bonds                                            3,680,670
                                                                    ------------
 U. S. Treasury Notes (23.7%):
 3,000,000 7.50%, 5/15/02.........................................     3,195,960
 7,000,000 6.25%, 2/15/03.........................................     7,165,620
 5,000,000 7.25%, 5/15/04.........................................     5,394,800

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

BALANCED FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 MARCH 31, 1998
                                  (UNAUDITED)

  SHARES
    OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- -------------------------------------------------------  ------------

 U.S. GOVERNMENT AGENCIES, CONTINUED:
 U. S. Treasury Notes, continued:
 3,000,000 7.88%, 11/15/04........................................  $  3,350,010
 4,000,000 7.50%, 2/15/05.........................................     4,399,360
 5,000,000 6.50%, 10/15/06........................................     5,243,550
 5,000,000 6.63%, 5/15/07.........................................     5,303,550
                                                                    ------------
 Total U. S. Treasury Notes                                           34,052,850
                                                                    ------------
 INVESTMENT COMPANIES (5.8%):
 2,522,789 Federated Short-Term U.S. Government Trust.............     2,522,789
 5,817,260 Provident Federal Fund.................................     5,817,259
                                                                    ------------
 Total Investment Companies                                            8,340,048
                                                                    ------------
 Total (Cost--$112,802,824)(a)                                      $143,260,866
                                                                    ============

----
Percentages indicated are based on net assets of $143,814,040.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation........ $30,793,456
               Unrealized depreciation........    (335,434)
                                               -----------
               Net unrealized appreciation.... $30,458,042
                                               ===========

(b) Represents non-income producing securities.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                       LARGE COMPANY GROWTH FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ ----------------------------------------------------------   -----------

 COMMON STOCKS (95.3%):
 Aerospace/Defense (2.6%):
 16,000 AlliedSignal, Inc. .......................................   $   672,000
 15,000 Parker-Hannifin Corp. ....................................       768,750
                                                                     -----------
                                                                       1,440,750
                                                                     -----------
 Air Transportation (1.4%):
 20,000 Airborne Freight Corp. ...................................       752,500
                                                                     -----------
 Apparel (0.8%):
 10,000 Nike, Inc. ...............................................       442,500
                                                                     -----------
 Automobiles & Trucks (1.1%):
 10,000 PACCAR, Inc. .............................................       595,625
                                                                     -----------
 Banks (7.9%):
  8,000 Citicorp..................................................     1,135,999
 10,000 First American Corp. .....................................       490,000
  6,500 Mellon Bank Corp. ........................................       412,750
 11,400 Norwest Corp. ............................................       473,813
 10,000 State Street Corp. .......................................       680,625
  9,000 U.S. Bancorp..............................................     1,122,750
                                                                     -----------
                                                                       4,315,937
                                                                     -----------
 Beverages (2.8%):
 12,000 Coca-Cola Co. ............................................       929,250
 14,000 PepsiCo, Inc. ............................................       597,625
                                                                     -----------
                                                                       1,526,875
                                                                     -----------
 Building/Construction Products (1.3%):
 11,200 Illinois Tool Works, Inc. ................................       725,200
                                                                     -----------
 Chemicals (0.5%):
 10,000 Ecolab, Inc. .............................................       290,000
                                                                     -----------
 Commercial Services (2.1%):
 12,000 Apollo Group, Inc.(b).....................................       577,500
 10,000 Volt Information Sciences, Inc. ..........................       557,500
                                                                     -----------
                                                                       1,135,000
                                                                     -----------
 Computer Software (5.2%):
 15,000 Cisco Systems, Inc.(b)....................................     1,025,625
 16,000 Computer Associates International, Inc. ..................       924,000
 10,000 Microsoft Corp.(b)........................................       895,000
                                                                     -----------
                                                                       2,844,625
                                                                     -----------
 Computers (1.0%):
  5,000 IBM Corp. ................................................       519,375
                                                                     -----------

                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ ----------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Diversified Products (7.8%):
 10,000 Colgate-Palmolive Co......................................   $   866,250
 10,000 E.I. duPont de Nemours Co. ...............................       680,000
 18,000 General Electric Co. .....................................     1,551,374
  9,700 Gillette Co. .............................................     1,151,269
                                                                     -----------
                                                                       4,248,893
                                                                     -----------
 Electronic Components (8.3%):
 13,000 Altera Corp.(b)...........................................       490,750
  9,400 Avnet, Inc. ..............................................       541,088
 25,000 Dallas Semiconductor Corp. ...............................       840,624
 11,000 Intel Corp. ..............................................       858,687
 10,000 Johnson Controls, Inc. ...................................       606,875
 10,000 Motorola, Inc. ...........................................       606,250
 15,000 Xilinx, Inc.(b)...........................................       561,563
                                                                     -----------
                                                                       4,505,837
                                                                     -----------
 Federal Corp. (1.0%):
 10,000 Monsanto Co. .............................................       520,000
                                                                     -----------
 Financial Services (5.7%):
  7,000 American Express Co. .....................................       642,688
 20,000 Americredit Corp. ........................................       550,000
 15,000 Bear Stearns Cos, Inc. ...................................       770,625
  5,000 Merrill Lynch & Co., Inc. ................................       415,000
 10,000 Morgan Stanley Dean Witter & Co. .........................       728,750
                                                                     -----------
                                                                       3,107,063
                                                                     -----------
 Food & Related (6.1%):
  5,000 Bestfoods.................................................       584,375
 24,000 ConAgra, Inc. ............................................       771,000
 10,000 Dean Foods Co. ...........................................       503,125
 14,000 Heinz (H.J.) Co. .........................................       817,250
 20,000 Interstate Bakeries Corp. ................................       646,250
                                                                     -----------
                                                                       3,322,000
                                                                     -----------
 Health Care--General (1.1%):
  8,000 Johnson & Johnson.........................................       586,500
                                                                     -----------
 Household Products/Wares (0.9%):
  6,000 Procter & Gamble Co. .....................................       506,250
                                                                     -----------
 Insurance (3.9%):
  5,000 American International Group, Inc. .......................       629,688
 10,000 EXEL Ltd. ................................................       775,000
 15,000 SunAmerica, Inc. .........................................       718,125
                                                                     -----------
                                                                       2,122,813
                                                                     -----------

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

LARGE COMPANY GROWTH FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 MARCH 31, 1998
                                  (UNAUDITED)


                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ ----------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Leisure Time Industries (0.8%):
 15,000 Callaway Golf Co. ........................................   $   435,000
                                                                     -----------
 Medical Information Systems (1.1%):
 10,000 HBO & Co. ................................................       603,750
                                                                     -----------
 Medical Instruments (3.1%):
 20,000 Medtronic, Inc. ..........................................     1,037,500
 20,000 United States Surgical Corp. .............................       660,000
                                                                     -----------
                                                                       1,697,500
                                                                     -----------
 Petroleum (5.4%):
  5,000 Amoco Corp. ..............................................       431,875
 10,000 Enron Corp. ..............................................       463,750
  5,000 Mobil Corp. ..............................................       383,125
 10,400 Texaco, Inc. .............................................       626,600
 10,000 Tidewater, Inc. ..........................................       438,125
 15,300 USX-Marathon Group........................................       575,663
                                                                     -----------
                                                                       2,919,138
                                                                     -----------
 Pharmaceuticals (8.7%):
  5,000 American Home Products Corp. .............................       476,875
 12,600 Bristol-Myers Squibb Co. .................................     1,314,337
 30,000 Jones Medical Industries, Inc. ...........................     1,085,625
 10,300 Merck & Co., Inc. ........................................     1,322,262
  6,000 Pfizer, Inc. .............................................       598,125
                                                                     -----------
                                                                       4,797,224
                                                                     -----------

  SHARES
    OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Retail (3.1%):
     5,000 Gap, Inc. .............................................   $   225,000
    15,000 Wal-Mart Stores, Inc. .................................       762,188
    20,000 Walgreen Co. ..........................................       703,750
                                                                     -----------
                                                                       1,690,938
                                                                     -----------
 Retail--Speciality Stores (2.0%):
    24,000 Claire's Stores, Inc. .................................       550,500
     8,000 Home Depot, Inc. ......................................       539,500
                                                                     -----------
                                                                       1,090,000
                                                                     -----------
 Telecommunication--Equipment (2.3%):
    10,000 Lucent Technologies, Inc. .............................     1,278,750
                                                                     -----------
 Utilities--Telephone (7.3%):
    15,000 Aliant Communications, Inc. ...........................       510,000
    19,000 Ameritech Corp. .......................................       939,313
    20,000 BellSouth Corp. .......................................     1,351,250
    27,200 SBC Communications, Inc. ..............................     1,186,600
                                                                     -----------
                                                                       3,987,163
                                                                     -----------
 Total Common Stocks                                                 52,007,206
                                                                     -----------
 INVESTMENT COMPANIES (4.9%):
   460,466 Federated Short Term U.S. Government Fund..............       460,466
 2,207,861 Provident Federal Fund.................................     2,207,861
                                                                     -----------
 Total Investment Companies                                            2,668,327
                                                                     -----------
 Total (Cost $41,487,436)(a)                                         $54,675,533
                                                                     ===========

----
Percentages indicated are based on net assets of $54,557,254.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized apprecia-
               tion....................  $13,591,855
               Unrealized deprecia-
               tion....................     (403,758)
                                         -----------
               Net unrealized apprecia-
               tion....................  $13,188,097
                                         ===========

(b) Represents non-income producing securities.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                       SMALL COMPANY GROWTH FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

                    SECURITY                MARKET
 SHARES           DESCRIPTION                VALUE
 ------ -------------------------------   -----------

 COMMON STOCKS (92.0%):
 Aerospace/Defense (0.5%):
  7,300 Aeroflex, Inc.(b).................$    96,725
 14,600 Kellstrom Industries, Inc.(b).....    367,738
                                          -----------
                                              464,463
                                          -----------
 Apparel (0.4%):
 18,200 Ashworth, Inc.(b).................    311,675
  2,100 Columbia Sportswear Co.(b)........     44,363
                                          -----------
                                              356,038
                                          -----------
 Beverages (0.3%):
  6,200 Beringer Wine Estates(b)..........    320,075
                                          -----------
 Building/Construction Products (0.3%):
 11,400 Advanced Lighting Technologies,
        Inc.(b)........................       294,975
                                          -----------
 Business Services (2.7%):
 13,100 AccuStaff, Inc.(b).............       451,950
 18,100 Devry, Inc.(b).................       618,794
 33,400 Robert Half International,
        Inc. ..........................     1,603,200
                                          -----------
                                            2,673,944
                                          -----------
 Collectibles (0.9%):
 25,900 Action Performance Cos.,
        Inc.(b)........................       911,356
                                          -----------
 Commercial Services (6.8%):
 21,050 Apollo Group, Inc.(b)..........     1,013,031
 30,400 Cambridge Technology Partners,
        Inc.(b)........................     1,506,700
 27,052 Concentra Managed Care,
        Inc.(b)........................       831,849
  9,400 Envoy Corp.(b).................       404,200
 15,400 First Consulting Group,
        Inc.(b)........................       317,625
 10,800 Hagler Bailly, Inc.(b).........       270,000
 22,700 Quintiles Transnational
        Corp.(b).......................     1,093,856
 25,900 Whittman-Hart, Inc.(b).........     1,171,975
                                          -----------
                                            6,609,236
                                          -----------
 Communications Equipment (5.9%):
 12,800 Abacus Direct Corp.(b).........       668,800
 11,600 Billing Concepts Corp.(b)......       300,875
  2,500 DSET Corp.(b)..................        46,719
  7,100 Geotel Communications
        Corp.(b).......................       196,138
 10,200 Inter-Tel, Inc. ...............       274,763
 17,800 International Telecommunication
        Data Systems, Inc.(b)..........       465,025
  1,400 Natural Microsystems Corp.(b)..        55,475
 14,850 NCO Group, Inc.(b).............       371,250

                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ ----------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Communications Equipment, continued:
 16,100 Nice-Systems Ltd.(b)......................................   $   740,600
 37,400 Prepaid Legal Services, Inc.(b)...........................     1,327,699
  6,300 Steiner Leisure Ltd.(b)...................................       320,119
 32,000 Superior Services, Inc.(b)................................       997,999
                                                                     -----------
                                                                       5,765,462
                                                                     -----------
 Computer Services (4.4%):
  7,200 Affiliated Computer Services, Inc.(b).....................       238,950
 24,000 Ciber, Inc.(b)............................................     1,678,499
 32,600 Complete Business Solutions, Inc.(b)......................     1,169,524
 11,400 Computer Management Sciences, Inc.(b).....................       315,638
  4,900 Cotelligent Group, Inc.(b)................................       145,163
 10,800 Mastech Corp.(b)..........................................       550,463
  4,700 SPR, Inc.(b)..............................................       155,100
                                                                     -----------
                                                                       4,253,337
                                                                     -----------
 Computer Software (18.4%):
 18,200 Aspect Development, Inc.(b)...............................       998,725
  7,100 Axent Technologies, Inc.(b)...............................       216,550
 39,600 CBT Group PLC ADR(b)......................................     2,049,299
  8,900 CCC Information Services Group, Inc.(b)...................       244,750
 22,400 Datastream Systems, Inc.(b)...............................       495,600
 10,000 Documentum, Inc.(b).......................................       541,250
  5,100 Edify Corp.(b)............................................       102,956
 17,250 Engineering Animation, Inc.(b)............................       715,875
  4,700 FlexiInternational Software, Inc.(b)......................        58,750
  4,900 Fundtech Ltd.(b)..........................................        88,200
  5,300 Genesys Telecomm Labs, Inc.(b)............................       201,400
 22,100 Hyperion Software Corp.(b)................................       977,925
 29,100 Industri-Matematik International Corp.(b).................       913,013
 10,800 Information Management Resources, Inc.(b).................       635,850
 11,100 INSpire Insurance Solutions, Inc.(b)......................       369,075
 24,400 JDA Software Group, Inc.(b)...............................     1,296,249
  8,200 Legato Systems, Inc.(b)...................................       486,875
 16,700 Manugistics Group, Inc.(b)................................       936,244
  9,300 Mecklermedia Corp.(b).....................................       224,363
  4,500 Memco Software Ltd.(b)....................................       140,625
 20,000 Mercury Interactive Corp.(b)..............................       730,000

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

SMALL COMPANY GROWTH FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ ----------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Computer Software, continued:
 15,000 Platinum Software Corp.(b)................................   $   348,750
 11,800 Sapient Corp.(b)..........................................       559,025
 45,400 Saville Systems Ireland PLC ADR(b)........................     2,326,749
  1,900 Smallworldwide PLC ADR(b).................................        37,050
  7,000 SS&C Technologies, Inc.(b)................................       118,125
  7,100 STB Systems, Inc.(b)......................................       142,000
  4,500 Transition Systems, Inc.(b)...............................        91,688
 20,100 VERITAS Software Corp.(b).................................     1,188,413
 13,600 Visio Corp.(b)............................................       584,800
  4,700 Walker Interactive Systems, Inc.(b).......................        91,944
                                                                     -----------
                                                                      17,912,118
                                                                     -----------
 Computers (0.7%):
 10,600 Henry (Jack) & Associates, Inc. ..........................       381,600
  2,400 ISS Group, Inc.(b)........................................        93,300
  2,900 Micros Systems, Inc.(b)...................................       174,363
  4,700 MTI Technology Corp.(b)...................................        81,075
                                                                     -----------
                                                                         730,338
                                                                     -----------
 Distribution Services (1.0%):
 42,000 Keystone Automotive Industries, Inc.(b)...................     1,002,750
                                                                     -----------
 Educational Services (2.0%):
  9,300 Advantage Learning Systems, Inc.(b).......................       319,688
  4,500 Bright Horizons, Inc.(b)..................................       114,750
 18,100 Strayer Education, Inc.(b)................................       601,825
 19,800 Sylvan Learning Systems, Inc.(b)..........................       933,075
                                                                     -----------
                                                                       1,969,338
                                                                     -----------
 Electronic Components (1.9%):
  6,700 Aavid Thermal Technologies, Inc.(b).......................       206,863
  6,450 Burr-Brown Corp.(b).......................................       161,250
  8,600 Cable Design Technologies(b)..............................       259,075
  5,200 QLogic Corp.(b)...........................................       184,600
  7,300 SIPEX Corp.(b)............................................       240,900
 17,600 Vitesse Semiconductor Corp.(b)............................       829,950
                                                                     -----------
                                                                       1,882,638
                                                                     -----------
 Entertainment (2.8%):
 24,500 Cinar Films, Inc.(b)......................................     1,044,312
  8,200 Dover Downs Entertainment, Inc. ..........................       241,900

                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ ----------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Entertainment, continued:
 29,000 Speedway Motorsports, Inc.(b).............................   $   777,563
 25,300 Vistana, Inc.(b)..........................................       670,450
                                                                     -----------
                                                                       2,734,225
                                                                     -----------
 Environmental Services (1.7%):
 28,200 American Disposal Services, Inc.(b).......................     1,064,550
 25,300 Eastern Environmental Services, Inc.(b)...................       641,988
                                                                     -----------
                                                                       1,706,538
                                                                     -----------
 Food & Related (0.7%):
 17,000 American Italian Pasta Co.(b).............................       614,125
  4,200 Gardenburger, Inc.(b).....................................        57,225
                                                                     -----------
                                                                         671,350
                                                                     -----------
 Health Care--Hospitals (1.5%):
 31,700 National Surgery Centers, Inc.(b).........................       810,331
 11,900 Province Healthcare Co.(b)................................       312,375
  9,600 Res-Care, Inc.(b).........................................       357,600
                                                                     -----------
                                                                       1,480,306
                                                                     -----------
 Homebuilders--Mobile Homes (1.4%):
 37,000 Oakwood Homes Corp. ......................................     1,355,125
                                                                     -----------
 Hotels & Motels (1.0%):
 28,200 CapStar Hotel Co.(b)......................................       978,188
                                                                     -----------
 Household Products/Wares (0.9%):
  5,400 Central Garden & Pet Co.(b)...............................       210,938
 19,600 Fossil, Inc.(b)...........................................       634,550
                                                                     -----------
                                                                         845,488
                                                                     -----------
 Insurance (0.7%):
 12,200 Vesta Insurance Group, Inc. ..............................       654,225
                                                                     -----------
 Leisure Time Industries (0.8%):
 12,700 Family Golf Centers, Inc. ................................       514,350
 10,200 North Face, Inc.(b).......................................       247,350
                                                                     -----------
                                                                         761,700
                                                                     -----------
 Medical--Biotechnology (2.2%):
 24,800 Incyte Pharmaceuticals, Inc.(b)...........................     1,159,400
  7,100 QIAGEN N.V.(b)............................................       473,925
 18,400 Serologicals Corp.(b).....................................       519,800
                                                                     -----------
                                                                       2,153,125
                                                                     -----------

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                       SMALL COMPANY GROWTH FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ ----------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Medical--Hospital Management & Services (1.7%):
 33,000 American Oncology Resources, Inc.(b)......................   $   503,250
 38,300 Orthodontic Centers of America, Inc.(b)...................       830,631
  8,000 Renal Care Group, Inc.(b).................................       304,000
                                                                     -----------
                                                                       1,637,881
                                                                     -----------
 Medical Equipment & Suplies (0.8%):
  9,600 ATL Ultrasound, Inc.(b)...................................       488,400
 17,500 Hanger Orthopedic Group, Inc.(b)..........................       294,219
                                                                     -----------
                                                                         782,619
                                                                     -----------
 Medical Information Systems (1.1%):
 17,900 IDX Systems Corp.(b)......................................       778,650
 11,800 Medical Manager Corp.(b)..................................       342,200
                                                                     -----------
                                                                       1,120,850
                                                                     -----------
 Medical Instruments (3.4%):
  9,500 Impath, Inc.(b)...........................................       363,375
 10,750 Patterson Dental Co.(b)...................................       333,250
 20,200 Sabratek Corp.(b).........................................       706,999
 22,700 Safeskin Corp.(b).........................................     1,676,962
  8,300 Ventana Medical Systems, Inc.(b)..........................       220,988
                                                                     -----------
                                                                       3,301,574
                                                                     -----------
 Office Equipment & Services (0.8%):
 14,400 Applied Graphics Technologies, Inc. ......................       693,000
  4,800 CompX International, Inc.(b)..............................       112,200
                                                                     -----------
                                                                         805,200
                                                                     -----------
 Petroleum (4.4%):
 20,500 Atwood Oceanics, Inc.(b)..................................     1,108,281
 51,800 Core Laboratories N.V.(b).................................     1,262,624
 28,400 Global Industries Ltd.(b).................................       578,650
 22,200 Marine Drilling Cos., Inc.(b).............................       480,075
 14,000 Petroleum Geo-Services ASA(b).............................       831,250
                                                                     -----------
                                                                       4,260,880
                                                                     -----------
 Pharmaceuticals (2.4%):
  6,900 Rexall Sundown, Inc.(b)...................................       235,031
 15,000 Shire Pharmaceuticals(b)..................................       321,563
 28,100 Theragenics Corp.(b)......................................     1,789,619
                                                                     -----------
                                                                       2,346,213
                                                                     -----------
 Professional Sports (0.0%):
  2,400 Championship Auto Racing Teams, Inc.(b)...................        44,400
                                                                     -----------

                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ ----------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Restaurants (3.1%):
  9,000 Cheesecake Factory (The)(b)...............................   $   299,813
 30,940 CKE Restaurants, Inc. ....................................     1,137,045
 40,325 Papa John's International, Inc.(b)........................     1,547,471
                                                                     -----------
                                                                       2,984,329
                                                                     -----------
 Retail--Apparel (2.1%):
  4,900 American Eagle Outfitters, Inc.(b)........................       215,600
 17,500 dELiA*s, Inc.(b)..........................................       420,000
  7,000 Hot Topic, Inc.(b)........................................       196,000
 22,550 Pacific Sunwear of California(b)..........................       935,825
  8,400 Wet Seal, Inc. ...........................................       317,625
                                                                     -----------
                                                                       2,085,050
                                                                     -----------
 Retail--Food Stores (2.2%):
 20,200 Whole Foods Market, Inc.(b)...............................     1,408,950
 20,700 Wild Oats Markets, Inc.(b)................................       737,438
                                                                     -----------
                                                                       2,146,388
                                                                     -----------
 Retail--Speciality Stores (2.1%):
 15,600 Hancock Fabrics, Inc. ....................................       242,775
 33,700 Linens 'N Things, Inc.(b).................................     1,851,394
                                                                     -----------
                                                                       2,094,169
                                                                     -----------
 Retirement/Aged Care (1.6%):
  8,100 Brookdale Living Communities, Inc.(b).....................       204,525
  8,900 Carematrix Corp.(b).......................................       273,675
 23,700 Sunrise Assisted Living, Inc.(b)..........................     1,060,575
                                                                     -----------
                                                                       1,538,775
                                                                     -----------
 Telecommunications (2.4%):
 17,600 IDT Corp.(b)..............................................       660,000
 15,900 Tekelec(b)................................................       721,463
 40,600 Tel-Save Holdings, Inc.(b)................................       923,650
                                                                     -----------
                                                                       2,305,113
                                                                     -----------
 Transportation Services (0.4%):
  8,700 Coach USA, Inc.(b)........................................       378,450
                                                                     -----------
 Utilities--Telephone (3.6%):
 24,000 Pacific Gateway Exchange, Inc.(b).........................     1,374,000
 19,400 SmarTalk Teleservices, Inc.(b)............................       619,588
 27,000 Star Telecommunications, Inc.(b)..........................     1,501,874
                                                                     -----------
                                                                       3,495,462
                                                                     -----------
 Total Common Stocks                                                 89,813,691
                                                                     -----------

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

SMALL COMPANY GROWTH FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 MARCH 31, 1998
                                  (UNAUDITED)

 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------

 PASS-THROUGHS MORTGAGE SECURITIES (6.6%):
 Federal Home Loan Mortgage Corp.: (6.6%):
 6,399,000 0.00%*, 4/1/98.........................................   $ 6,399,000
                                                                     -----------
 Total Pass-throughs Mortgage Securities                               6,399,000
                                                                     -----------
 Total (Cost $73,358,229)(a)                                         $96,212,691
                                                                     ===========

----
Percentages indicated are based on net assets of $97,523,649.
 * Represents Discount Note.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized apprecia-
               tion....................  $23,653,320
               Unrealized deprecia-
               tion....................     (798,858)
                                         -----------
               Net unrealized apprecia-
               tion....................  $22,854,462
                                         ===========

(b) Represents non-income producing securities.
ADR--American Depository Receipt.
PLC--Private Limited Company.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                       INTERNATIONAL EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                   SECURITY                            MARKET
  SHARES                         DESCRIPTION                            VALUE
  ------   -------------------------------------------------------   -----------

 COMMON STOCKS (93.0%):
 AUSTRALIA (1.2%):
 Banks (0.3%):
    50,000 Australia & New Zeland Banking Group Ltd...............   $   334,893
                                                                     -----------
 Broadcasting (0.4%):
    42,000 News Corp. ............................................       277,690
                                                                     -----------
 Communication Equipment (0.3%):
    78,000 Telstra Corp. Ltd.--Installment Recapture..............       201,215
                                                                     -----------
 Metals--Diversified (0.2%):
   215,000 M.I.M. Holdings........................................       125,469
                                                                     -----------
                                                                         939,267
                                                                     -----------
 BRAZIL (2.5%):
 Banks (1.2%):
    24,324 Unibanco--GDR..........................................       881,745
                                                                     -----------
 Telecommunications (0.8%):
 5,900,000 Telebras...............................................       612,236
                                                                     -----------
 Utilities--Electric (0.5%):
    28,000 Copel..................................................       407,750
                                                                     -----------
                                                                       1,901,731
                                                                     -----------
 CHILE (0.5%):
 Metals--Diversified (0.5%):
    26,300 Cristalerias de Chile--ADR.............................       361,625
                                                                     -----------
 FINLAND (0.9%):
 Diversified Products (0.9%):
    38,500 Asko Oy-A..............................................       705,861
                                                                     -----------
 FRANCE (10.1%):
 Banks (2.4%):
     5,000 Dexia France...........................................       669,821
     6,000 Societe Generale.......................................     1,200,835
                                                                     -----------
                                                                       1,870,656
                                                                     -----------
 Communication Equipment (1.0%):
    15,000 France Telecom SA......................................       791,195
                                                                     -----------
 Consumer Goods & Services (0.6%):
     8,000 Guy Degrenne SA........................................       423,520
                                                                     -----------
 Diversified Products (0.9%):
     4,000 Compagnie Generale des Eaux............................       649,484
                                                                     -----------
 Electronic Components (0.2%):
     2,250 SGS-Thompson Microelectronics NV(b)....................       176,821
                                                                     -----------

                                  SECURITY                             MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------  ---------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 FRANCE, CONTINUED:
 Household--General Products (0.8%):
  24,000 Moulinex.................................................   $   596,544
                                                                     -----------
 Insurance--Multiline (1.1%):
   8,000 Axa--AUP.................................................       823,799
                                                                     -----------
 Petroleum (1.0%):
   6,000 Total SA-B...............................................       720,501
                                                                     -----------
 Retail--General Merchandise (1.3%):
   1,250 Pinault-Printemps-Redoute SA.............................       966,398
                                                                     -----------
 Tire & Rubber Products (0.8%):
  10,000 Michelin.................................................       597,028
                                                                     -----------
                                                                       7,615,946
                                                                     -----------
 GERMANY (6.9%):
 Automobiles & Trucks (1.4%):
   2,000 MAN AG...................................................       665,644
     500 Volkswagen AG............................................       391,492
                                                                     -----------
                                                                       1,057,136
                                                                     -----------
 Banks (1.7%):
  25,000 Commerzbank AG...........................................       905,730
   5,000 Deutsche Bank AG.........................................       374,864
                                                                     -----------
                                                                       1,280,594
                                                                     -----------
 Diversified Products (1.0%):
  10,500 VEBA AG..................................................       748,606
                                                                     -----------
 Machine Diversified (0.8%):
  15,000 Boewe Systec AG..........................................       628,604
                                                                     -----------
 Machinery & Equipment (2.0%):
     800 GEA AG...................................................       329,199
   1,630 Mannesmann AG............................................     1,179,309
                                                                     -----------
                                                                       1,508,508
                                                                     -----------
                                                                       5,223,448
                                                                     -----------
 GREAT BRITAIN (25.3%):
 Aerospace/Defense (0.7%):
  15,000 British Aerospace PLC....................................       493,589
                                                                     -----------
 Auto Parts (0.7%):
 150,000 Mayflower Corp. PLC......................................       536,291
                                                                     -----------
 Banks (5.2%):
  30,000 Abbey National PLC.......................................       577,738
  25,000 Barclays PLC.............................................       748,128

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

INTERNATIONAL EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                  SECURITY                             MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------  ---------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 GREAT BRITAIN, CONTINUED:
 Banks, continued:
  32,000 HSBC Holdings PLC........................................   $ 1,033,698
  95,000 Lloyds TSB Group PLC.....................................     1,482,691
                                                                     -----------
                                                                       3,842,255
                                                                     -----------
 Communication Equipment (1.5%):
  70,000 British Telecommunications PLC...........................       760,771
 215,000 IMS Group PLC............................................       383,442
                                                                     -----------
                                                                       1,144,213
                                                                     -----------
 Construction Materials (0.4%):
 120,000 Bryant Group PLC.........................................       284,347
                                                                     -----------
 Consumer Goods & Services (0.8%):
  63,000 Unilever PLC.............................................       592,382
                                                                     -----------
 Diversified Products (1.5%):
  40,000 BBA Group PLC............................................       298,079
  40,000 General Electric Co. PLC.................................       317,170
  30,000 Granada Group PLC........................................       539,305
                                                                     -----------
                                                                       1,154,554
                                                                     -----------
 Food & Related (2.4%):
 180,000 Asda Group PLC...........................................       604,364
  35,000 Cadbury Schweppes PLC....................................       477,680
  63,072 Diageo PLC...............................................       740,399
                                                                     -----------
                                                                       1,822,443
                                                                     -----------
 Hotel Management & Related Services (0.4%):
 115,000 Jarvis Hotels PLC........................................       325,459
                                                                     -----------
 Household--General Products (0.1%):
 215,000 Limelight Group PLC(b)...................................       100,811
                                                                     -----------
 Insurance--Life (2.1%):
  45,000 Norwich Union PLC........................................       349,468
  43,000 Prudential Corp. PLC.....................................       630,790
  45,000 Royal & Sun Alliance Insurance Group.....................       570,076
                                                                     -----------
                                                                       1,550,334
                                                                     -----------
 Petroleum (1.3%):
  67,407 British Petroleum Co. PLC................................       967,945
                                                                     -----------
 Pharmaceuticals (3.0%):
  48,000 Glaxo Wellcome PLC.......................................     1,274,840
  80,000 SmithKline Beecham PLC...................................     1,002,082
                                                                     -----------
                                                                       2,276,922
                                                                     -----------

                                  SECURITY                             MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------  ---------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 GREAT BRITAIN, CONTINUED:
 Real Estate (0.8%):
  33,000 Land Securities PLC......................................   $   589,644
                                                                     -----------
 Restaurants (0.8%):
  33,000 Whitbread PLC............................................       613,407
                                                                     -----------
 Retail--General Merchandise (1.1%):
  28,000 Boots Co. PLC............................................       441,224
  22,000 Kingfisher PLC...........................................       412,253
                                                                     -----------
                                                                         853,477
                                                                     -----------
 Transportation (0.5%):
 115,000 NFC PLC..................................................       347,605
                                                                     -----------
 Utilities--Electric (0.6%):
  78,250 National Grid Group PLC..................................       459,287
                                                                     -----------
 Utilities--Gas (0.7%):
 105,000 BG PLC...................................................       543,324
                                                                     -----------
 Utilities--Water (0.7%):
  57,500 Yorkshire Water PLC......................................       504,076
                                                                     -----------
                                                                      19,002,365
                                                                     -----------
 HONG KONG (0.6%):
 Machinery & Equipment (0.6%):
 640,000 First Tractor Co. .......................................       437,787
                                                                     -----------
 INDIA (0.5%):
 Banks (0.5%):
  20,000 State Bank of India GDR..................................       343,750
                                                                     -----------
 INDIONESIA (0.1%):
 Retail--General Merchandise (0.1%):
  70,000 PT Ramayana Lestari Sentosa..............................        44,308
                                                                     -----------
 ITALY (5.7%):
 Building & Construction (0.7%):
  50,000 Unicem SpA...............................................       565,043
                                                                     -----------
 Insurance--Multiline (1.6%):
 370,000 Instituto Naztionale Delle Assicurazioni.................     1,199,591
                                                                     -----------
 Petroleum (1.4%):
 150,000 ENI SpA..................................................     1,022,014
                                                                     -----------
 Telecommunications (2.0%):
  50,000 Telecom Italia Mobile SpA................................       268,670
 155,000 Telecom Italia SpA.......................................     1,221,466
                                                                     -----------
                                                                       1,490,136
                                                                     -----------
                                                                       4,276,784
                                                                     -----------

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                       INTERNATIONAL EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                 SECURITY                              MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ ----------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 JAPAN (12.1%):
 Automobiles & Trucks (0.7%):
 57,000 Suzuki Motor Corp. .......................................   $   534,304
                                                                     -----------
 Banks (1.4%):
 74,000 Eighteenth Bank...........................................       427,293
 30,000 Sanwa Bank Ltd. ..........................................       267,714
 47,000 Sumitomo Trust & Banking..................................       303,462
                                                                     -----------
                                                                         998,469
                                                                     -----------
 Chemicals--Petroleum & Inorganic (0.5%):
 20,000 Shin-Etsu Chemical Co. Ltd. ..............................       395,947
                                                                     -----------
 Communication Equipment (0.3%):
 85,000 C-Cube Corp. .............................................       254,329
                                                                     -----------
 Cosmetics & Toiletries (0.5%):
 34,000 Shiseido Co., Ltd. .......................................       390,098
                                                                     -----------
 Data Processing (0.5%):
 40,000 Ricoh Co. Ltd. ...........................................       401,947
                                                                     -----------
 Electrical Equipment (1.3%):
 21,000 Hitachi Cable, Ltd. ......................................       122,834
 25,000 Matsushita Electric Industrial Co., Ltd. .................       401,197
  5,000 Sony Corp. ...............................................       423,693
                                                                     -----------
                                                                         947,724
                                                                     -----------
 Electronic Components (1.3%):
 79,000 Hitachi, Ltd. ............................................       574,649
  7,000 Mabuchi Motor Co., Ltd. ..................................       388,448
                                                                     -----------
                                                                         963,097
                                                                     -----------
 Insurance--Property & Casualty (0.7%):
 80,000 Sumitomo Marine & Fire....................................       494,334
                                                                     -----------
 Machinery & Equipment (0.5%):
 22,000 Komori Corp. .............................................       349,753
                                                                     -----------
 Metals--Diversified (0.2%):
 40,000 Tsubaki Nakashima Co. Ltd. ...............................       182,676
                                                                     -----------
 Pharmaceuticals (0.3%):
 19,000 Eisai Co. Ltd. ...........................................       260,740
                                                                     -----------
 Photographic Equipment (0.8%):
 17,000 Fuji Photo Film...........................................       632,316
                                                                     -----------
 Real Estate (0.6%):
 44,000 Mitsui Fudosan............................................       419,044
                                                                     -----------

                                  SECURITY                             MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------  ---------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 JAPAN, CONTINUED:
 Retail--Food Stores (0.8%):
  11,000 ITO-Yokado Co. Ltd. .....................................   $   595,571
                                                                     -----------
 Telecommunications (0.5%):
      45 NTT Corp. ...............................................       374,575
                                                                     -----------
 Textiles (0.5%):
  39,000 Kuraray Co. Ltd. ........................................       342,179
                                                                     -----------
 Tire & Rubber Products (0.6%):
  20,000 Bridgestone Corp. .......................................       452,940
                                                                     -----------
 Toys/Games/Hobbies (0.1%):
   1,300 Nintendo Company Ltd. ...................................       112,110
                                                                     -----------
                                                                       9,102,153
                                                                     -----------
 MALAYSIA (1.2%):
 Banks (0.4%):
  87,000 Malayan Banking Berhad...................................       334,623
                                                                     -----------
 Leisure & Recreation (0.5%):
  98,000 Genting Berhad...........................................       336,547
                                                                     -----------
 Utilities--Electric (0.3%):
 103,000 Tenaga Nasional Berhad...................................       260,336
                                                                     -----------
                                                                         931,506
                                                                     -----------
 MEXICO (2.0%):
 Building & Construction (1.0%):
 170,000 Cemex....................................................       770,387
                                                                     -----------
 Telecommunications (1.0%):
  13,200 Telmex ADR...............................................       744,150
                                                                     -----------
                                                                       1,514,537
                                                                     -----------
 NETHERLANDS (5.7%):
 Banks (1.8%):
  25,000 ING Grouep N.V...........................................     1,418,686
                                                                     -----------
 Business Services (0.4%):
  10,800 Vedior N.V.-CVA..........................................       271,985
                                                                     -----------
 Electronic Components (0.9%):
   9,000 Philips Electronics......................................       660,534
                                                                     -----------
 Publishing (1.6%):
  35,000 VNU-Verenigde Nederalndse Uitgeversbedrijven.............     1,197,069
                                                                     -----------
 Retail--General Merchandise (1.0%):
  12,000 Vendex International N.V. ...............................       759,830
                                                                     -----------
                                                                       4,308,104
                                                                     -----------

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

INTERNATIONAL EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                  SECURITY                             MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------  ---------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 NORWAY (0.5%):
 Petroleum (0.5%):
   7,050 Petroleum Geo-Services(b)................................   $   411,495
                                                                     -----------
 PERU (0.7%):
 Telecommunications (0.7%):
  26,200 Telefonica del Peru ADR..................................       564,938
                                                                     -----------
 PHILIPPINES (0.4%):
 Multi-Media (0.1%):
  25,000 Benpres Holdings Corp.--GDR..............................        75,000
                                                                     -----------
 Telecommunications (0.3%):
  61,000 Manila Electric Co.-B....................................       199,584
                                                                     -----------
                                                                         274,584
                                                                     -----------
 POLAND (0.3%):
 Banks (0.3%):
  13,334 Bank Handlowy............................................       214,321
                                                                     -----------
 SINGAPORE (2.5%):
 Banks (0.9%):
  55,000 Development Bank of Singapore (Foreign)..................       401,870
  52,000 United Overseas Bank (Foreign)...........................       288,182
                                                                     -----------
                                                                         690,052
                                                                     -----------
 Electrical Equipment (0.7%):
 153,000 GP Batteries International...............................       502,120
                                                                     -----------
 Publishing (0.8%):
  49,764 Singapore Press Holdings.................................       570,069
                                                                     -----------
 Real Estate (0.1%):
  58,000 DBS Land.................................................        98,046
                                                                     -----------
                                                                       1,860,287
                                                                     -----------
 SOUTH AFRICA (1.2%):
 Building & Construction (0.6%):
 280,000 Murray & Roberts Holdings, Ltd. .........................       466,771
                                                                     -----------
 Chemicals (0.6%):
 115,000 Aeci Ltd. ...............................................       429,064
                                                                     -----------
                                                                         895,835
                                                                     -----------
 SPAIN (3.8%):
 Apparel (0.6%):
  13,000 Adolfo Dominguez SA......................................       441,309
                                                                     -----------

                                   SECURITY                            MARKET
   SHARES                         DESCRIPTION                           VALUE
   ------   ------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 SPAIN, CONTINUED:
 Banks (1.4%):
      3,250 Argentaria............................................   $   269,091
     16,000 Banco Santander SA....................................       796,890
                                                                     -----------
                                                                       1,065,981
                                                                     -----------
 Communication Equipment (1.8%):
     30,200 Telefonica de Espana..................................     1,331,020
                                                                     -----------
                                                                       2,838,310
                                                                     -----------
 SWEDEN (1.5%):
 Banks (0.9%):
     20,000 Foreningssparbanken A.................................       659,222
                                                                     -----------
 Medical Equipment & Supplies (0.6%):
     25,000 Getinge Industrier AB-B Shares........................       480,032
                                                                     -----------
                                                                       1,139,254
                                                                     -----------
 SWITZERLAND (6.8%):
 Banks (1.7%):
      3,000 Credit Suisse Group-Registered........................       600,203
      2,000 Union Bank of Switzerland.............................       652,681
                                                                     -----------
                                                                       1,252,884
                                                                     -----------
 Food & Related (1.5%):
        600 Nestle SA-Registered..................................     1,146,487
                                                                     -----------
 Medical--Biotechnology (0.3%):
      1,000 Sulzer Medica-Registered..............................       249,921
                                                                     -----------
 Pharmaceuticals (3.3%):
        750 Novartis AG...........................................     1,327,335
        105 Roche Holding AG-Genusss..............................     1,136,451
                                                                     -----------
                                                                       2,463,786
                                                                     -----------
                                                                       5,113,078
                                                                     -----------
 Total Common Stocks                                                  70,021,274
                                                                     -----------
 PREFERRED STOCKS (1.3%):
 BRAZIL (0.3%):
 Utilities--Electric (0.3%):
 16,500,000 Copel ADR.............................................       237,550
                                                                     -----------
 GERMANY (1.0%):
 Machinery & Equipment (0.4%):
        800 GEA AG................................................       294,159
                                                                     -----------
 Medical--Biotechnology (0.6%):
     14,000 Biotest AG............................................       461,787
                                                                     -----------
                                                                         755,946
                                                                     -----------
 Total Preferred Stocks                                                  993,496
                                                                     -----------

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                       INTERNATIONAL EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 MARCH 31, 1998
                                  (UNAUDITED)

  SHARES
    OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------

 WARRANTS AND RIGHTS (0.0%):
 FRANCE (0.0%):
 Diversified Products (0.0%):
   4,000   Generale des Eaux......................................   $     4,487
                                                                     -----------
 GERMANY (0.0%):
 Automobiles & Trucks (0.0%):
     500   Volkswagen.............................................         9,084
                                                                     -----------
 SINGAPORE (0.0%):
 Banks (0.0%):
  10,000   Development Bank of Singapore (Foreign)................        20,434
                                                                     -----------
 Total Warrants and Rights                                                34,005
                                                                     -----------

  SHARES
    OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------

 CASH SWEEP (6.3%):
 4,767,191 Bank of New York, Brussels Cash Account................   $ 4,767,191
                                                                     -----------
 Total Cash Sweep                                                      4,767,191
                                                                     -----------
 Total (Cost $66,603,958)(a)                                         $75,815,966
                                                                     ===========

----
Percentages indicated are based on net assets of $75,385,758.
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

               Unrealized apprecia-
               tion....................  $12,716,290
               Unrealized deprecia-
               tion....................   (3,504,282)
                                         -----------
               Net unrealized apprecia-
               tion....................  $ 9,212,008
                                         ===========

(b) Represents non-income producing securities.
ADR - American Depository Receipt
AG - Aktiengesellschaft (West German Stock Co.)
GDR - Global Depository Receipt
PLC - Public Limited Company
SA - Societe Anonyme (French Corp.)
SpA - Societa per Azioni (Italian Corp.)
At March 31, 1998, the International Equity Fund's open forward foreign currency exchange contracts were as follows:

                                                                        UNREALIZED
                         DELIVERY CONTRACT CONTRACT CONTRACT  MARKET  APPRECIATION/
CURRENCY                   DATE   PRICE **  AMOUNT   VALUE    VALUE   (DEPRECIATION)
--------                 -------- -------- -------- -------- -------- --------------
Short Contracts
 U.S. Dollar............  4/1/98  1.000000  65,703  $ 65,703 $ 65,703    $     0
 U.S. Dollar............  4/1/98  1.000000 177,140   177,140  177,140          0
 U.S. Dollar............  4/2/98  1.000000 170,012   170,012  170,012          0
 U.S. Dollar............  4/2/98  1.000000 308,481   308,481  308,481          0
                                                    -------- --------    -------
Total Short Contracts.............................. $721,336 $721,336    $     0
                                                    ======== ========    =======
Long Contracts
 British Sterling
 Pound..................  4/1/98  0.592066  38,900  $ 65,703 $ 65,143    $  (560)
 British Sterling
 Pound..................  4/1/98  0.592066 104,879   177,140  175,630      (1510)
 British Sterling
 Pound..................  4/2/98  0.593472 100,597   170,012  168,963     (1,049)
 British Sterling
 Pound..................  4/2/98  0.593472 183,075   308,481  306,577     (1,904)
                                                    -------- --------    -------
Total Long Contracts............................... $721,336 $716,313    $(5,023)
                                                    ======== ========    =======

** Contract price is in local currency

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

CAPITAL MANAGER CONSERVATIVE GROWTH FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

  SHARES
    OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 INVESTMENT COMPANIES (100.4%):
   402,067 BB&T Balanced Fund.....................................   $ 5,874,194
   112,506 BB&T Growth & Income Stock Fund........................     2,371,620
   439,133 BB&T Intermediate Bond Fund............................     4,400,114
   123,755 BB&T International Equity Fund.........................     1,477,636
    96,674 BB&T Large Company Growth Fund.........................     1,026,678
   560,182 BB&T Short-Intermediate Bond Fund......................     5,495,388
    54,192 BB&T Small Company Growth Fund.........................     1,238,833
 1,207,627 BB&T U.S. Treasury Money Market Fund...................     1,207,626
                                                                     -----------
   Total Investment Companies......................................   23,092,089
                                                                     -----------
   Total (Cost $22,441,634)(a).....................................  $23,092,089
                                                                     ===========

----
Percentages indicated are based on net assets of $23,000,151.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation.... $681,394
               Unrealized depreciation....  (30,939)
                                           --------
               Net unrealized apprecia-
               tion....................... $650,455
                                           ========

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                     CAPITAL MANAGER GROWTH FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

  SHARES
    OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 INVESTMENT COMPANIES (100.1%):
    79,285 BB&T Balanced Fund.....................................   $ 1,158,348
   403,999 BB&T Growth & Income Stock Fund........................     8,516,296
   281,485 BB&T Intermediate Bond Fund............................     2,820,484
   244,035 BB&T International Equity Fund.........................     2,913,783
   347,135 BB&T Large Company Growth Fund.........................     3,686,577
   110,462 BB&T Short-Intermediate Bond Fund......................     1,083,630
    96,178 BB&T Small Company Growth Fund.........................     2,198,635
 1,148,863 BB&T U.S. Treasury Money Market Fund...................     1,148,863
                                                                     -----------
   Total Investment Companies......................................   23,526,616
                                                                     -----------
   Total (Cost $22,711,973)(a).....................................  $23,526,616
                                                                     ===========

----
Percentages indicated are based on net assets of $23,496,694.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation.... $868,566
               Unrealized depreciation....  (53,923)
                                           --------
               Net unrealized apprecia-
               tion....................... $814,643
                                           ========

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

CAPITAL MANAGER MODERATE GROWTH FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

  SHARES
    OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 INVESTMENT COMPANIES (100.2%):
   239,385 BB&T Balanced Fund.....................................   $ 3,497,412
   271,074 BB&T Growth & Income Stock Fund........................     5,714,230
   305,032 BB&T Intermediate Bond Fund............................     3,056,425
   204,670 BB&T International Equity Fund.........................     2,443,765
   232,925 BB&T Large Company Growth Fund.........................     2,473,669
   333,517 BB&T Short-Intermediate Bond Fund......................     3,271,802
    75,284 BB&T Small Company Growth Fund.........................     1,720,993
 1,160,960 BB&T U.S. Treasury Money Market Fund...................     1,160,960
                                                                     -----------
   Total Investment Companies......................................   23,339,256
                                                                     -----------
   Total (Cost $22,581,856)(a).....................................  $23,339,256
                                                                     ===========

----
Percentages indicated are based on net assets of $23,283,136.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation.... $799,835
               Unrealized depreciation....  (42,435)
                                           --------
               Net unrealized apprecia-
               tion....................... $757,400
                                           ========

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

1. ORGANIZATION:

  The BB&T Mutual Funds Group ("The Group") commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust.

  The Group is authorized to issue an unlimited number of shares without par value. The Group offers shares of the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Short-Intermediate U.S. Government Income Fund, the Intermediate U.S. Government Bond Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Growth and Income Stock Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, and the Capital Manager Growth Fund, (referred to individually as a "Fund"). The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, and the Capital Manager Growth Fund are referred to as the "Funds of Funds." The Group offers three classes of shares: Class A Shares, Class B Shares, and Trust Shares. Class A Shares are offered with a front-end sales charge on the Short-Intermediate U.S. Government Income Fund, the Intermediate U.S. Government Bond Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Growth and Income Stock Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, and the Capital Manager Growth Fund (collectively, "the variable net asset value funds"). Class B Shares are offered subject to a contingent deferred sales charge which varies based on the length of time Class B Shares are held in accordance with the Prospectus. Each class of shares has identical rights and privileges except with respect to the distribution fees borne by the Class A Shares and Class B Shares, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. Sales of shares of the Group may be made to customers of Branch Banking & Trust Company (BB&T) and its affiliates, to all accounts of correspondent banks of BB&T and to the general public. BB&T serves as investment adviser to the Group.

  The Prime Money Market Fund and the U.S. Treasury Money Market Fund (the "money market funds") seek current income with liquidity and stability of principal. The Short-Intermediate U.S. Government Income Fund and the Intermediate U.S. Government Bond Fund seek current income consistent with preservation of capital guaranteed by the U.S. Government. The North Carolina Intermediate Tax-Free Fund and the South Carolina Intermediate Tax-Free Fund seek to produce a high level of current interest income that is exempt from both federal and state income tax. The Growth and Income Stock Fund seeks capital growth, current income or both. The Balanced Fund seeks long-term capital growth and current income. The Large Company Growth Fund and the Small Company Growth Fund seek long-term capital appreciation through investments primarily in equity securities of growth companies. The International Equity Fund seeks long-term capital appreciation through investments primarily in equity securities of foreign issuers. The Capital Manager Conservative Growth Fund seeks capital appreciation and income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities. The Capital Manager Moderate Growth Fund seeks capital appreciation, and secondarily, income by investing primarily in a group of

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                 MARCH 31, 1998
                                  (UNAUDITED)

  diversified BB&T mutual funds which invest primarily in equity and fixed income securities. The Capital Manager Growth Fund seeks capital appreciation by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity securities.

2. SIGNIFICANT ACCOUNTING POLICIES:

  The following is a summary of significant accounting policies followed by the Group in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITIES VALUATION:

  Investments of the money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

  Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities of the variable net asset value funds are valued at their market values determined on the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. The variable net asset value funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect market values which, may be established through the use of electronic, and matrix techniques. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and market values of investments are reflected as unrealized appreciation or depreciation.

  FOREIGN CURRENCY TRANSLATION:

  The market value of investment securities, other assets and liabilities of the International Equity Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

  The International Equity Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held.

  Reported net realized foreign exchange gains or losses arise from sales and maturities of foreign securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates on securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                 MARCH 31, 1998
                                  (UNAUDITED)

  from changes in the value of assets and liabilities, including investments in securities, resulting from changes in exchange rates.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

  The International Equity Fund may enter into forward foreign currency exchange contracts. The purpose of these contracts is to hedge against fluctuation in the value of the underlying currency of certain portfolio investments. A forward foreign currency exchange contract is an agreement to purchase or sell a specified currency at a specified price on a future date. Risks associated with the contract include changes in the value of the foreign currency relative to the U.S. dollar and/or the counterparty's potential inability to perform under the contract.

  The forward foreign currency exchange contracts are valued daily using the current exchange rate of the underlying currency with any fluctuations recorded as unrealized gains or losses. Realized gains or losses are recognized when entering a closing or offsetting forward foreign currency contract with the same settlement date and broker.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES:

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

  Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available in the International Equity Fund and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

  SECURITIES TRANSACTIONS AND RELATED INCOME:

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization/accretion of premium or original issue discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  WHEN-ISSUED AND FORWARD COMMITMENTS:

  The Funds may purchase securities on a "when-issued" basis and may also purchase or sell securities on a forward commitment. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. The

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                 MARCH 31, 1998
                                  (UNAUDITED)

  value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the funds agree to purchase the securities. The Funds do not accrue interest or dividends on "when-issued" securities until the underlying securities are received. While the Funds purchased securities on a "when-issued" basis during the year, the Funds held no such securities as of March 31, 1998.

  REPURCHASE AGREEMENTS:

  Each Fund may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T deems creditworthy under guidelines approved by the Board of Trustees, subject to the sellers agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

  DIVIDENDS TO SHAREHOLDERS:

  Dividends from net investment income are declared daily and paid monthly for the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Short-Intermediate U.S. Government Income Fund, the Intermediate U.S. Government Bond Fund, the North Carolina Intermediate Tax-Free Fund, and the South Carolina Intermediate Tax-Free Fund. Dividends from net investment income are declared and paid monthly for the Growth and Income Stock Fund and the Balanced Fund. Dividends from net investment income are declared and paid quarterly for the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, and the Funds of Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

  Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

  FEDERAL INCOME TAXES:

  It is the policy of each Fund of the Group to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                 MARCH 31, 1998
                                  (UNAUDITED)

  the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

  OTHER:

  Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses for the Group are prorated to the Funds on the basis of relative net assets. All expenses in connection with the Prime Money Market Fund, the South Carolina Intermediate Tax-Free Fund, the Large Company Growth Fund, the International Equity Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, and the Capital Manager Growth Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are being capitalized and amortized over a period of two years commencing with the initial public offering.

3. PURCHASES AND SALES OF SECURITIES:

  Purchases and sales of securities (excluding short-term securities) for the six months ended March 31, 1998 are as follows:

                                                        PURCHASES     SALES
                                                       ----------- -----------
   Short-Intermediate U.S. Government Income Fund..... $96,339,305 $46,049,180
   Intermediate U.S. Government Bond Fund............. $88,096,445 $58,782,635
   North Carolina Intermediate Tax-Free Fund.......... $26,636,424 $12,186,002
   South Carolina Intermediate Tax-Free Fund (a)...... $23,654,166 $ 5,557,875
   Growth and Income Stock Fund....................... $69,834,495 $33,047,612
   Balanced Fund...................................... $39,232,259 $22,480,708
   Large Company Growth Fund (b)...................... $64,869,764 $30,018,861
   Small Company Growth Fund.......................... $63,863,924 $52,522,086
   International Equity Fund.......................... $27,162,822 $13,670,981
   Capital Manager Conservative Growth Fund (c)....... $21,577,778 $   334,537
   Capital Manager Moderate Growth Fund (c)........... $21,643,643 $   216,383
   Capital Manager Growth Fund (c).................... $21,732,177 $   163,170
   (a) For the period from October 19, 1997 (commencement of operations) to March 31, 1998.
   (b) For the period from October 3, 1997 (commencement of operations) to March 31, 1998.
   (c) For the period from October 2, 1997 (commencement of operations) to March 31, 1998.

4. RELATED PARTY TRANSACTIONS:

  Investment advisory services are provided to the Group by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average net assets of each of the Funds. Pursuant to a Sub-Advisory Agreement with BB&T, PEAC, an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank") manages the Small Company Growth Fund subject to the general supervision of the Group's Board of Trustees and BB&T. For its services, PEAC is entitled to a fee,

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                 MARCH 31, 1998
                                  (UNAUDITED)

  payable by BB&T, at the following annual rates as a percentage of the Small Company Growth Fund's average daily net assets: (1) 0.50% of net assets up to $50 million, (2) 0.45% of the next $50 million in net assets, and (3) 0.40% of the net assets over $100 million. Pursuant to a Sub-Advisory agreement with BB&T, Castle International Asset Management Limited ("Castle International") serves as the Sub-Advisor to the International Equity Fund. Under the agreement, Castle International manages the International Equity Fund subject to the general supervision of the Group's Board of Trustees and BB&T. For it's services, Castle International is entitled to a fee, payable by BB&T, at the following annual rates as a percentage of the International Equity Funds average daily net assets: (1) 0.50% of net assets up to $50 million, (2) 0.45% of the next $50 million in net assets, and (3) 0.40% of the net assets over $100 million.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Funds are affiliated, serves the Funds as administrator and distributor. Such officers and trustees are paid no fees directly by the Funds for serving as officers of the Funds. Fees payable to BISYS for administration services are established under terms of the administration contract at the annual rate of 0.20% of the average daily net assets of each Fund. BISYS Ohio, serves the Funds as transfer agent and mutual fund accountant.

  The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the Distributor of up to 0.50% and 1.00% of the average daily net assets of the Class A Shares and Class B Shares, respectively. The fees may be used by BISYS to pay banks, including the adviser, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the variable net asset value funds. For the six months ended March 31, 1998, BISYS received $776,200 from commissions earned on sales of shares of the Funds' variable net asset value funds, of which $762,403 was allowed to affiliated broker/dealers of the Funds.

  BB&T and BISYS may voluntarily reduce or reimburse fees to assist the Funds in maintaining competitive expense ratios. BB&T has reimbursed the Prime Money Market Fund $53,864 during the six months ended March 31, 1998.

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                 MARCH 31, 1998
                                  (UNAUDITED)

  Information regarding these transactions is as follows for the six months ended March 31, 1998.

                              INVESTMENT ADVISORY   ADMINISTRATION
                                      FEES               FEES
                             ---------------------- --------------
                                (AS A                                         MUTUAL
                             PERCENTAGE  VOLUNTARY    VOLUNTARY    TRANSFER    FUND
                             OF AVERAGE     FEE          FEE        AGENT   ACCOUNTING
                             NET ASSETS) REDUCTIONS   REDUCTIONS    FEES       FEES
                             ----------- ---------- -------------- -------- ----------
   Prime Money Market Fund
    (a)....................     0.40%     $ 24,496     $12,248     $12,997   $20,237
   U.S. Treasury Money Mar-
    ket Fund...............     0.40%     $127,713     $63,856     $56,490   $54,422
   Short-Intermediate U.S.
    Government Income
    Fund...................     0.60%     $ 75,680          --     $22,970   $29,255
   Intermediate U.S. Gov-
    ernment Bond Fund......     0.60%     $ 89,607          --     $35,367   $39,090
   North Carolina Interme-
    diate Tax-Free Fund....     0.60%     $ 41,902     $20,914     $17,272   $17,138
   South Carolina Interme-
    diate
   Tax-Free Fund (b).......     0.60%     $ 17,298     $ 4,364     $ 6,031   $ 9,746
   Growth and Income Stock
    Fund...................     0.74%     $466,970          --     $93,916   $70,261
   Balanced Fund...........     0.74%     $155,733          --     $62,214   $32,797
   Large Company Growth
    Fund (c)...............     0.74%     $ 54,091          --     $ 6,756   $25,594
   Small Company Growth
    Fund...................     1.00%           --          --     $76,693   $28,831
   International Equity
    Fund...................     1.00%           --          --     $29,347   $32,546
   Capital Manager Conser-
    vative Growth Fund
    (d)....................     0.25%     $ 21,904          --     $ 6,335   $ 9,584
   Capital Manager Moderate
    Growth Fund (d)........     0.25%     $ 21,800          --     $ 6,335   $ 9,584
   Capital Manager Growth
    Fund (d)...............     0.25%     $ 21,720          --     $ 6,335   $ 9,584

   (a) For the period from October 1, 1997 (commencement of operations) to March 31, 1998.
   (b) For the period from October 19, 1997 (commencement of operations) to March 31, 1998.
   (c) For the period from October 3, 1997 (commencement of operations) to March 31, 1998.
   (d) For the period from October 2, 1997 (commencement of operations) to March 31, 1998.

5. CONCENTRATION OF CREDIT RISK

  The North Carolina Intermediate Tax-Free Fund and the South Carolina Intermediate Tax-Free Fund invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                 MARCH 31, 1998
                                  (UNAUDITED)

  The Fund invests in securities, which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At March 31, 1998, the percentage of portfolio investments by each revenue source were as follows:

                                                   NORTH CAROLINA SOUTH CAROLINA
                                                    INTERMEDIATE   INTERMEDIATE
                                                      TAX-FREE       TAX-FREE
                                                        FUND           FUND
                                                   -------------- --------------
   Revenue Bonds:
     Education....................................       2.2%          32.4%
     General Obligation...........................      74.0%          29.0%
     Health Care..................................      10.3%           1.5%
     Housing......................................       0.5%            --
     Mutual Funds.................................       1.6%           6.4%
     Pollution....................................        --            4.0%
     Utilities....................................      11.4%          26.7%

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                 MARCH 31, 1998
                                  (UNAUDITED)

6.CAPITAL SHARE TRANSACTIONS:

  Transactions in capital shares for the Fund were as follows:

                         PRIME MONEY           U.S. TREASURY                 SHORT INTERMEDIATE
                         MARKET FUND         MONEY MARKET FUND          U.S. GOVERNMENT INCOME FUND
                         ------------  ------------------------------  ------------------------------
                           FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                         PERIOD ENDED  SIX MONTHS ENDED  YEAR ENDED    SIX MONTHS ENDED  YEAR ENDED
                          MARCH 31,       MARCH 31,     SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,
                           1998 (A)          1998           1997             1998           1997
                         ------------  ---------------- -------------  ---------------- -------------
                         (UNAUDITED)     (UNAUDITED)                     (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares
 issued................. $  2,573,207   $  37,597,499   $  70,989,333    $      4,933   $    885,456
 Dividends reinvested...        6,323         826,900       1,246,105          93,441        256,211
 Shares redeemed........     (453,662)    (34,051,084)    (67,625,463)       (788,546)    (2,362,962)
                         ------------   -------------   -------------    ------------   ------------
 Change in net assets
 from Class A Share
 transactions........... $  2,125,868   $   4,373,315   $   4,609,975    $   (690,172)  $ (1,221,295)
                         ============   =============   =============    ============   ============
CLASS B SHARES:
 Proceeds from shares
 issued.................                $     603,782   $   2,616,434
 Dividends reinvested...                       26,771          52,966
 Shares redeemed........                   (1,027,880)     (2,472,263)
                                        -------------   -------------
 Change in net assets
 from Class B Share
 transactions...........                $    (397,327)  $     197,137
                                        =============   =============
TRUST SHARES:
 Proceeds from shares
 issued................. $131,108,885   $ 235,291,338   $ 403,991,788    $ 58,089,489   $ 53,763,591
 Dividends reinvested...        2,882       1,245,724       1,685,849         188,403        834,332
 Shares redeemed........  (74,789,720)   (257,613,682)   (344,812,331)    (10,842,209)   (14,029,292)
                         ------------   -------------   -------------    ------------   ------------
 Change in net assets
 from Trust Share trans-
 actions................ $ 56,322,047   $ (21,076,620)  $  60,865,306    $ 47,435,683   $ 40,568,631
                         ============   =============   =============    ============   ============
SHARE TRANSACTIONS:
Class A Shares:
 Issued.................    2,573,207      37,597,499      70,989,333             504         91,005
 Reinvested.............        6,323         826,900       1,246,105           9,530         26,322
 Redeemed...............     (453,662)    (34,051,084)    (67,625,371)        (80,564)      (242,739)
                         ------------   -------------   -------------    ------------   ------------
 Change in Investor A
 Shares.................    2,125,868       4,373,315       4,610,067         (70,530)      (125,412)
                         ============   =============   =============    ============   ============
CLASS B SHARES:
 Issued.................                      603,782       2,616,434
 Reinvested.............                       26,771          52,966
 Redeemed...............                   (1,027,880)     (2,472,262)
                                        -------------   -------------
 Change in Investor B
 Shares.................                     (397,327)        197,138
                                        =============   =============
TRUST SHARES:
 Issued.................  131,108,885     235,291,338     403,991,788       5,931,233      5,522,729
 Reinvested.............        2,882       1,245,724       1,685,849          19,204         85,431
 Redeemed...............  (74,789,720)   (257,613,682)   (344,812,331)     (1,104,077)    (1,441,912)
                         ------------   -------------   -------------    ------------   ------------
 Change in Trust
 Shares.................   56,322,047     (21,076,620)     60,865,306       4,846,360      4,166,248
                         ============   =============   =============    ============   ============

----
(a) For the period from October 1, 1997 (commencement of operations) to March 31,1998.

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                 MARCH 31, 1998
                                  (UNAUDITED)

                                                                 NORTH CAROLINA          SOUTH CAROLINA
                                  INTERMEDIATE                    INTERMEDIATE            INTERMEDIATE
                           U.S. GOVERNMENT BOND FUND             TAX-FREE FUND           TAX-FREE FUND
                         ------------------------------  ------------------------------  --------------
                             FOR THE         FOR THE         FOR THE         FOR THE        FOR THE
                         SIX MONTHS ENDED  YEAR ENDED    SIX MONTHS ENDED  YEAR ENDED     PERIOD ENDED
                            MARCH 31,     SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,    MARCH 31,
                               1998           1997             1998           1997          1998 (A)
                         ---------------- -------------  ---------------- -------------  --------------
                           (UNAUDITED)                     (UNAUDITED)                    (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares
 issued.................   $    343,739   $  1,310,434     $    973,153   $  1,088,682    $   262,864
 Dividends reinvested...         80,728        180,302          156,570        297,458          1,037
 Shares redeemed........       (494,237)    (1,022,240)        (541,592)    (1,432,371)        (5,000)
                           ------------   ------------     ------------   ------------    -----------
 Change in net assets
 from Class A Share
 transactions...........   $    (69,770)  $    468,496     $    588,131   $    (46,231)   $   258,901
                           ============   ============     ============   ============    ===========
CLASS B SHARES:
 Proceeds from shares
 issued.................   $    274,018   $    335,144
 Dividends reinvested...         12,606         20,305
 Shares redeemed........        (17,380)       (97,593)
                           ------------   ------------
 Change in net assets
 from Class B Share
 transactions...........   $    269,244   $    257,856
                           ============   ============
TRUST SHARES:
 Proceeds from shares
 issued.................   $ 56,007,502   $ 44,016,573     $ 23,124,511   $ 43,875,824    $22,736,350
 Dividends reinvested...      1,474,664      3,842,953           36,979             --          5,687
 Shares redeemed........    (28,379,788)   (27,916,964)     (10,466,454)   (12,390,664)    (4,065,335)
                           ------------   ------------     ------------   ------------    -----------
 Change in net assets
 from Trust Share trans-
 actions................   $ 29,102,378   $ 19,942,562     $ 12,695,036   $ 31,485,160    $18,676,702
                           ============   ============     ============   ============    ===========
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued.................         34,092        134,656           93,763        106,962         25,646
 Reinvested.............          8,088         18,586           15,165         29,323            101
 Redeemed...............        (49,481)      (105,409)         (51,968)      (141,088)          (489)
                           ------------   ------------     ------------   ------------    -----------
 Change in Investor A
 Shares.................         (7,301)        47,833           56,960         (4,803)        25,258
                           ============   ============     ============   ============    ===========
CLASS B SHARES:
 Issued.................         27,428         34,677
 Reinvested.............          1,266          2,100
 Redeemed...............         (1,744)       (10,069)
                           ------------   ------------
 Change in Investor B
 Shares.................         26,950         26,708
                           ============   ============
TRUST SHARES:
 Issued.................      5,630,547      4,529,511        2,265,379      4,336,581      2,271,292
 Reinvested.............        147,579        395,177            3,599             --            566
 Redeemed...............     (2,829,292)    (2,869,819)      (1,008,735)    (1,218,137)      (393,298)
                           ------------   ------------     ------------   ------------    -----------
 Change in Trust
 Shares.................      2,948,834      2,054,869        1,260,243      3,118,444      1,878,560
                           ============   ============     ============   ============    ===========

----
(a) For the period from October 19, 1997 (commencement of operations) to March 31, 1998.

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                 MARCH 31, 1998
                                  (UNAUDITED)

                                                                                            LARGE
                          GROWTH AND INCOME STOCK FUND           BALANCED FUND           COMPANY FUND
                         ------------------------------  ------------------------------  ------------
                             FOR THE         FOR THE         FOR THE         FOR THE       FOR THE
                         SIX MONTHS ENDED  YEAR ENDED    SIX MONTHS ENDED  YEAR ENDED    PERIOD ENDED
                            MARCH 31,     SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,   MARCH 31,
                               1998           1997             1998           1997         1998 (A)
                         ---------------- -------------  ---------------- -------------  ------------
                           (UNAUDITED)                     (UNAUDITED)                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares
 issued.................   $  5,127,017   $ 10,205,516     $  5,387,282   $  3,940,696   $    536,557
 Dividends reinvested...      2,524,156      1,262,092          763,899        903,966          1,239
 Shares redeemed........     (2,547,296)    (3,145,887)        (873,185)    (2,046,437)        (2,082)
                           ------------   ------------     ------------   ------------   ------------
 Change in net assets
 from Class A Share
 transactions...........   $  5,103,877   $  8,321,721     $  5,277,996   $  2,798,225   $    535,714
                           ============   ============     ============   ============   ============
CLASS B SHARES:
 Proceeds from shares
 issued.................   $  7,803,961   $ 10,402,303     $  4,142,168   $  3,538,410   $  1,104,903
 Dividends reinvested...      1,317,369        269,261          285,153        204,283          2,529
 Shares redeemed........       (572,352)      (596,414)        (515,703)      (344,991)       (14,038)
                           ------------   ------------     ------------   ------------   ------------
 Change in net assets
 from Class B Share
 transactions...........   $  8,548,978   $ 10,075,150     $  3,911,618   $  3,397,702   $  1,093,394
                           ============   ============     ============   ============   ============
TRUST SHARES:
 Proceeds from shares
 issued.................   $ 89,825,673   $102,634,040     $ 22,727,308   $ 27,037,235   $ 64,287,837
 Dividends reinvested...     10,367,289      7,792,090        2,860,039      4,339,486          7,196
 Shares redeemed........    (44,332,452)   (78,028,088)     (12,676,028)   (22,376,194)   (28,049,260)
                           ------------   ------------     ------------   ------------   ------------
 Change in net assets
 from Trust Share trans-
 actions................   $ 55,860,510   $ 32,398,042     $ 12,911,319   $  9,000,527   $ 36,245,773
                           ============   ============     ============   ============   ============
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued.................        255,500        603,380          389,782        311,695         53,745
 Reinvested.............        131,112         78,513           55,820         73,556            126
 Redeemed...............       (129,156)      (183,421)         (63,609)      (162,113)          (203)
                           ------------   ------------     ------------   ------------   ------------
 Change in Investor A
 Shares.................        257,456        498,472          381,993        223,138         53,668
                           ============   ============     ============   ============   ============
CLASS B SHARES:
 Issued.................        390,642        601,095          299,879        282,902        110,876
 Reinvested.............         68,689         16,806           20,947         16,642            257
 Redeemed...............        (29,033)       (33,998)         (37,261)       (27,001)        (1,431)
                           ------------   ------------     ------------   ------------   ------------
 Change in Investor B
 Shares.................        430,298        583,903          283,565        272,543        109,702
                           ============   ============     ============   ============   ============
TRUST SHARES:
 Issued.................      4,749,603      6,071,972        1,649,861      2,159,650      7,847,399
 Reinvested.............        536,898        484,781          209,448        354,453            733
 Redeemed...............     (2,217,360)    (4,591,206)        (924,174)    (1,816,862)    (2,871,732)
                           ------------   ------------     ------------   ------------   ------------
 Change in Trust
 Shares.................      3,069,141      1,965,547          935,135        697,241      4,976,400
                           ============   ============     ============   ============   ============

----
(a) For the period from October 3, 1997 (commencement of operations) to March 31, 1998.

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                 MARCH 31, 1998

                                                                                          CAPITAL MANAGER
                                                                                        CONSERVATIVE GROWTH
                           SMALL COMPANY GROWTH FUND           INTERNATIONAL FUND              FUND
                         ------------------------------  ------------------------------ -------------------
                             FOR THE         FOR THE         FOR THE         FOR THE          FOR THE
                         SIX MONTHS ENDED  YEAR ENDED    SIX MONTHS ENDED  YEAR ENDED      PERIOD ENDED
                            MARCH 31,     SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,      MARCH 31,
                               1998           1997             1998         1997 (C)         1997 (A)
                         ---------------- -------------  ---------------- ------------- -------------------
                           (UNAUDITED)                     (UNAUDITED)                      (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares
 issued.................   $ 13,976,397   $ 14,389,954     $   338,389     $   827,829      $     5,783(b)
 Dividends reinvested...        166,111          8,868          16,890           1,006               --(b)
 Shares redeemed........    (14,479,221)   (10,695,064)        (29,957)        (18,193)              --(b)
                           ------------   ------------     -----------     -----------      -----------
 Change in net assets
 from Class A Share
 transactions...........   $   (336,713)  $  3,703,758     $   325,322     $   810,642      $     5,783(b)
                           ============   ============     ===========     ===========      ===========
CLASS B SHARES:
 Proceeds from shares
 issued.................   $  1,916,124   $  4,994,141     $   512,692     $ 1,177,260
 Dividends reinvested...        128,528          4,428          29,784             542
 Shares redeemed........       (644,527)      (584,820)        (84,859)        (35,486)
                           ------------   ------------     -----------     -----------
 Change in net assets
 from Class B Share
 transactions...........   $  1,400,125   $  4,413,749     $   457,617     $ 1,142,316
                           ============   ============     ===========     ===========
TRUST SHARES:
 Proceeds from shares
 issued.................   $ 30,079,023   $ 29,271,553     $20,221,999     $49,906,784      $22,001,000
 Dividends reinvested...        448,589         26,916         421,560          87,911                9
 Shares redeemed........    (12,529,370)   (14,151,600)     (4,860,928)     (2,465,305)              --
                           ------------   ------------     -----------     -----------      -----------
 Change in net assets
 from Trust Share trans-
 actions................   $ 17,998,242   $ 15,146,869     $15,782,631     $47,529,390      $22,001,009
                           ============   ============     ===========     ===========      ===========
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued.................        665,885        727,199          30,627          75,712              563(b)
 Reinvested.............          8,052            450           1,617              92               --(b)
 Redeemed...............       (682,646)      (536,287)         (2,823)         (1,710)              --(b)
                           ------------   ------------     -----------     -----------      -----------
 Change in Investor A
 Shares.................         (8,719)       191,362          29,421          74,094              563(b)
                           ============   ============     ===========     ===========      ===========
CLASS B SHARES:
 Issued.................         91,110        263,521          47,234         108,207
 Reinvested.............          6,322            227           2,850              51
 Redeemed...............        (30,884)       (31,401)         (7,933)         (3,291)
                           ------------   ------------     -----------     -----------
 Change in Investor B
 Shares.................         66,548        232,347          42,151         104,967
                           ============   ============     ===========     ===========
TRUST SHARES:
 Issued.................      1,366,939      1,507,565       1,835,775       4,858,492        2,200,100
 Reinvested.............         21,546          1,359          40,091           8,149                1
 Redeemed...............       (585,904)      (732,330)       (453,238)       (222,783)              --
                           ------------   ------------     -----------     -----------      -----------
 Change in Trust
 Shares.................        802,581        776,594       1,422,628       4,643,858        2,200,101
                           ============   ============     ===========     ===========      ===========

----
(a) For the period from October 2, 1997 (commencement of operations) to March 31, 1998.
(b) The Fund commenced offering Class A Shares on January 29, 1998.
(c) For the period from January 2, 1997 (commencement of operations) to September 30, 1997.

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                 MARCH 31, 1998
                                  (UNAUDITED)

                                                CAPITAL MANAGER
                                                MODERATE GROWTH CAPITAL MANAGER
                                                     FUND         GROWTH FUND
                                                --------------- ---------------
                                                    FOR THE         FOR THE
                                                 PERIOD ENDED    PERIOD ENDED
                                                   MARCH 31,       MARCH 31,
                                                   1998 (A)        1998 (A)
                                                --------------- ---------------
                                                  (UNAUDITED)     (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES:(B)
 Proceeds from shares issued...................   $     3,010     $     5,206
 Dividends reinvested..........................            --              --
 Shares redeemed...............................            --              --
                                                  -----------     -----------
 Change in net assets from Class A Share trans-
 actions.......................................   $     3,010     $     5,206
                                                  ===========     ===========
TRUST SHARES:
 Proceeds from shares issued...................   $22,001,006     $22,019,853
 Dividends reinvested..........................            --              --
 Shares redeemed...............................            --              --
                                                  -----------     -----------
 Change in net assets from Trust Share transac-
 tions.........................................   $22,001,006     $22,019,853
                                                  ===========     ===========
SHARE TRANSACTIONS:
CLASS A SHARES:(B)
 Issued........................................           291             498
 Reinvested....................................            --              --
 Redeemed......................................            --              --
                                                  -----------     -----------
 Change in Investor A Shares...................           291             498
                                                  ===========     ===========
TRUST SHARES:
 Issued........................................     2,200,101       2,201,913
 Reinvested....................................            --              --
 Redeemed......................................            --              --
                                                  -----------     -----------
 Change in Trust Shares........................     2,200,101       2,201,913
                                                  ===========     ===========

----
(a) For the period from October 2, 1997 (commencement of operations) to March 31, 1998.
(b) The Fund commenced offering Class A Shares on January 29, 1998.

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

PRIME MONEY MARKET FUND
Class A Shares
                              FINANCIAL HIGHLIGHTS

                                                                     FOR THE
                                                                   PERIOD ENDED
                                                                    MARCH 31,
                                                                     1998 (A)
                                                                   ------------
                                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $ 1.000
                                                                     -------
INVESTMENT ACTIVITIES
 Net investment income...........................................      0.024
                                                                     -------
  Total from Investment Activities...............................      0.024
                                                                     -------
DISTRIBUTIONS
 Net investment income...........................................     (0.024)
                                                                     -------
  Total Distributions............................................     (0.024)
                                                                     -------
NET ASSET VALUE, END OF PERIOD...................................    $ 1.000
                                                                     =======
Total Return.....................................................       2.43%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000).................................    $ 2,126
 Ratio of expenses to average net assets.........................       0.80%(c)
 Ratio of net investment income to average net assets............       4.91%(c)
 Ratio of expenses to average net assets*........................       0.95%(c)
 Ratio of net investment income to average net assets*...........       4.76%(c)

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from October 1, 1997 (commencement of operations) through March 31, 1998
(b) Not annualized.
(c) Annualized.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                         PRIME MONEY MARKET FUND
                                                                    Trust Shares
                              FINANCIAL HIGHLIGHTS

                                                                     FOR THE
                                                                   PERIOD ENDED
                                                                    MARCH 31,
                                                                     1998 (A)
                                                                   ------------
                                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $ 1.000
                                                                     -------
INVESTMENT ACTIVITIES
 Net investment income...........................................      0.026
                                                                     -------
  Total from Investment Activities...............................      0.026
                                                                     -------
DISTRIBUTIONS
 Net investment income...........................................     (0.026)
                                                                     -------
  Total Distributions............................................     (0.026)
                                                                     -------
NET ASSET VALUE, END OF PERIOD...................................    $ 1.000
                                                                     =======
Total Return.....................................................       2.59%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000).................................    $56,322
 Ratio of expenses to average net assets.........................       0.55%(c)
 Ratio of net investment income to average net assets............       5.16%(c)
 Ratio of expenses to average net assets*........................       0.70%(c)
 Ratio of net investment income to average net assets*...........       5.01%(c)

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from October 1, 1997 (commencement of operations) through March 31, 1998
(b) Not annualized.
(c) Annualized.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

U.S. TREASURY MONEY MARKET FUND
Class A Shares
                              FINANCIAL HIGHLIGHTS

                           FOR THE SIX                                             OCTOBER 5,
                              MONTHS       FOR THE YEAR ENDED SEPTEMBER 30,          1992 TO
                              ENDED       --------------------------------------  SEPTEMBER 30,
                          MARCH 31, 1998    1997      1996      1995      1994      1993 (A)
                          --------------  --------  --------  --------  --------  -------------
                           (UNAUDITED)
NET ASSET VALUE, BEGIN-
NING OF PERIOD..........     $ 1.000      $  1.000  $  1.000  $  1.000  $  1.000     $ 1.000
                             -------      --------  --------  --------  --------     -------
INVESTMENT ACTIVITIES
 Net investment income..       0.023         0.044     0.044     0.047     0.027       0.026
                             -------      --------  --------  --------  --------     -------
  Total from Investment
  Activities............       0.023         0.044     0.044     0.047     0.027       0.026
                             -------      --------  --------  --------  --------     -------
DISTRIBUTIONS
 Net investment income..      (0.023)       (0.044)   (0.044)   (0.047)   (0.027)     (0.026)
                             -------      --------  --------  --------  --------     -------
  Total Distributions...      (0.023)       (0.044)   (0.044)   (0.047)   (0.027)     (0.026)
                             -------      --------  --------  --------  --------     -------
NET ASSET VALUE, END OF
PERIOD..................     $ 1.000      $  1.000  $  1.000  $  1.000  $  1.000     $ 1.000
                             =======      ========  ========  ========  ========     =======
Total Return............        2.35%(b)      4.50%     4.49%     4.81%     2.76%       2.60%(b)
RATIOS/SUPPLEMENTARY DA-
TA:
 Net Assets, End of Pe-
 riod (000).............     $36,915      $ 32,541  $ 27,931  $ 13,948  $  1,486     $   279
 Ratio of expenses to
 average net assets.....        0.85%(c)      0.95%     0.99%     0.98%     0.94%       0.51%(c)
 Ratio of net investment
 income to average net
 assets.................        4.67%(c)      4.41%     4.37%     4.81%     2.89%       2.58%(c)
 Ratio of expenses to
 average net assets*....        0.98%(c)      1.25%     1.25%     1.24%     1.32%       1.32%(c)
 Ratio of net investment
 income to average net
 assets*................        4.54%(c)      4.11%     4.11%     4.55%     2.51%       1.77%(c)

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                 U.S. TREASURY MONEY MARKET FUND
                                                                  Class B Shares
                              FINANCIAL HIGHLIGHTS

                                      FOR THE SIX    FOR THE YEAR   JANUARY 1,
                                         MONTHS          ENDED        1996 TO
                                         ENDED       SEPTEMBER 30, SEPTEMBER 30,
                                     MARCH 31, 1998      1997        1996 (A)
                                     --------------  ------------- -------------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERI-
OD.................................     $ 1.000         $ 1.000       $ 1.000
                                        -------         -------       -------
INVESTMENT ACTIVITIES
 Net investment income.............       0.020           0.036         0.025
                                        -------         -------       -------
  Total from Investment Activi-
  ties.............................       0.020           0.036         0.025
                                        -------         -------       -------
DISTRIBUTIONS
 Net investment income.............      (0.020)         (0.036)       (0.025)
                                        -------         -------       -------
  Total Distributions..............      (0.020)         (0.036)       (0.025)
                                        -------         -------       -------
NET ASSET VALUE, END OF PERIOD.....     $ 1.000         $ 1.000       $ 1.000
                                        =======         =======       =======
Total Return (excludes redemption
charge)............................        1.97%(b)        3.67%         2.53%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)...     $ 1,105         $ 1,502       $ 1,305
 Ratio of expenses to average net
 assets............................        1.61%(c)        1.75%         1.75%(c)
 Ratio of net investment income to
 average net assets................        3.92%(c)        3.61%         3.55%(c)
 Ratio of expenses to average net
 assets*...........................        1.74%(c)          **            **
 Ratio of net investment income to
 average net assets*...............        3.79%(c)          **            **

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
**  There were no voluntary fee reductions during this time.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

U.S. TREASURY MONEY MARKET FUND
Trust Shares
                              FINANCIAL HIGHLIGHTS

                           FOR THE SIX                                            OCTOBER 5,
                              MONTHS       FOR THE YEAR ENDED SEPTEMBER 30,         1992 TO
                              ENDED       -------------------------------------  SEPTEMBER 30,
                          MARCH 31, 1998    1997      1996      1995     1994      1993 (A)
                          --------------  --------  --------  --------  -------  -------------
                           (UNAUDITED)
NET ASSET VALUE,
BEGINNING OF PERIOD.....     $  1.000     $  1.000  $  1.000  $  1.000  $ 1.000     $ 1.000
                             --------     --------  --------  --------  -------     -------
INVESTMENT ACTIVITIES
 Net investment income..        0.024        0.046     0.046     0.050    0.030       0.027
                             --------     --------  --------  --------  -------     -------
  Total from Investment
  Activities............        0.024        0.046     0.046     0.050    0.030       0.027
                             --------     --------  --------  --------  -------     -------
DISTRIBUTIONS
 Net investment income..       (0.024)      (0.046)   (0.046)   (0.050)  (0.030)     (0.027)
                             --------     --------  --------  --------  -------     -------
  Total Distributions...       (0.024)      (0.046)   (0.046)   (0.050)  (0.030)     (0.027)
                             --------     --------  --------  --------  -------     -------
NET ASSET VALUE, END OF
PERIOD..................     $  1.000     $  1.000  $  1.000  $  1.000  $ 1.000     $ 1.000
                             ========     ========  ========  ========  =======     =======
Total Return............         2.48%(b)     4.71%     4.74%     5.07%    3.01%       2.70%(b)
RATIOS/SUPPLEMENTARY
DATA:
 Net Assets, End of
 Period (000)...........     $245,763     $266,840  $205,974  $120,083  $77,464     $74,962
 Ratio of expenses to
 average net assets.....         0.61%(c)     0.75%     0.75%     0.72%    0.67%       0.38%(c)
 Ratio of net investment
 income to average net
 assets.................         4.92%(c)     4.61%     4.63%     4.97%    2.97%       2.71%(c)
 Ratio of expenses to
 average net assets*....         0.74%(c)     0.75%     0.75%     0.75%    0.83%       0.81%(c)
 Ratio of net investment
 income to average net
 assets*................         4.79%(c)     4.61%     4.63%     4.95%    2.82%       2.27%(c)

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                  SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                                                                  Class A Shares
                              FINANCIAL HIGHLIGHTS

                           FOR THE SIX                                         NOVEMBER 30,
                              MONTHS     FOR THE YEAR ENDED SEPTEMBER 30,         1992 TO
                              ENDED      -----------------------------------   SEPTEMBER 30,
                          MARCH 31, 1998  1997     1996     1995      1994       1993 (A)
                          -------------- -------- -------- -------- --------   -------------
                           (UNAUDITED)
NET ASSET VALUE,
BEGINNING OF PERIOD.....      $ 9.76     $  9.73  $  9.88  $  9.60  $  10.29      $ 10.00
                              ------     -------  -------  -------  --------      -------
INVESTMENT ACTIVITIES
 Net investment income..        0.26        0.54     0.55     0.53      0.50         0.47
 Net realized and
 unrealized gains
 (losses) on
 investments............        0.04        0.03    (0.15)    0.29     (0.68)        0.30
                              ------     -------  -------  -------  --------      -------
  Total from Investment
  Activities............        0.30        0.57     0.40     0.82     (0.18)        0.77
                              ------     -------  -------  -------  --------      -------
DISTRIBUTIONS
 Net investment income..       (0.26)      (0.54)   (0.55)   (0.54)    (0.50)       (0.48)
 Net realized gains.....         --          --       --       --      (0.01)         --
                              ------     -------  -------  -------  --------      -------
  Total Distributions...       (0.26)      (0.54)   (0.55)   (0.54)    (0.51)       (0.48)
                              ------     -------  -------  -------  --------      -------
NET ASSET VALUE, END OF
PERIOD..................      $ 9.80     $  9.76  $  9.73  $  9.88  $   9.60      $ 10.29
                              ======     =======  =======  =======  ========      =======
Total Return (excludes
sales charge)...........        3.07%(b)    6.07%    4.09%    8.74%    (1.86%)       7.80%(b)
RATIOS/SUPPLEMENTARY
DATA:
 Net Assets, End of
 Period (000)...........      $4,479     $ 5,151  $ 6,356  $ 7,102  $ 10,345      $14,915
 Ratio of expenses to
 average net assets.....        1.06%(c)    1.11%    1.19%    1.17%     0.89%        0.56%(c)
 Ratio of net investment
 income to average net
 assets.................        5.26%(c)    5.60%    5.55%    5.50%     5.01%        5.43%(c)
 Ratio of expenses to
 average net assets*....        1.16%(c)    1.46%    1.54%    1.58%     1.58%        1.56%(c)
 Ratio of net investment
 income to average net
 assets*................        5.16%(c)    5.25%    5.20%    5.09%     4.32%        4.42%(c)
 Portfolio Turnover(d)..       33.64%      87.99%   54.82%  106.81%     7.06%       14.06%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
Trust Shares
                              FINANCIAL HIGHLIGHTS

                           FOR THE SIX                                          NOVEMBER 30,
                              MONTHS      FOR THE YEAR ENDED SEPTEMBER 30,         1992 TO
                              ENDED       -----------------------------------   SEPTEMBER 30,
                          MARCH 31, 1998    1997     1996     1995     1994       1993 (A)
                          --------------  --------  -------  -------  -------   -------------
                           (UNAUDITED)
NET ASSET VALUE,
BEGINNING OF PERIOD.....     $   9.77     $   9.74  $  9.89  $  9.61  $ 10.30      $ 10.00
                             --------     --------  -------  -------  -------      -------
INVESTMENT ACTIVITIES
 Net investment income..         0.27         0.57     0.57     0.56     0.52         0.49
 Net realized and
 unrealized gains
 (losses) on
 investments............         0.04         0.03    (0.15)    0.28    (0.68)        0.30
                             --------     --------  -------  -------  -------      -------
  Total from Investment
  Activities............         0.31         0.60     0.42     0.84    (0.16)        0.79
                             --------     --------  -------  -------  -------      -------
DISTRIBUTIONS
 Net investment income..        (0.27)       (0.57)   (0.57)   (0.56)   (0.52)       (0.49)
 Net realized gains.....          --           --       --       --     (0.01)         --
                             --------     --------  -------  -------  -------      -------
  Total Distributions...        (0.27)       (0.57)   (0.57)   (0.56)   (0.53)       (0.49)
                             --------     --------  -------  -------  -------      -------
NET ASSET VALUE, END OF
PERIOD..................     $   9.81     $   9.77  $  9.74  $  9.89  $  9.61      $ 10.30
                             ========     ========  =======  =======  =======      =======
Total Return............         3.20%(b)     6.33%    4.36%    9.01%   (1.66%)       8.01%(b)
RATIOS/SUPPLEMENTARY
DATA:
 Net Assets, End of
 Period (000)...........     $151,435     $103,523  $62,621  $45,005  $38,208      $34,646
 Ratio of expenses to
 average net assets.....         0.81%(c)     0.86%    0.93%    0.93%    0.71%        0.39%(c)
 Ratio of net investment
 income to average net
 assets.................         5.50%(c)     5.85%    5.81%    5.78%    5.20%        5.60%(c)
 Ratio of expenses to
 average net assets*....         0.91%(c)     0.96%    1.03%    1.08%    1.08%        1.05%(c)
 Ratio of net investment
 income to average net
 assets*................         5.40%(c)     5.75%    5.71%    5.64%    4.83%        4.94%(c)
 Portfolio Turnover(d)..        33.64%       87.99%   54.82%  106.81%    7.06%       14.06%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                          INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                                                  Class A Shares
                              FINANCIAL HIGHLIGHTS

                           FOR THE SIX                                            OCTOBER 9,
                              MONTHS      FOR THE YEAR ENDED SEPTEMBER 30,          1992 TO
                              ENDED      --------------------------------------  SEPTEMBER 30,
                          MARCH 31, 1998   1997      1996      1995      1994      1993 (A)
                          -------------- --------  --------  --------  --------  -------------
                           (UNAUDITED)
NET ASSET VALUE,
BEGINNING OF PERIOD.....      $ 9.84     $   9.63  $   9.88  $   9.33  $  10.39     $10.00
                              ------     --------  --------  --------  --------     ------
INVESTMENT ACTIVITIES
 Net investment income..        0.25         0.53      0.56      0.59      0.59       0.63
 Net realized and
 unrealized gains
 (losses) on
 investments............        0.18         0.21     (0.25)     0.55     (1.04)      0.39
                              ------     --------  --------  --------  --------     ------
  Total from Investment
  Activities............        0.43         0.74      0.31      1.14     (0.45)      1.02
                              ------     --------  --------  --------  --------     ------
DISTRIBUTIONS
 Net investment income..       (0.26)       (0.53)    (0.56)    (0.59)    (0.59)     (0.63)
 Net realized gains.....          --           --        --        --     (0.02)        --
                              ------     --------  --------  --------  --------     ------
  Total Distributions...       (0.26)       (0.53)    (0.56)    (0.59)    (0.61)     (0.63)
                              ------     --------  --------  --------  --------     ------
NET ASSET VALUE, END OF
PERIOD..................      $10.01     $   9.84  $   9.63  $   9.88  $   9.33     $10.39
                              ======     ========  ========  ========  ========     ======
Total Return (excludes
sales charge)...........        4.43%(b)     7.93%     3.17%    12.63%   (4.48)%     10.53%(b)
RATIOS/SUPPLEMENTARY
DATA:
 Net Assets, End of
 Period (000)...........      $4,209     $  4,211  $  3,659  $  5,173  $  6,772     $5,238
 Ratio of expenses to
 average net assets.....        1.07%(c)     1.12%     1.13%     1.09%     0.96%      0.59%(c)
 Ratio of net investment
 income to average net
 assets.................        5.17%(c)     5.49%     5.68%     6.22%     6.03%      6.26%(c)
 Ratio of expenses to
 average net assets*....        1.17%(c)     1.47%     1.48%     1.50%     1.56%      1.55%(c)
 Ratio of net investment
 income to average net
 assets*................        5.07%(c)     5.14%     5.33%     5.81%     5.43%      5.30%(c)
 Portfolio Turnover(d)..       34.15%       62.45%    76.29%    68.91%     0.38%     15.27%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

INTERMEDIATE U.S. GOVERNMENT BOND FUND
Class B Shares
                              FINANCIAL HIGHLIGHTS

                                     FOR THE SIX   FOR THE YEAR   JANUARY 1,
                                        MONTHS         ENDED        1996 TO
                                        ENDED      SEPTEMBER 30, SEPTEMBER 30,
                                    MARCH 31, 1998     1997        1996 (A)
                                    -------------- ------------- -------------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
PERIOD............................      $ 9.81        $ 9.60        $10.17
                                        ------        ------        ------
INVESTMENT ACTIVITIES
 Net investment income............        0.21          0.46          0.31
 Net realized and unrealized gains
 (losses) on investments..........        0.18          0.21         (0.57)
                                        ------        ------        ------
  Total from Investment
  Activities......................        0.39          0.67         (0.26)
                                        ------        ------        ------
DISTRIBUTIONS
 Net investment income............       (0.22)        (0.46)        (0.31)
                                        ------        ------        ------
  Total Distributions.............       (0.22)        (0.46)        (0.31)
                                        ------        ------        ------
NET ASSET VALUE, END OF PERIOD....      $ 9.98        $ 9.81        $ 9.60
                                        ======        ======        ======
Total Return (excludes redemption
charge)...........................        4.05%(b)      7.14%        (2.48%)(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)..      $  902        $  623        $  353
 Ratio of expenses to average net
 assets...........................        1.82%(c)      1.87%         1.85%(c)
 Ratio of net investment income to
 average net assets...............        4.42%(c)      4.74%         5.01%(c)
 Ratio of expenses to average net
 assets*..........................        1.92%(c)      1.97%         1.95%(c)
 Ratio of net investment income to
 average net assets*..............        4.32%         4.64%         4.91%(c)
 Portfolio Turnover(d)............       34.15%        62.45%        76.29%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                          INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                                                    Trust Shares
                              FINANCIAL HIGHLIGHTS

                           FOR THE SIX                                           OCTOBER 9,
                              MONTHS      FOR THE YEAR ENDED SEPTEMBER 30,         1992 TO
                              ENDED       ------------------------------------  SEPTEMBER 30,
                          MARCH 31, 1998    1997      1996     1995     1994      1993 (A)
                          --------------  --------  --------  -------  -------  -------------
                           (UNAUDITED)
NET ASSET VALUE,
BEGINNING OF PERIOD.....     $   9.85     $   9.64  $   9.89  $  9.34  $ 10.40     $ 10.00
                             --------     --------  --------  -------  -------     -------
INVESTMENT ACTIVITIES
 Net investment income..         0.27         0.56      0.58     0.61     0.62        0.64
 Net realized and
 unrealized gains
 (losses) on
 investments............         0.18         0.21     (0.25)    0.55    (1.04)       0.40
                             --------     --------  --------  -------  -------     -------
  Total from Investment
  Activities............         0.45         0.77      0.33     1.16    (0.42)       1.04
                             --------     --------  --------  -------  -------     -------
DISTRIBUTIONS
 Net investment income..        (0.28)       (0.56)    (0.58)   (0.61)   (0.62)      (0.64)
 Net realized gains.....          --           --        --       --     (0.02)        --
                             --------     --------  --------  -------  -------     -------
  Total Distributions...        (0.28)       (0.56)    (0.58)   (0.61)   (0.64)      (0.64)
                             --------     --------  --------  -------  -------     -------
NET ASSET VALUE, END OF
PERIOD..................     $  10.02     $   9.85  $   9.64  $  9.89  $  9.34     $ 10.40
                             ========     ========  ========  =======  =======     =======
Total Return............         4.57%(b)     8.20%     3.43%   12.91%  (4.23)%      10.76%(b)
RATIOS/SUPPLEMENTARY
DATA:
 Net Assets, End of
 Period (000)...........     $174,503     $142,545  $119,633  $78,578  $68,451     $59,816
 Ratio of expenses to
 average net assets.....         0.82%(c)     0.87%     0.87%    0.85%    0.70%       0.39%(c)
 Ratio of net investment
 income to average net
 assets.................         5.42%(c)     5.74%     5.94%    6.43%    6.27%       6.45%(c)
 Ratio of expenses to
 average net assets*....         0.92%(c)     0.97%     0.97%    1.00%    1.06%       1.03%(c)
 Ratio of net investment
 income to average net
 assets*................         5.32%(c)     5.64%     5.84%    6.28%    5.91%       5.82%(c)
 Portfolio Turnover(d)..        34.15%       62.45%    76.29%   68.91%    0.38%      15.27%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
Class A Shares
                              FINANCIAL HIGHLIGHTS

                           FOR THE SIX                                           OCTOBER 16
                              MONTHS      FOR THE YEAR ENDED SEPTEMBER 30,         1992 TO
                              ENDED       -----------------------------------   SEPTEMBER 30,
                          MARCH 31, 1998   1997     1996     1995      1994       1993 (A)
                          --------------  -------- -------- -------- --------   -------------
                           (UNAUDITED)
NET ASSET VALUE,
BEGINNING OF PERIOD.....     $ 10.27      $ 10.05  $ 10.15  $  9.78  $  10.29      $ 10.00
                             -------      -------  -------  -------  --------      -------
INVESTMENT ACTIVITIES
 Net investment income..        0.21         0.40     0.36     0.36      0.36         0.36
 Net realized and
 unrealized gains
 (losses) on
 investments............        0.05         0.22    (0.10)    0.37     (0.50)        0.29
                             -------      -------  -------  -------  --------      -------
  Total from Investment
  Activities............        0.26         0.62     0.26     0.73     (0.14)        0.65
                             -------      -------  -------  -------  --------      -------
DISTRIBUTIONS
 Net investment income..       (0.21)       (0.40)   (0.36)   (0.36)    (0.36)       (0.36)
 Net realized gains.....         --           --       --       --      (0.01)         --
                             -------      -------  -------  -------  --------      -------
  Total Distributions...       (0.21)       (0.40)   (0.36)   (0.36)    (0.37)       (0.36)
                             -------      -------  -------  -------  --------      -------
NET ASSET VALUE, END OF
PERIOD..................     $ 10.32      $ 10.27  $ 10.05  $ 10.15  $   9.78      $ 10.29
                             =======      =======  =======  =======  ========      =======
Total Return (excludes
sales charge)...........        2.54%(b)     6.28%    2.61%    7.61%    (1.33%)       6.60%(b)
RATIOS/SUPPLEMENTARY
DATA:
 Net Assets, End of
 Period (000)...........     $10,048      $ 9,419  $ 9,261  $ 8,717  $ 11,083      $13,695
 Ratio of expenses to
 average net assets.....        0.92%(c)     1.00%    1.11%    1.05%     0.75%        0.43%(c)
 Ratio of net investment
 income to average net
 assets.................        4.07%(c)     3.94%    3.58%    3.63%     3.63%        3.80%(c)
 Ratio of expenses to
 average net assets*....        1.07%(c)     1.50%    1.61%    1.63%     1.66%        1.77%(c)
 Ratio of net investment
 income to average net
 assets*................        3.92%(c)     3.44%    3.08%    3.05%     2.72%        2.45%(c)
 Portfolio Turnover(d)..       14.99%       16.98%   20.90%    9.38%     0.56%        5.92%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                       NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                                                                    Trust Shares
                              FINANCIAL HIGHLIGHTS

                           FOR THE SIX                                              OCTOBER 16,
                              MONTHS       FOR THE YEAR ENDED SEPTEMBER 30,           1992 TO
                              ENDED       --------------------------------------   SEPTEMBER 30,
                          MARCH 31, 1998    1997      1996      1995      1994       1993 (A)
                          --------------  --------  --------  --------  --------   -------------
                           (UNAUDITED)
NET ASSET VALUE,
BEGINNING OF PERIOD.....     $ 10.27      $  10.05  $  10.15  $   9.78  $  10.29      $ 10.00
                             -------      --------  --------  --------  --------      -------
INVESTMENT ACTIVITIES
 Net investment income..        0.22          0.41      0.38      0.37      0.38         0.36
 Net realized and
 unrealized gains
 (losses) on
 investments............        0.05          0.22     (0.10)     0.37     (0.50)        0.29
                             -------      --------  --------  --------  --------      -------
  Total from Investment
  Activities............        0.27          0.63      0.28      0.74     (0.12)        0.65
                             -------      --------  --------  --------  --------      -------
DISTRIBUTIONS
 Net investment income..       (0.22)        (0.41)    (0.38)    (0.37)    (0.38)       (0.36)
 Net realized gains.....          --            --        --        --     (0.01)          --
                             -------      --------  --------  --------  --------      -------
  Total Distributions...       (0.22)        (0.41)    (0.38)    (0.37)    (0.39)       (0.36)
                             -------      --------  --------  --------  --------      -------
NET ASSET VALUE, END OF
PERIOD..................     $ 10.32      $  10.27  $  10.05  $  10.15  $   9.78      $ 10.29
                             =======      ========  ========  ========  ========      =======
Total Return............        2.62%(b)      6.43%     2.77%     7.77%    (1.18%)       6.62%(b)
RATIOS/SUPPLEMENTARY
DATA:
 Net Assets, End of
 Period (000)...........     $74,393      $ 61,120  $ 28,443  $ 28,091  $ 27,770      $20,128
 Ratio of expenses to
 average net assets.....        0.77%(c)      0.85%     0.96%     0.91%     0.63%        0.42%(c)
 Ratio of net investment
 income to average net
 assets.................        4.22%(c)      4.13%     3.72%     3.78%     3.77%        3.80%(c)
 Ratio of expenses to
 average net assets*....        0.92%(c)      1.00%     1.11%     1.13%     1.17%        1.30%(c)
 Ratio of net investment
 income to average net
 assets*................        4.07%(c)      3.98%     3.57%     3.55%     3.24%        2.92%(c)
 Portfolio Turnover(d)..       14.99%        16.98%    20.90%     9.38%     0.56%        5.92%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
Class A Shares
                              FINANCIAL HIGHLIGHTS

                                                                    OCTOBER 19,
                                                                      1997 TO
                                                                     MARCH 31,
                                                                     1998 (A)
                                                                    -----------
                                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............................    $10.00
                                                                      ------
INVESTMENT ACTIVITIES
 Net investment income............................................      0.12
 Net realized and unrealized gains (losses) on investments........      0.22
                                                                      ------
  Total from Investment Activities................................      0.34
                                                                      ------
DISTRIBUTIONS
 Net investment income............................................     (0.12)
                                                                      ------
  Total Distributions.............................................     (0.12)
                                                                      ------
NET ASSET VALUE, END OF PERIOD....................................    $10.22
                                                                      ======
Total Return (excludes sales charge)..............................      3.42%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)..................................    $  258
 Ratio of expenses to average net assets..........................      0.96%(c)
 Ratio of net investment income to average net assets.............      3.79%(c)
 Ratio of expenses to average net assets*.........................      1.21%(c)
 Ratio of net investment income to average net assets*............      3.54%(c)
 Portfolio Turnover(d)............................................     29.96%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                       SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
                                                                    Trust Shares
                              FINANCIAL HIGHLIGHTS

                                                                   OCTOBER 19,
                                                                     1997 TO
                                                                    MARCH 31,
                                                                    1998 (A)
                                                                   -----------
                                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $ 10.00
                                                                     -------
INVESTMENT ACTIVITIES
 Net investment income...........................................       0.18
 Net realized and unrealized gains (losses) on investments.......       0.17
                                                                     -------
  Total from Investment Activities...............................       0.35
                                                                     -------
DISTRIBUTIONS
 Net investment income...........................................      (0.18)
                                                                     -------
  Total Distributions............................................      (0.18)
                                                                     -------
NET ASSET VALUE, END OF PERIOD...................................    $ 10.17
                                                                     =======
Total Return.....................................................       3.44%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000).................................    $19,095
 Ratio of expenses to average net assets.........................       0.82%(c)
 Ratio of net investment income to average net assets............       3.97%(c)
 Ratio of expenses to average net assets*........................       1.07%(c)
 Ratio of net investment income to average net assets*...........       3.72%(c)
 Portfolio Turnover(d)...........................................      29.96%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

GROWTH AND INCOME STOCK FUND
Class A Shares
                              FINANCIAL HIGHLIGHTS

                           FOR THE SIX                                            OCTOBER 9,
                              MONTHS       FOR THE YEAR ENDED SEPTEMBER 30,         1992 TO
                              ENDED       -------------------------------------- SEPTEMBER 30,
                          MARCH 31, 1998    1997      1996      1995     1994      1993 (A)
                          --------------  --------  --------  --------  -------- -------------
                           (UNAUDITED)
NET ASSET VALUE, BEGIN-
NING OF PERIOD..........     $ 19.98      $  15.31  $  12.97  $  11.26  $ 11.26     $10.00
                             -------      --------  --------  --------  -------     ------
Investment Activities
 Net investment income..        0.12          0.26      0.26      0.25     0.25       0.28
 Net realized and
 unrealized gains (loss-
 es) on investments.....        2.39          5.30      2.43      1.98     0.12       1.27
                             -------      --------  --------  --------  -------     ------
  Total from Investment
  Activities............        2.51          5.56      2.69      2.23     0.37       1.55
                             -------      --------  --------  --------  -------     ------
DISTRIBUTIONS
 Net investment income..       (0.12)        (0.26)    (0.26)    (0.25)   (0.26)     (0.29)
 Net realized gains.....       (1.33)        (0.63)    (0.09)    (0.12)   (0.11)       --
 In excess of net real-
 ized gains.............         --            --        --      (0.15)     --         --
                             -------      --------  --------  --------  -------     ------
  Total Distributions...       (1.45)        (0.89)    (0.35)    (0.52)   (0.37)     (0.29)
                             -------      --------  --------  --------  -------     ------
NET ASSET VALUE, END OF
PERIOD..................     $ 21.04      $  19.98  $  15.31  $  12.97  $ 11.26     $11.26
                             =======      ========  ========  ========  =======     ======
Total Return (excludes
sales charge)...........       13.27%(b)     37.80%    20.97%    20.62%    3.33%     15.72%(b)
RATIOS/SUPPLEMENTARY DA-
TA:
 Net Assets, End of Pe-
 riod (000).............     $41,936      $ 34,679  $ 18,949  $ 10,842  $ 7,973     $6,009
 Ratio of expenses to
 average net assets.....        1.07%(c)      1.09%     1.11%     1.07%    0.92%      0.63%(c)
 Ratio of net investment
 income to average net
 assets.................        1.17%(c)      1.52%     1.82%     2.15%    2.26%      2.85%(c)
 Ratio of expenses to
 average net assets*....        1.31%(c)      1.58%     1.60%     1.60%    1.65%      1.68%(c)
 Ratio of net investment
 income to average net
 assets*................        0.93%(c)      1.03%     1.33%     1.62%    1.52%      1.81%(c)
 Portfolio Turnover(d)..        8.88%        22.66%    19.82%     8.73%   21.30%     27.17%
 Average commission
 rate(e)................     $0.0616      $ 0.0637  $ 0.0721

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                    GROWTH AND INCOME STOCK FUND
                                                                  Class B Shares
                              FINANCIAL HIGHLIGHTS

                                      FOR THE SIX    FOR THE YEAR   JANUARY 1,
                                         MONTHS          ENDED        1996 TO
                                         ENDED       SEPTEMBER 30, SEPTEMBER 30,
                                     MARCH 31, 1998      1997        1996 (A)
                                     --------------  ------------- -------------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERI-
OD.................................     $ 19.93         $ 15.29        $13.78
                                        -------         -------       -------
INVESTMENT ACTIVITIES
 Net investment income.............        0.05            0.13          0.13
 Net realized and unrealized gains
 (losses) on investments...........        2.37            5.28          1.52
                                        -------         -------       -------
  Total from Investment Activi-
  ties.............................        2.42            5.41          1.65
                                        -------         -------       -------
DISTRIBUTIONS
 Net investment income.............       (0.05)          (0.14)        (0.14)
 Net realized gains................       (1.33)          (0.63)          --
                                        -------         -------       -------
  Total Distributions..............       (1.38)          (0.77)        (0.14)
                                        -------         -------       -------
NET ASSET VALUE, END OF PERIOD.....     $ 20.97         $ 19.93        $15.29
                                        =======         =======       =======
Total Return (excludes redemption
charge)............................       12.80%(b)       36.70%        12.01%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)...     $26,592         $16,690        $3,880
 Ratio of expenses to average net
 assets............................        1.82%(c)        1.84%         1.85%(c)
 Ratio of net investment income to
 average net assets................        0.43%(c)        0.77%         1.13%(c)
 Ratio of expenses to average net
 assets*...........................        2.06%(c)        2.08%         2.09%(c)
 Ratio of net investment income to
 average net assets*...............        0.19%(c)        0.53%         0.89%(c)
 Portfolio Turnover(d).............        8.88%          22.66%        19.82%
 Average commission rate(e)........     $0.0616         $0.0637       $0.0721

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

GROWTH AND INCOME STOCK FUND
Trust Shares
                              FINANCIAL HIGHLIGHTS

                           FOR THE SIX                                            OCTOBER 9,
                              MONTHS       FOR THE YEAR ENDED SEPTEMBER 30,         1992 TO
                              ENDED       -------------------------------------  SEPTEMBER 30,
                          MARCH 31, 1998    1997      1996      1995     1994      1993 (A)
                          --------------  --------  --------  --------  -------  -------------
                           (UNAUDITED)
NET ASSET VALUE, BEGIN-
NING OF PERIOD..........     $  20.02     $  15.34  $  12.99  $  11.28  $ 11.28     $ 10.00
                             --------     --------  --------  --------  -------     -------
INVESTMENT ACTIVITIES
 Net investment income..         0.14         0.30      0.29      0.28     0.28        0.30
 Net realized and
 unrealized gains
 (losses) on
 investments............         2.39         5.31      2.44      1.98     0.11        1.28
                             --------     --------  --------  --------  -------     -------
  Total from Investment
  Activities............         2.53         5.61      2.73      2.26     0.39        1.58
                             --------     --------  --------  --------  -------     -------
DISTRIBUTIONS
 Net investment income..        (0.14)       (0.30)    (0.29)    (0.28)   (0.28)      (0.30)
 Net realized gains.....        (1.33)       (0.63)    (0.09)    (0.12)   (0.11)         --
 In excess of net real-
 ized gains.............           --           --        --     (0.15)      --          --
                             --------     --------  --------  --------  -------     -------
  Total Distributions...        (1.47)       (0.93)    (0.38)    (0.55)   (0.39)      (0.30)
                             --------     --------  --------  --------  -------     -------
NET ASSET VALUE, END OF
PERIOD..................     $  21.08     $  20.02  $  15.34  $  12.99  $ 11.28     $ 11.28
                             ========     ========  ========  ========  =======     =======
Total Return............        13.38%(b)    38.13%    21.31%    20.88%    3.58%      16.06%(b)
RATIOS/SUPPLEMENTARY DA-
TA:
 Net Assets, End of Pe-
 riod (000).............     $390,138     $308,984  $206,659  $145,603  $89,355     $82,358
 Ratio of expenses to
 average net assets.....         0.82%(c)     0.84%     0.86%     0.82%    0.66%       0.40%(c)
 Ratio of net investment
 income to average net
 assets.................         1.43%(c)     1.77%     2.07%     2.40%    2.51%       3.08%(c)
 Ratio of expenses to
 average net assets*....         1.06%(c)     1.08%     1.10%     1.10%    1.15%       1.17%(c)
 Ratio of net investment
 income to average net
 assets*................         1.19%(c)     1.53%     1.83%     2.11%    2.02%       2.31%(c)
 Portfolio Turnover(d)..         8.88%       22.66%    19.82%     8.73%   21.30%      27.17%
 Average commission
 rate(e)................     $ 0.0616     $ 0.0637  $ 0.0721

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                                   BALANCED FUND
                                                                  Class A Shares
                              FINANCIAL HIGHLIGHTS

                           FOR THE SIX                                              JULY 1,
                              MONTHS      FOR THE YEAR ENDED SEPTEMBER 30,          1993 TO
                              ENDED       -------------------------------------  SEPTEMBER 30,
                          MARCH 31, 1998    1997      1996     1995     1994       1993 (A)
                          --------------  --------  --------  -------- --------  -------------
                           (UNAUDITED)
NET ASSET VALUE, BEGIN-
NING OF PERIOD..........     $ 13.63      $  11.96  $  11.04  $  9.76  $ 10.20      $10.00
                             -------      --------  --------  -------  -------      ------
INVESTMENT ACTIVITIES
 Net investment income..        0.20          0.45      0.43     0.44     0.38        0.08
 Net realized and
 unrealized gains (loss-
 es) on investments.....        1.36          2.04      0.92     1.27    (0.44)       0.21
                             -------      --------  --------  -------  -------      ------
  Total from Investment
  Activities............        1.56          2.49      1.35     1.71    (0.06)       0.29
                             -------      --------  --------  -------  -------      ------
DISTRIBUTIONS
 Net investment income..       (0.20)        (0.45)    (0.43)   (0.43)   (0.38)      (0.09)
 Net realized gains.....       (0.35)        (0.37)       --       --       --          --
                             -------      --------  --------  -------  -------      ------
  Total Distributions...       (0.55)        (0.82)    (0.43)   (0.43)   (0.38)      (0.09)
                             -------      --------  --------  -------  -------      ------
NET ASSET VALUE, END OF
PERIOD..................     $ 14.64      $  13.63  $  11.96  $ 11.04  $  9.76      $10.20
                             =======      ========  ========  =======  =======      ======
Total Return (excludes
sales charge)...........       11.74%(b)     21.76%    12.43%   18.00%   (0.64%)      2.88%(b)
RATIOS/SUPPLEMENTARY DA-
TA:
 Net Assets, End of Pe-
 riod (000).............     $24,104      $ 17,234  $ 12,456  $ 9,257  $ 8,560      $2,569
 Ratio of expenses to
 average net assets.....        1.14%(c)      1.18%     1.20%    1.17%    0.98%       0.50%(c)
 Ratio of net investment
 income to average net
 assets.................        2.88%(c)      3.63%     3.78%    4.27%    4.02%       4.39%(c)
 Ratio of expenses to
 average net assets*....        1.38%(c)      1.67%     1.69%    1.71%    1.75%       2.00%(c)
 Ratio of net investment
 income to average net
 assets*................        2.64%(c)      3.14%     3.29%    3.73%    3.25%       2.89%(c)
 Portfolio Turnover(d)..       18.35%        27.07%    19.87%   23.68%   12.91%       8.32%
 Average commission
 rate(e)................     $0.0701      $ 0.0658  $ 0.0749

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

BALANCED FUND
Class B Shares
                              FINANCIAL HIGHLIGHTS

                                      FOR THE SIX    FOR THE YEAR   JANUARY 1,
                                         MONTHS          ENDED        1996 TO
                                         ENDED       SEPTEMBER 30, SEPTEMBER 30,
                                     MARCH 31, 1998      1997        1996 (A)
                                     --------------  ------------- -------------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERI-
OD.................................     $ 13.57         $ 11.91       $ 11.54
                                        -------         -------       -------
INVESTMENT ACTIVITIES
 Net investment income.............        0.14            0.36          0.27
 Net realized and unrealized gains
 (losses) on investments...........        1.36            2.04          0.37
                                        -------         -------       -------
  Total from Investment Activi-
  ties.............................        1.50            2.40          0.64
                                        -------         -------       -------
DISTRIBUTIONS
 Net investment income.............       (0.15)          (0.37)        (0.27)
 Net realized gains................       (0.35)          (0.37)           --
                                        -------         -------       -------
  Total Distributions..............       (0.50)          (0.74)        (0.27)
                                        -------         -------       -------
NET ASSET VALUE, END OF PERIOD.....     $ 14.57         $ 13.57       $ 11.91
                                        =======         =======       =======
Total Return (excludes redemption
charge)............................       11.33%(b)       20.90%         5.67%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)...     $10,960         $ 6,360       $ 2,339
 Ratio of expenses to average net
 assets............................        1.88%(c)        1.93%         1.95%(c)
 Ratio of net investment income to
 average net assets................        2.12%(c)        2.88%         3.13%(c)
 Ratio of expenses to average net
 assets*...........................        2.12%(c)        2.17%         2.18%(c)
 Ratio of net investment income to
 average net assets*...............        1.88%(c)        2.64%         2.90%(c)
 Portfolio Turnover(d).............       18.35%          27.07%        19.87%
 Average commission rate(e)........     $0.0701         $0.0658       $0.0749

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                                   BALANCED FUND
                                                                    Trust Shares
                              FINANCIAL HIGHLIGHTS

                           FOR THE SIX                                                JULY 1,
                              MONTHS       FOR THE YEAR ENDED SEPTEMBER 30,           1993 TO
                              ENDED       --------------------------------------   SEPTEMBER 30,
                          MARCH 31, 1998    1997      1996      1995      1994       1993 (A)
                          --------------  --------  --------  --------  --------   -------------
                           (UNAUDITED)
NET ASSET VALUE, BEGIN-
NING OF PERIOD..........     $  13.60     $  11.93  $  11.01  $   9.74  $  10.18      $ 10.00
                             --------     --------  --------  --------  --------      -------
INVESTMENT ACTIVITIES
 Net investment income..         0.22         0.49      0.46      0.46      0.40         0.09
 Net realized and
 unrealized gains
 (losses) on
 investments............         1.36         2.04      0.92      1.27     (0.44)        0.18
                             --------     --------  --------  --------  --------      -------
  Total from Investment
  Activities............         1.58         2.53      1.38      1.73     (0.04)        0.27
                             --------     --------  --------  --------  --------      -------
DISTRIBUTIONS
 Net investment income..        (0.22)       (0.49)    (0.46)    (0.46)    (0.40)       (0.09)
 Net realized gains.....        (0.35)       (0.37)       --        --        --           --
                             --------     --------  --------  --------  --------      -------
  Total Distributions...        (0.57)       (0.86)    (0.46)    (0.46)    (0.40)       (0.09)
                             --------     --------  --------  --------  --------      -------
NET ASSET VALUE, END OF
PERIOD..................     $  14.61     $  13.60  $  11.93  $  11.01  $   9.74      $ 10.18
                             ========     ========  ========  ========  ========      =======
Total Return............        11.90%(b)    22.11%    12.74%    18.23%    (0.42)%       2.74%(b)
RATIOS/SUPPLEMENTARY DA-
TA:
 Net Assets, End of Pe-
 riod (000).............     $108,749     $ 88,524  $ 69,374  $ 49,794  $ 39,715      $20,374
 Ratio of expenses to
 average net assets.....         0.89%(c)     0.93%     0.95%     0.92%     0.73%        0.44%(c)
 Ratio of net investment
 income to average net
 assets.................         3.13%(c)     3.88%     4.03%     4.51%     4.22%        4.44%(c)
 Ratio of expenses to
 average net assets*....         1.13%(c)     1.17%     1.19%     1.21%     1.25%        1.47%(c)
 Ratio of net investment
 income to average net
 assets*................         2.89%(c)     3.64%     3.79%     4.22%     3.70%        3.42%(c)
 Portfolio Turnover(d)..        18.35%       27.07%    19.87%    23.68%    12.91%        8.32%
 Average commission
 rate(e)................     $ 0.0701     $ 0.0658  $ 0.0749

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

LARGE COMPANY GROWTH FUND
Class A Shares
                              FINANCIAL HIGHLIGHTS

                                                                   OCTOBER 3,
                                                                     1997 TO
                                                                    MARCH 31,
                                                                    1998 (A)
                                                                   -----------
                                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $ 10.00
                                                                     -------
INVESTMENT ACTIVITIES
 Net investment income...........................................       0.02
 Net realized and unrealized gains (losses) on investments.......       0.71
                                                                     -------
  Total from Investment Activities...............................       0.73
                                                                     -------
DISTRIBUTIONS
 Net investment income...........................................      (0.03)
 Net realized gains..............................................      (0.10)
                                                                     -------
  Total Distributions............................................      (0.13)
                                                                     -------
NET ASSET VALUE, END OF PERIOD...................................    $ 10.60
                                                                     =======
Total Return (excludes sales charge).............................       7.37%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000).................................    $   569
 Ratio of expenses to average net assets.........................       1.14%(c)
 Ratio of net investment income to average net assets............       0.33%(c)
 Ratio of expenses to average net assets*........................       1.38%(c)
 Ratio of net investment income to average net assets*...........       0.09%(c)
 Portfolio Turnover(d)...........................................      76.97%
 Average commission rate(e)......................................    $0.0651

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                       LARGE COMPANY GROWTH FUND
                                                                  Class B Shares
                              FINANCIAL HIGHLIGHTS

                                                                  OCTOBER 3,
                                                                    1997 TO
                                                                   MARCH 31,
                                                                   1998 (A)
                                                                  -----------
                                                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD............................    $ 10.00
                                                                    -------
INVESTMENT ACTIVITIES
 Net realized and unrealized gains (losses) on investments......       0.71
                                                                    -------
  Total from Investment Activities..............................       0.71
                                                                    -------
DISTRIBUTIONS
 Net investment income..........................................      (0.01)
 Net realized gains.............................................      (0.10)
                                                                    -------
  Total Distributions...........................................      (0.11)
                                                                    -------
NET ASSET VALUE, END OF PERIOD..................................    $ 10.60
                                                                    =======
Total Return (excludes redemption charge).......................       7.18%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)................................    $ 1,163
 Ratio of expenses to average net assets........................       1.89%(c)
 Ratio of net investment income to average net assets...........      (0.39%)(c)
 Ratio of expenses to average net assets*.......................       2.13%(c)
 Ratio of net investment income to average net assets*..........      (0.63%)(c)
 Portfolio Turnover(d)..........................................      76.97%
 Average commission rate(e).....................................    $0.0651

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

LARGE COMPANY GROWTH FUND
Trust Shares
                              FINANCIAL HIGHLIGHTS

                                                                   OCTOBER 3,
                                                                     1997 TO
                                                                    MARCH 31,
                                                                    1998 (A)
                                                                   -----------
                                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $ 10.00
                                                                     -------
INVESTMENT ACTIVITIES
 Net investment income...........................................       0.03
 Net realized and unrealized gains (losses) on investments.......       0.72
                                                                     -------
  Total from Investment Activities...............................       0.75
                                                                     -------
DISTRIBUTIONS
 Net investment income...........................................      (0.03)
 Net realized gains..............................................      (0.10)
                                                                     -------
  Total Distributions............................................      (0.13)
                                                                     -------
NET ASSET VALUE, END OF PERIOD...................................    $ 10.62
                                                                     =======
Total Return.....................................................       7.63%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000).................................    $52,825
 Ratio of expenses to average net assets.........................       0.98%(c)
 Ratio of net investment income to average net assets............       0.66%(c)
 Ratio of expenses to average net assets*........................       1.22%(c)
 Ratio of net investment income to average net assets*...........       0.42%(c)
 Portfolio Turnover(d)...........................................      76.97%
 Average commission rate(e)......................................    $0.0651

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                       SMALL COMPANY GROWTH FUND
                                                                  Class A Shares
                              FINANCIAL HIGHLIGHTS

                           FOR THE SIX     FOR THE YEAR ENDED       DECEMBER 7,
                              MONTHS          SEPTEMBER 30,           1994 TO
                              ENDED        ---------------------   SEPTEMBER 30,
                          MARCH 31, 1998     1997        1996        1995 (A)
                          --------------   ---------   ---------   -------------
                           (UNAUDITED)
NET ASSET VALUE, BEGIN-
NING OF PERIOD..........     $ 23.33       $   21.06   $   14.53      $10.00
                             -------       ---------   ---------      ------
INVESTMENT ACTIVITIES
 Net investment income
 (loss).................       (0.15)          (0.15)      (0.20)      (0.08)
 Net realized and
 unrealized gains (loss-
 es) on investments.....       (0.23)           2.44        6.73        4.61
                             -------       ---------   ---------      ------
  Total from Investment
  Activities............       (0.38)           2.29        6.53        4.53
                             -------       ---------   ---------      ------
DISTRIBUTIONS
 Net realized gains.....       (0.31)          (0.02)         --          --
                             -------       ---------   ---------      ------
  Total Distributions...       (0.31)          (0.02)         --          --
                             -------       ---------   ---------      ------
NET ASSET VALUE, END OF
PERIOD..................     $ 22.64       $   23.33   $   21.06      $14.53
                             =======       =========   =========      ======
Total Return (excludes
sales charge)...........       (1.49%)(b)      10.90%      44.94%      45.30%(b)
RATIOS/SUPPLEMENTARY DA-
TA:
 Net Assets, End of Pe-
 riod (000).............     $12,105       $  12,675   $   7,413      $1,096
 Ratio of expenses to
 average net assets.....        1.80% (c)       1.89%       2.01%       2.50% (c)
 Ratio of net investment
 income to average net
 assets.................       (1.34%)(c)      (1.29%)     (1.26%)     (1.56%)(c)
 Ratio of expenses to
 average net assets*....        1.80% (c)       2.14%       2.26%       2.84% (c)
 Ratio of net investment
 income to average net
 assets*................       (1.34%)(c)      (1.54%)     (1.51%)     (1.90%)(c)
 Portfolio Turnover(d)..       65.48%          80.66%      71.62%      46.97%
 Average commission
 rate(e)................     $0.0579       $  0.0570   $  0.0562

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

SMALL COMPANY GROWTH FUND
Class B Shares
                              FINANCIAL HIGHLIGHTS

                                    FOR THE SIX     FOR THE YEAR   JANUARY 1,
                                       MONTHS           ENDED        1996 TO
                                       ENDED        SEPTEMBER 30, SEPTEMBER 30,
                                   MARCH 31, 1998       1997        1996 (A)
                                   --------------   ------------- -------------
                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PE-
RIOD.............................     $ 23.02          $ 20.92       $ 15.24
                                      -------          -------       -------
INVESTMENT ACTIVITIES
 Net investment income (loss)....       (0.20)           (0.20)        (0.21)
 Net realized and unrealized
 gains (losses) on investments...       (0.26)            2.32          5.89
                                      -------          -------       -------
  Total from Investment Activi-
  ties...........................       (0.46)            2.12          5.68
                                      -------          -------       -------
DISTRIBUTIONS
 Net realized gains..............       (0.31)           (0.02)           --
                                      -------          -------       -------
  Total Distributions............       (0.31)           (0.02)           --
                                      -------          -------       -------
NET ASSET VALUE, END OF PERIOD...     $ 22.25          $ 23.02       $ 20.92
                                      =======          =======       =======
Total Return (excludes redemption
charge)..........................       (1.86%)(b)       10.16%        37.27% (b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period
 (000)...........................     $10,054          $ 8,869       $ 3,200
 Ratio of expenses to average net
 assets..........................        2.55% (c)        2.64%         2.72% (c)
 Ratio of net investment income
 to average net assets...........       (2.09%)(c)       (2.04%)       (2.01%)(c)
 Portfolio Turnover(d)...........       65.48%           80.66%        71.62%
 Average commission rate(e)......     $0.0579          $0.0570       $0.0562

----
(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                       SMALL COMPANY GROWTH FUND
                                                                    Trust Shares
                              FINANCIAL HIGHLIGHTS

                           FOR THE SIX     FOR THE YEAR ENDED       DECEMBER 7,
                              MONTHS          SEPTEMBER 30,           1994 TO
                              ENDED        ---------------------   SEPTEMBER 30,
                          MARCH 31, 1998     1997        1996        1995 (A)
                          --------------   ---------   ---------   -------------
                           (UNAUDITED)
NET ASSET VALUE, BEGIN-
NING OF PERIOD..........     $ 23.52       $   21.18   $   14.57      $ 10.00
                             -------       ---------   ---------      -------
INVESTMENT ACTIVITIES
 Net investment income
 (loss).................       (0.11)          (0.11)      (0.17)       (0.07)
 Net realized and
 unrealized gains (loss-
 es) on investments.....       (0.24)           2.47        6.78         4.64
                             -------       ---------   ---------      -------
  Total from Investment
  Activities............       (0.35)           2.36        6.61         4.57
                             -------       ---------   ---------      -------
DISTRIBUTIONS
 Net realized gains.....       (0.31)          (0.02)         --           --
                             -------       ---------   ---------      -------
  Total Distributions...       (0.31)          (0.02)         --           --
                             -------       ---------   ---------      -------
NET ASSET VALUE, END OF
PERIOD..................     $ 22.86       $   23.52   $   21.18      $ 14.57
                             =======       =========   =========      =======
Total Return............       (1.35%)(b)      11.17%      45.37%       45.70% (b)
RATIOS/SUPPLEMENTARY DA-
TA:
 Net Assets, End of Pe-
 riod (000).............     $75,365       $  58,660   $  36,373      $16,962
 Ratio of expenses to
 average net assets.....        1.55% (c)       1.64%       1.79%        2.33% (c)
 Ratio of net investment
 income to average net
 assets.................       (1.09%)(c)      (1.04%)     (1.00%)      (1.34%)(c)
 Ratio of expenses to
 average net assets*....        1.55% (c)       1.64%       1.79%        2.42% (c)
 Ratio of net investment
 income to average net
 assets*................       (1.09%)(c)      (1.04%)     (1.00%)      (1.43%)(c)
 Portfolio Turnover(d)..       65.48%          80.66%      71.62%       46.97%
 Average commission
 rate(e)................     $0.0579       $  0.0570   $  0.0562

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

INTERNATIONAL FUND
Class A Shares
                              FINANCIAL HIGHLIGHTS

                                                   FOR THE SIX     JANUARY 2,
                                                      MONTHS         1997 TO
                                                      ENDED       SEPTEMBER 30,
                                                  MARCH 31, 1998    1997 (A)
                                                  --------------  -------------
                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD............     $ 11.24         $ 10.00
                                                     -------         -------
INVESTMENT ACTIVITIES
 Net investment income..........................        0.01            0.03
 Net realized and unrealized gains (losses) on
 investments....................................        0.88            1.25
                                                     -------         -------
  Total from Investment Activities..............        0.89            1.28
                                                     -------         -------
DISTRIBUTIONS
 Net investment income..........................       (0.01)          (0.02)
 Net realized gains.............................       (0.23)          (0.02)
                                                     -------         -------
  Total Distributions...........................       (0.24)          (0.04)
                                                     -------         -------
NET ASSET VALUE, END OF PERIOD..................     $ 11.89         $ 11.24
                                                     =======         =======
Total Return (excludes sales charge)............        8.17%(b)       12.84% (b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)................     $ 1,231         $   833
 Ratio of expenses to average net assets........        1.74%(c)        1.97% (c)
 Ratio of net investment income to average net
 assets.........................................        0.12%(c)        0.14% (c)
 Ratio of expenses to average net assets*.......        1.74%(c)        2.24% (c)
 Ratio of net investment income to average net
 assets*........................................        0.12%(c)       (0.13%)(c)
 Portfolio Turnover(d)..........................       23.24%          41.45%
 Average commission rate(e).....................     $0.0048         $0.0457

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                              INTERNATIONAL FUND
                                                                  Class B Shares
                              FINANCIAL HIGHLIGHTS

                                                  FOR THE SIX      JANUARY 2,
                                                     MONTHS          1997 TO
                                                     ENDED        SEPTEMBER 30,
                                                 MARCH 31, 1998     1997 (A)
                                                 --------------   -------------
                                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...........     $ 11.23          $10.00
                                                    -------          ------
INVESTMENT ACTIVITIES
 Net investment income (loss)..................       (0.03)          (0.01)
 Net realized and unrealized gains (losses) on
 investments...................................        0.87            1.26
                                                    -------          ------
  Total from Investment Activities.............        0.84            1.25
                                                    -------          ------
DISTRIBUTIONS
 Net investment income.........................         --            (0.01)
 Net realized gains............................       (0.23)          (0.01)
                                                    -------          ------
  Total Distributions..........................       (0.23)          (0.02)
                                                    -------          ------
NET ASSET VALUE, END OF PERIOD.................     $ 11.84          $11.23
                                                    =======          ======
Total Return (excludes redemption charge)......        7.72% (b)      12.51% (b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)...............     $ 1,742          $1,179
 Ratio of expenses to average net assets.......        2.48% (c)       2.69% (c)
 Ratio of net investment income to average net
 assets........................................       (0.63%)(c)      (0.62%)(c)
 Ratio of expenses to average net assets*......        2.48% (c)       2.74% (c)
 Ratio of net investment income to average net
 assets*.......................................       (0.63%)(c)      (0.66%)(c)
 Portfolio Turnover(d).........................       23.24%          41.45%
 Average commission rate(e)....................     $0.0048          0.0457

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

INTERNATIONAL FUND
Trust Shares
                              FINANCIAL HIGHLIGHTS

                                                    FOR THE SIX     JANUARY 2,
                                                       MONTHS         1997 TO
                                                       ENDED       SEPTEMBER 30,
                                                   MARCH 31, 1998    1997 (A)
                                                   --------------  -------------
                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.............     $ 11.28         $ 10.00
                                                      -------         -------
INVESTMENT ACTIVITIES
 Net investment income...........................        0.02            0.03
 Net realized and unrealized gains (losses) on
 investments.....................................        0.89            1.30
                                                      -------         -------
  Total from Investment Activities...............        0.91            1.33
                                                      -------         -------
DISTRIBUTIONS
 Net investment income...........................       (0.02)          (0.02)
 Net realized gains..............................       (0.23)          (0.03)
                                                      -------         -------
  Total Distributions............................       (0.25)          (0.05)
                                                      -------         -------
NET ASSET VALUE, END OF PERIOD...................     $ 11.94         $ 11.28
                                                      =======         =======
Total Return.....................................        8.31%(b)       13.34%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000).................     $72,412         $52,373
 Ratio of expenses to average net assets.........        1.49%(c)        1.79%(c)
 Ratio of net investment income to average net
 assets..........................................        0.34%(c)        0.32%(c)
 Ratio of expenses to average net assets*........        1.49%(c)        1.81%(c)
 Ratio of net investment income to average net
 assets*.........................................        0.34%(c)        0.30%(c)
 Portfolio Turnover(d)...........................       23.24%          41.45%
 Average commission rate(e)......................     $0.0048          0.0457

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                        CAPITAL MANAGER CONSERVATIVE GROWTH FUND
                                                                  Class A Shares
                              FINANCIAL HIGHLIGHTS

                                                                    JANUARY 29,
                                                                      1998 TO
                                                                     MARCH 31,
                                                                     1998 (A)
                                                                    -----------
                                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............................    $10.09
                                                                      ------
INVESTMENT ACTIVITIES
 Net investment income............................................      0.04
 Net realized and unrealized gains (losses) on investments........      0.40
                                                                      ------
  Total from Investment Activities................................      0.44
                                                                      ------
DISTRIBUTIONS
 Net investment income............................................     (0.08)
                                                                      ------
  Total Distributions.............................................     (0.08)
                                                                      ------
NET ASSET VALUE, END OF PERIOD....................................    $10.45
                                                                      ======
Total Return (excludes sales charge)..............................      4.39%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)..................................    $    6
 Ratio of expenses to average net assets..........................      0.36%(c)
 Ratio of net investment income to average net assets.............      4.35%(c)
 Ratio of expenses to average net assets*.........................      0.56%(c)
 Ratio of net investment income to average net assets*............      4.15%(c)
 Portfolio Turnover(d)............................................      1.60%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

CAPITAL MANAGER CONSERVATIVE GROWTH FUND
Trust Shares
                              FINANCIAL HIGHLIGHTS

                                                                   OCTOBER 2,
                                                                     1997 TO
                                                                    MARCH 31,
                                                                    1998 (A)
                                                                   -----------
                                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $  9.99
                                                                     -------
INVESTMENT ACTIVITIES
 Net investment income...........................................       0.17
 Net realized and unrealized gains (losses) on investments.......       0.46
                                                                     -------
  Total from Investment Activities...............................       0.63
                                                                     -------
DISTRIBUTIONS
 Net investment income...........................................      (0.17)
                                                                     -------
  Total Distributions............................................      (0.17)
                                                                     -------
NET ASSET VALUE, END OF PERIOD...................................    $ 10.45
                                                                     =======
Total Return.....................................................       6.23%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000).................................    $22,994
 Ratio of expenses to average net assets.........................       0.31%(c)
 Ratio of net investment income to average net assets............       3.36%(c)
 Ratio of expenses to average net assets*........................       0.51%(c)
 Ratio of net investment income to average net assets*...........       3.16%(c)
 Portfolio Turnover(d)...........................................       1.60%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                            CAPITAL MANAGER MODERATE GROWTH FUND
                                                                  Class A Shares
                              FINANCIAL HIGHLIGHTS

                                                                    JANUARY 29,
                                                                      1998 TO
                                                                     MARCH 31,
                                                                     1998 (A)
                                                                    -----------
                                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............................    $10.01
                                                                      ------
INVESTMENT ACTIVITIES
 Net investment income............................................      0.03
 Net realized and unrealized gains (losses) on investments........      0.60
                                                                      ------
  Total from Investment Activities................................      0.63
                                                                      ------
DISTRIBUTIONS
 Net investment income............................................     (0.06)
                                                                      ------
  Total Distributions.............................................     (0.06)
                                                                      ------
NET ASSET VALUE, END OF PERIOD....................................    $10.58
                                                                      ======
Total Return (excludes sales charge)..............................      6.29%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)..................................    $    3
 Ratio of expenses to average net assets..........................      0.36%(c)
 Ratio of net investment income to average net assets.............      2.87%(c)
 Ratio of expenses to average net assets*.........................      0.56%(c)
 Ratio of net investment income to average net assets*............      2.67%(c)
 Portfolio Turnover(d)............................................      1.03%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

CAPITAL MANAGER MODERATE GROWTH FUND
Trust Shares
                              FINANCIAL HIGHLIGHTS

                                                                   OCTOBER 2,
                                                                     1997 TO
                                                                    MARCH 31,
                                                                    1998 (A)
                                                                   -----------
                                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $  9.87
                                                                     -------
INVESTMENT ACTIVITIES
 Net investment income...........................................       0.12
 Net realized and unrealized gains (losses) on investments.......       0.71
                                                                     -------
  Total from Investment Activities...............................       0.83
                                                                     -------
DISTRIBUTIONS
 Net investment income...........................................      (0.12)
                                                                     -------
  Total Distributions............................................      (0.12)
                                                                     -------
NET ASSET VALUE, END OF PERIOD...................................    $ 10.58
                                                                     =======
Total Return.....................................................       7.06%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000).................................    $23,280
 Ratio of expenses to average net assets.........................       0.31%(c)
 Ratio of net investment income to average net assets............       2.43%(c)
 Ratio of expenses to average net assets*........................       0.51%(c)
 Ratio of net investment income to average net assets*...........       2.23%(c)
 Portfolio Turnover(d)...........................................       1.03%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                     CAPITAL MANAGER GROWTH FUND
                                                                  Class A Shares
                              FINANCIAL HIGHLIGHTS

                                                                    JANUARY 29,
                                                                      1998 TO
                                                                     MARCH 31,
                                                                     1998 (A)
                                                                    -----------
                                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............................    $ 9.93
                                                                      ------
INVESTMENT ACTIVITIES
 Net investment income............................................      0.02
 Net realized and unrealized gains (losses) on investments........      0.76
                                                                      ------
  Total from Investment Activities................................      0.78
                                                                      ------
DISTRIBUTIONS
 Net investment income............................................     (0.04)
                                                                      ------
  Total Distributions.............................................     (0.04)
                                                                      ------
NET ASSET VALUE, END OF PERIOD....................................    $10.67
                                                                      ======
Total Return (excludes sales charge)..............................      7.88%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)..................................    $    5
 Ratio of expenses to average net assets..........................      0.36%(c)
 Ratio of net investment income to average net assets.............      2.44%(c)
 Ratio of expenses to average net assets*.........................      0.56%(c)
 Ratio of net investment income to average net assets*............      2.24%(c)
 Portfolio Turnover(d)............................................      0.78%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

CAPITAL MANAGER GROWTH FUND
Trust Shares
                              FINANCIAL HIGHLIGHTS

                                                                   OCTOBER 2,
                                                                     1997 TO
                                                                    MARCH 31,
                                                                    1998 (A)
                                                                   -----------
                                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.............................    $  9.78
                                                                     -------
INVESTMENT ACTIVITIES
 Net investment income...........................................       0.09
 Net realized and unrealized gains (losses) on investments.......       0.89
                                                                     -------
  Total from Investment Activities...............................       0.98
                                                                     -------
DISTRIBUTIONS
 Net investment income...........................................      (0.09)
                                                                     -------
  Total Distributions............................................      (0.09)
                                                                     -------
NET ASSET VALUE, END OF PERIOD...................................    $ 10.67
                                                                     =======
Total Return.....................................................       7.61%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000).................................    $23,491
 Ratio of expenses to average net assets.........................       0.31%(c)
 Ratio of net investment income to average net assets............       1.74%(c)
 Ratio of expenses to average net assets*........................       0.51%(c)
 Ratio of net investment income to average net assets*...........       1.54%(c)
 Portfolio Turnover(d)...........................................       0.78%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                              SEMI-ANNUAL REPORT
                                To Shareholders


                              INVESTMENT ADVISOR
                       Branch Banking and Trust Company
                         434 Fayetteville Street Mall
                              Raleigh, NC  27601

                                  DISTRIBUTOR
                              BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, OH 43219

                                 LEGAL COUNSEL
                                 Ropes & Gray
                             1301 K Street, N.W.
                                 Suite 800 E.
                             Washington D.C. 20005

                                TRANSFER AGENT
                        BISYS Fund Services Ohio, Inc.
                               3435 Stelzer Road
                              Columbus, OH 43219

                                   AUDITORS
                             KPMG Peat Marwick LLP
                       Two Nationwide Plaza, Suite 1600
                              Columbus, OH 43215



                                March 31, 1998


                                                                            5/98


                             [PHOTO APPEARS HERE]